UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o BlackRock Fund Advisors

400 Howard Street, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

APRIL 30, 2023

2023 Semi-Annual Report (Unaudited)

iShares, Inc.

•  iShares International High Yield Bond ETF | HYXU | Cboe BZX

•  iShares J.P. Morgan EM Corporate Bond ETF | CEMB | Cboe BZX

•  iShares J.P. Morgan EM High Yield Bond ETF | EMHY | Cboe BZX

•  iShares J.P. Morgan EM Local Currency Bond ETF | LEMB | NYSE Arca

•  iShares US & Intl High Yield Corp Bond ETF | GHYG | Cboe BZX

The Markets in Review

Dear Shareholder,

Investors faced an uncertain economic landscape during the 12-month reporting period ended April 30, 2023, amid mixed indicators and rapidly changing market conditions. The U.S. economy returned to modest growth beginning in the third quarter of 2022, although the pace of growth slowed thereafter. Inflation was elevated, reaching a 40-year high as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated as the period continued, while continued strength in consumer spending backstopped the economy.

Equity returns varied substantially, as large-capitalization U.S. stocks gained for the period amid a rebound in big tech stocks, whereas small-capitalization U.S. stocks declined. International equities from developed markets advanced strongly, while emerging market stocks declined, pressured by higher interest rates and volatile commodities prices.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bonds posted a positive return as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. In addition, the Fed added liquidity to markets amid the failure of prominent regional banks.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth was modest in the last year, we believe that stickiness in services inflation and continued wage growth will keep inflation above central bank targets for some time. Although the Fed has decelerated the pace of interest rate hikes and indicated a pause could be its next step, we believe that the Fed still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the rapid increase in interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar could provide a supportive backdrop. We also see selective, long-term opportunities in credit, where we believe that valuations are appealing, and higher yields offer attractive income. However, we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most significant opportunities in short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2023
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	8.63%	2.66%
U.S. small cap equities (Russell 2000® Index)	(3.45)	(3.65)
International equities (MSCI Europe, Australasia, Far East Index)	24.19	8.42
Emerging market equities (MSCI Emerging Markets Index)	16.36	(6.51)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.09	2.83
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	7.14	(1.68)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	6.91	(0.43)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.65	2.87
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.21	1.21
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2023	iShares® International High Yield Bond ETF

Investment Objective

The iShares International High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index composed of euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® Global Developed Markets ex-US High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	17.64%	3.23%	(1.17)%	0.77%	3.23%	(5.73)%	7.98%
Fund Market	17.97	5.26	(0.96)	0.85	5.26	(4.70)	8.87
Index	17.73	3.54	(0.83)	1.03	3.54	(4.10)	10.77

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,176.40	$ 2.16		$ 1,000.00	$ 1,022.80	$ 2.01		0.40%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Baa	5.8%
Ba	46.5
B	29.1
Caa	3.5
Not Rated	15.1

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

Italy	16.5%
France	14.5
United States	13.1
United Kingdom	12.1
Germany	11.1
Spain	8.1
Luxembourg	4.2
Netherlands	3.9
Sweden	3.0
Greece	2.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® J.P. Morgan EM Corporate Bond ETF

Investment Objective

The iShares J.P. Morgan EM Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market corporate bonds, as represented by the J.P. Morgan CEMBI Broad Diversified Core Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	10.28%	0.61%	1.62%	2.15%	0.61%	8.37%	23.65%
Fund Market	11.60	1.80	1.77	2.12	1.80	9.15	23.35
Index	10.63	1.19	1.95	2.60	1.19	10.15	29.21

Index Performance through May 31, 2017 reflects the performance of the Morningstar® Emerging Markets Corporate Bond IndexSM. Index performance beginning on June 1, 2017 reflects the performance of the J.P. Morgan CEMBI Broad Diversified Core Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,102.80	$ 2.61		$ 1,000.00	$ 1,022.30	$ 2.51		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	0.4%
Aa	7.8
A	18.7
Baa	34.9
Ba	12.8
B	6.8
Caa	2.1
C	0.8
Not Rated	15.7

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

China	9.2%
Brazil	5.5
Mexico	5.0
United Arab Emirates	5.0
Hong Kong	4.7
Saudi Arabia	4.7
India	4.6
South Korea	4.6
Singapore	4.2
Colombia	4.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2023	iShares® J.P. Morgan EM High Yield Bond ETF

Investment Objective

The iShares J.P. Morgan EM High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market high yield sovereign and corporate bonds, as represented by the J.P. Morgan USD Emerging Markets High Yield Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	11.11%	(1.92)%	(0.37)%	1.51%	(1.92)%	(1.86)%	16.15%
Fund Market	12.42	(1.23)	(0.23)	1.50	(1.23)	(1.14)	16.03
Index	11.39	(1.44)	(0.06)	1.82	(1.44)	(0.29)	19.78

Index performance through March 01, 2020 reflects the performance of the Morningstar Emerging Markets High Yield Bond IndexSM which terminated on April 01, 2020. Index performance beginning on March 02, 2020 reflects the performance of the J.P. Morgan USD Emerging Markets High Yield Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,111.10	$ 2.62		$ 1,000.00	$ 1,022.30	$ 2.51		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	0.1%
Aa	0.2
A	0.2
Baa	10.7
Ba	34.2
B	29.7
Caa	4.4
Ca	1.2
C	0.7
Not Rated	18.6

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Brazil	13.6%
Turkey	13.3
Mexico	8.3
Colombia	7.1
China	4.9
Oman	4.0
South Africa	3.8
Dominican Republic	3.4
Hong Kong	3.4
Argentina	3.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2023	iShares® J.P. Morgan EM Local Currency Bond ETF

Investment Objective

The iShares J.P. Morgan EM Local Currency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of local currency denominated, emerging market sovereign bonds, as represented by the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	13.87%	3.85%	(3.37)%	(2.15)%	3.85%	(15.74)%	(19.52)%
Fund Market	13.23	3.76	(3.40)	(2.28)	3.76	(15.86)	(20.59)
Index	14.34	4.53	(2.91)	(1.63)	4.53	(13.73)	(15.14)

Index performance through May 31, 2017 reflects the performance of the Bloomberg Emerging Markets Broad Local Currency Bond Index. Index performance beginning on June 1, 2017 reflects the performance of the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,138.70	$ 1.59		$1,000.00	$1,023.30	$ 1.51		0.30%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aa	3.6%
A	5.1
Baa	19.1
Ba	10.2
C	2.9
Not Rated	59.1

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	15.1%
Indonesia	6.7
Mexico	5.8
Brazil	5.4
Peru	4.6
Poland	4.6
Czech Republic	4.6
Serbia	4.6
Romania	4.6
Thailand	4.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2023	iShares® US & Intl High Yield Corp Bond ETF

Investment Objective

The iShares US & Intl High Yield Corp Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar, euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® Global Developed Markets High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	8.86%	1.64%	1.67%	2.55%	1.64%	8.64%	28.60%
Fund Market	9.37	2.80	1.70	2.54	2.80	8.79	28.56
Index	9.06	2.01	1.82	2.70	2.01	9.44	30.56

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,088.60	$ 2.07		$1,000.00	$1,022.80	$ 2.01		0.40%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Baa	4.3%
Ba	42.6
B	39.1
Caa	8.0
Ca	0.4
Not Rated	5.6

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	63.8%
United Kingdom	5.5
Italy	5.0
France	4.9
Canada	3.8
Germany	3.4
Spain	2.4
Netherlands	1.8
Luxembourg	1.7
Israel	1.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	9

Schedule of Investments (unaudited) April 30, 2023	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Australia — 0.2%
Commerzbank Ag Subordinated, 1.38%, 12/29/31 (Call 09/29/26)(a)(b)	EUR	100	$91,626

Austria — 0.2%
ams-OSRAM AG, 6.00%, 07/31/25 (Call 07/31/23)(a)	EUR	100	102,269

Belgium — 0.2%
Telenet Finance Luxembourg Notes Sarl, 3.50%, 03/01/28 (Call 12/01/23)(a)	EUR	100	99,673

Canada — 1.4%
Air Canada, 4.63%, 08/15/29 (Call 02/15/26)(c)	CAD	325	212,649
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 5.13%, 06/15/29 (Call 06/15/24)(c)	CAD	75	44,673
Mattamy Group Corp., 4.63%, 03/01/28 (Call 03/01/24)(a)	CAD	50	32,522
Parkland Corp.
3.88%, 06/16/26 (Call 06/16/23)(c)	CAD	150	102,837
4.38%, 03/26/29 (Call 03/26/24)	CAD	75	48,516
Southern Pacific Resource Corp., 8.75%, 01/25/18(c)(d)(e)(f)	CAD	50	—
Tamarack Valley Energy Ltd., 7.25%, 05/10/27
(Call 05/10/24)(c)	CAD	25	17,634
Videotron Ltd.
3.13%, 01/15/31 (Call 01/15/26)	CAD	100	58,601
3.63%, 06/15/28 (Call 06/15/24)(c)	CAD	150	96,696
4.50%, 01/15/30 (Call 10/15/24)	CAD	150	98,147

			712,275

Cyprus — 0.2%
Bank of Cyprus PCL, 2.50%, 06/24/27 (Call 06/24/26)(a)(b)	EUR	100	92,802

Czech Republic — 0.2%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30 (Call 04/30/26)(a)	EUR	100	111,101

France — 14.2%
Accor SA
2.38%, 11/29/28 (Call 08/29/28)(a)	EUR	100	98,221
3.00%, 02/04/26 (Call 11/04/25)(a)	EUR	100	105,844
Adevinta ASA
2.63%, 11/15/25 (Call 11/15/23)(a)	EUR	100	104,611
3.00%, 11/15/27 (Call 11/15/23)(a)	EUR	100	100,272
Altice France SA/France
2.13%, 02/15/25 (Call 01/29/24)(a)	EUR	150	151,008
3.38%, 01/15/28 (Call 09/15/23)(a)	EUR	100	83,813
4.00%, 07/15/29 (Call 04/15/24)(a)	EUR	100	80,126
4.25%, 10/15/29 (Call 10/15/24)(a)	EUR	100	80,731
5.88%, 02/01/27 (Call 08/01/23)(a)	EUR	250	237,758
Atos SE
1.00%, 11/12/29 (Call 08/12/29)(a)	EUR	200	144,142
1.75%, 05/07/25 (Call 02/07/25)(a)	EUR	100	96,913
Banijay Entertainment SASU, 3.50%, 03/01/25
(Call 03/01/24)(a)	EUR	100	107,162
Banijay Group SAS, 6.50%, 03/01/26 (Call 09/01/23)(a)	EUR	100	107,203
CAB SELAS, 3.38%, 02/01/28 (Call 02/01/24)	EUR	200	175,154
Casino Guichard Perrachon SA
5.25%, 04/15/27 (Call 04/15/24)(a)	EUR	100	25,612
6.63%, 01/15/26 (Call 01/15/24)(a)	EUR	100	27,180
CGG SA, 7.75%, 04/01/27 (Call 04/01/24)(a)	EUR	100	95,875
Chrome Bidco SASU, 3.50%, 05/31/28 (Call 05/31/24)(a)	EUR	100	88,951
Chrome Holdco SASU, 5.00%, 05/31/29 (Call 05/31/24)(a)	EUR	100	78,081

Security		Par (000)	Value

France (continued)
Elis SA
1.63%, 04/03/28 (Call 01/03/28)(a)	EUR	100	$96,976
2.88%, 02/15/26 (Call 11/15/25)(a)	EUR	100	105,828
4.13%, 05/24/27 (Call 02/24/27)(a)	EUR	100	108,648
Emeria SASU
3.38%, 03/31/28 (Call 03/31/24)(a)	EUR	100	86,150
7.75%, 03/31/28 (Call 02/07/25)(a)	EUR	100	103,355
Faurecia SE
2.38%, 06/15/27 (Call 06/15/23)(a)	EUR	100	94,928
2.63%, 06/15/25 (Call 06/15/23)(a)	EUR	200	209,351
2.75%, 02/15/27 (Call 02/15/24)(a)	EUR	225	219,409
3.13%, 06/15/26 (Call 06/15/23)(a)	EUR	100	102,974
3.75%, 06/15/28 (Call 06/15/23)(a)	EUR	200	194,633
7.25%, 06/15/26 (Call 11/15/24)(a)	EUR	100	113,545
Iliad Holding SASU
5.13%, 10/15/26 (Call 10/15/23)(a)	EUR	150	156,570
5.63%, 10/15/28 (Call 10/15/24)(a)	EUR	100	100,302
iliad SA
1.50%, 10/14/24 (Call 07/14/24)(a)	EUR	100	105,131
1.88%, 04/25/25 (Call 01/25/25)(a)	EUR	200	206,457
5.38%, 06/14/27 (Call 03/14/27)(a)	EUR	200	216,142
5.63%, 02/15/30 (Call 11/15/29)(a)	EUR	100	105,484
La Financiere Atalian SASU, 4.00%, 05/15/24
(Call 05/08/23)(a)	EUR	100	78,813
Loxam SAS
2.88%, 04/15/26 (Call 04/10/24)(a)	EUR	100	101,791
4.50%, 02/15/27 (Call 02/15/24)(a)	EUR	175	182,267
6.38%, 05/15/28 (Call 05/15/25)(a)	EUR	100	109,560
Paprec Holding SA
3.50%, 07/01/28 (Call 07/01/24)(a)	EUR	100	97,769
4.00%, 03/31/25 (Call 05/29/23)(a)	EUR	100	107,594
Parts Europe SA, 6.50%, 07/16/25 (Call 01/15/24)(a)	EUR	100	110,245
Picard Groupe SAS, 3.88%, 07/01/26 (Call 07/01/23)(a)	EUR	200	195,466
RCI Banque SA, 2.63%, 02/18/30 (Call 02/18/25)(a)(b)	EUR	100	101,172
Renault SA
1.00%, 04/18/24 (Call 01/18/24)(a)	EUR	100	106,185
1.00%, 11/28/25 (Call 08/28/25)(a)	EUR	70	71,555
1.25%, 06/24/25 (Call 03/24/25)(a)	EUR	200	204,826
2.00%, 09/28/26 (Call 06/28/26)(a)	EUR	100	98,120
2.38%, 05/25/26 (Call 02/25/26)(a)	EUR	200	201,113
2.50%, 06/02/27 (Call 03/02/27)(a)	EUR	200	194,756
2.50%, 04/01/28 (Call 01/01/28)(a)	EUR	100	93,631
Rexel SA, 2.13%, 12/15/28 (Call 12/15/24)(a)	EUR	100	96,025
SPCM SA, 2.00%, 02/01/26 (Call 09/15/23)(a)	EUR	100	101,449
Tereos Finance Groupe I SA
7.25%, 04/15/28 (Call 04/15/25)(a)	EUR	100	109,449
7.50%, 10/30/25 (Call 10/30/23)(a)	EUR	100	113,057
Valeo
1.00%, 08/03/28 (Call 05/03/28)(a)	EUR	100	88,760
1.50%, 06/18/25 (Call 03/18/25)(a)	EUR	100	104,020
5.38%, 05/28/27 (Call 02/28/27)(a)	EUR	100	110,290
Verallia SA
1.63%, 05/14/28 (Call 02/14/28)(a)	EUR	100	97,324
1.88%, 11/10/31 (Call 08/11/31)	EUR	100	89,006

			7,278,783

Germany — 10.9%
ADLER Group SA, 5.00%, 01/14/29 (Call 10/14/28)(a)	EUR	200	75,682
Bayer AG
2.38%, 11/12/79 (Call 02/12/25)(a)(b)	EUR	100	102,123
3.13%, 11/12/79 (Call 08/12/27)(a)(b)	EUR	200	189,521

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Germany (continued)
3.75%, 07/01/74 (Call 07/01/24)(a)(b)	EUR	300	$319,734
5.38%, 03/25/82 (Call 06/25/30)(a)(b)	EUR	100	100,743
Series N5.5, 4.50%, Series N5.5, 03/25/82 (Call 06/25/27)(a)(b)	EUR	100	102,227
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75 (Call 04/23/27)(a)(b)	EUR	100	100,026
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28 (Call 01/15/24)(a)	EUR	150	150,589
Commerzbank AG
4.00%, 03/23/26(a)	EUR	200	213,392
4.00%, 03/30/27(a)	EUR	100	106,850
6.50%, 12/06/32 (Call 09/06/27)(a)(b)	EUR	100	110,161
8.63%, 02/28/33 (Call 11/28/27)(a)(b)	GBP	100	125,674
Deutsche Lufthansa AG
2.00%, 07/14/24 (Call 06/14/24)(a)	EUR	100	106,918
2.88%, 02/11/25 (Call 01/11/25)(a)	EUR	200	212,313
2.88%, 05/16/27 (Call 02/16/27)(a)	EUR	100	100,333
3.00%, 05/29/26 (Call 02/28/26)(a)	EUR	300	309,541
3.50%, 07/14/29 (Call 04/14/29)(a)	EUR	100	98,307
4.38%, 08/12/75 (Call 02/12/26)(a)(b)	EUR	100	98,208
Douglas GmbH, 6.00%, 04/08/26 (Call 04/15/24)(a)	EUR	200	195,491
Evonik Industries AG, 1.38%, 09/02/81 (Call 09/02/26)(a)(b)	EUR	100	91,708
Gruenenthal GmbH
3.63%, 11/15/26 (Call 05/15/23)(a)	EUR	100	103,671
6.75%, 05/15/30 (Call 05/15/26)	EUR	100	110,752
Gruenenthal GMBH, 4.13%, 05/15/28 (Call 05/15/24)(a)	EUR	100	100,858
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26 (Call 04/30/24)(a)	EUR	200	214,064
RWE AG, 3.50%, 04/21/75 (Call 04/21/25)(a)(b)	EUR	100	105,373
Schaeffler AG
1.88%, 03/26/24 (Call 12/26/23)(a)	EUR	100	107,736
2.75%, 10/12/25 (Call 07/12/25)	EUR	100	105,245
2.88%, 03/26/27 (Call 12/26/26)(a)	EUR	75	77,855
3.38%, 10/12/28 (Call 07/12/28)	EUR	100	99,163
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25 (Call 01/15/24)(a)	EUR	250	259,617
thyssenkrupp AG
2.50%, 02/25/25(a)	EUR	100	106,924
2.88%, 02/22/24 (Call 11/22/23)(a)	EUR	75	81,263
TK Elevator Holdco GmbH, 6.63%, 07/15/28 (Call 07/15/23)(a)	EUR	90	82,326
TK Elevator Midco GmbH, 4.38%, 07/15/27 (Call 07/15/23)(a)	EUR	100	98,205
ZF Europe Finance BV
2.00%, 02/23/26 (Call 12/23/25)(a)	EUR	100	100,207
2.50%, 10/23/27 (Call 07/23/27)(a)	EUR	100	95,688
3.00%, 10/23/29 (Call 07/23/29)(a)	EUR	100	91,821
ZF Finance GmbH
2.00%, 05/06/27 (Call 02/06/27)(a)	EUR	100	95,135
2.25%, 05/03/28 (Call 02/03/28)(a)	EUR	100	92,331
2.75%, 05/25/27 (Call 02/25/27)(a)	EUR	100	97,760
3.00%, 09/21/25 (Call 06/21/25)(a)	EUR	100	104,353
3.75%, 09/21/28 (Call 06/21/28)(a)	EUR	100	98,024
5.75%, 08/03/26 (Call 07/03/26)(a)	EUR	200	221,093

			5,559,005

Gibraltar — 0.2%
888 Acquisitions Ltd., 7.56%, 07/15/27 (Call 07/15/24)(a)	EUR	100	99,180

Greece — 2.4%
Alpha Bank SA
2.50%, 03/23/28 (Call 03/23/27)(a)(b)	EUR	100	90,131
7.50%, 06/16/27 (Call 06/16/26)(a)(b)	EUR	100	109,140

Security	Par (000)		Value

Greece (continued)
Eurobank SA
2.25%, 03/14/28 (Call 03/14/27)(a)(b)	EUR	100	$91,956
7.00%, 01/26/29 (Call 01/26/28)(a)(b)	EUR	100	108,568
National Bank of Greece SA
2.75%, 10/08/26 (Call 10/08/25)(a)(b)	EUR	100	100,901
7.25%, 11/22/27 (Call 11/22/26)(a)(b)	EUR	100	112,117
8.25%, 07/18/29 (Call 07/18/24)(a)(b)	EUR	100	108,360
Piraeus Bank SA, 8.25%, 01/28/27 (Call 01/28/26)(a)(b)	EUR	100	109,944
Piraeus Financial Holdings SA
5.50%, 02/19/30 (Call 02/19/25)(a)(b)	EUR	100	92,494
9.75%, 06/26/29 (Call 06/26/24)(a)(b)	EUR	100	104,942
Public Power Corp. SA
3.38%, 07/31/28 (Call 07/31/24)(a)	EUR	100	95,965
4.38%, 03/30/26 (Call 03/30/24)(a)	EUR	100	104,280

			1,228,798

Ireland — 1.7%
AIB Group PLC
1.88%, 11/19/29 (Call 11/19/24)(a)(b)	EUR	100	103,083
2.88%, 05/30/31 (Call 05/30/26)(a)(b)	EUR	100	99,940
Bank of Ireland Group PLC
1.38%, 08/11/31 (Call 05/11/26)(a)(b)	EUR	100	94,833
6.75%, 03/01/33 (Call 12/01/27)(a)(b)	EUR	100	111,405
7.59%, 12/06/32 (Call 09/06/27)(a)(b)	GBP	100	124,812
eircom Finance DAC
1.75%, 11/01/24 (Call 11/01/23)(a)	EUR	100	108,099
3.50%, 05/15/26 (Call 05/15/23)(a)	EUR	100	103,846
Permanent TSB Group Holdings PLC, 5.25%, 06/30/25 (Call 06/30/24)(a)(b)	EUR	100	108,970

			854,988

Israel — 2.1%
Teva Pharmaceutical Finance Netherlands II BV
1.13%, 10/15/24(a)	EUR	100	104,251
1.63%, 10/15/28(a)	EUR	150	126,506
1.88%, 03/31/27 (Call 12/31/26)(a)	EUR	100	92,877
3.75%, 05/09/27 (Call 02/09/27)	EUR	250	248,179
4.38%, 05/09/30 (Call 02/09/30)	EUR	200	184,952
4.50%, 03/01/25 (Call 12/01/24)	EUR	100	108,441
7.38%, 09/15/29 (Call 06/15/29)	EUR	100	111,234
7.88%, 09/15/31 (Call 06/15/31)	EUR	100	112,876

			1,089,316

Italy — 16.2%
Atlantia SpA
1.63%, 02/03/25(a)	EUR	100	103,980
1.88%, 07/13/27 (Call 04/13/27)(a)	EUR	175	168,846
1.88%, 02/12/28 (Call 11/12/27)(a)	EUR	200	184,180
Banca IFIS SpA, 6.13%, 01/19/27(a)	EUR	100	109,554
Banca Monte dei Paschi di Siena SpA
1.88%, 01/09/26(a)	EUR	100	96,015
2.63%, 04/28/25(a)	EUR	100	102,255
3.63%, 09/24/24(a)	EUR	200	211,315
6.75%, 03/02/26 (Call 03/02/25), (3-mo. EURIBOR + 3.206%)(a)(b)	EUR	125	136,704
7.68%, 01/18/28(a)(b)	EUR	100	93,080
10.50%, 07/23/29(a)	EUR	100	106,854
Banca Popolare di Sondrio SpA, 1.25%, 07/13/27 (Call 07/13/26)(a)(b)	EUR	100	96,496
Banco BPM SpA
1.75%, 01/28/25(a)	EUR	200	209,630
3.25%, 01/14/31 (Call 01/14/26)(a)(b)	EUR	100	98,558

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Italy (continued)
4.25%, 10/01/29 (Call 10/01/24)(a)(b)	EUR	100	$105,955
4.88%, 01/18/27(a)	EUR	100	109,666
5.00%, 09/14/30 (Call 09/14/25)(a)(b)	EUR	100	106,801
6.00%, 09/13/26(a)	EUR	150	169,621
6.00%, 01/21/28 (Call 01/21/27), (3-mo. EURIBOR + 3.300%)(a)(b)	EUR	150	166,275
BPER Banca
1.88%, 07/07/25(a)	EUR	100	104,124
3.38%, 06/30/25 (Call 05/31/24), (3-mo. EURIBOR + 2.450%)(a)(b)	EUR	100	108,554
3.88%, 07/25/32 (Call 01/25/27)(a)(b)	EUR	200	182,147
6.13%, 02/01/28 (Call 02/01/27), (3-mo. EURIBOR + 3.600%)(a)(b)	EUR	150	167,635
Brunello Bidco SpA, 3.50%, 02/15/28 (Call 02/15/24)(a)	EUR	100	96,849
Castor SpA, 6.00%, 02/15/29 (Call 03/15/25)(a)	EUR	100	96,630
Fiber Bidco Spa, 11.00%, 10/25/27 (Call 10/25/24)(a)	EUR	100	118,466
Grifols SA, 2.25%, 11/15/27 (Call 11/15/23)(a)	EUR	100	94,528
Iccrea Banca SpA
2.13%, 01/17/27 (Call 01/17/26), (3-mo. EURIBOR + 2.280%)(a)(b)	EUR	100	98,729
4.13%, 11/28/29 (Call 11/28/24)(a)(b)	EUR	100	102,629
6.38%, 09/20/27 (Call 09/20/26), (3-mo. EURIBOR + 4.077%)(a)(b)	EUR	100	111,157
6.88%, 01/20/28 (Call 01/20/27), (3-mo. EURIBOR + 4.045%)(a)(b)	EUR	100	112,437
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28 (Call 01/15/24)(a)	EUR	100	95,675
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/28 (Call 07/21/28)(a)	EUR	200	194,936
1.75%, 04/19/31 (Call 01/19/31)(a)	EUR	100	93,580
1.88%, 07/08/26 (Call 04/08/26)(a)	EUR	150	155,044
Intesa Sanpaolo SpA
2.86%, 04/23/25(a)	EUR	100	106,597
2.93%, 10/14/30(a)	EUR	100	89,465
3.93%, 09/15/26	EUR	200	215,853
5.15%, 06/10/30(a)	GBP	100	104,077
6.18%, 02/20/34 (Call 11/20/28)(a)(b)	EUR	200	217,385
Leonardo SpA
1.50%, 06/07/24 (Call 03/07/24)(a)	EUR	100	106,838
2.38%, 01/08/26 (Call 10/08/25)(a)	EUR	100	105,633
Lottomatica SpA
6.25%, 07/15/25 (Call 07/30/23)(a)	EUR	100	111,320
9.75%, 09/30/27 (Call 09/30/24)(a)	EUR	100	118,133
Lottomatica SpA/Roma, 5.13%, 07/15/25 (Call 07/15/23)(a)	EUR	100	111,138
Mediobanca Banca di Credito Finanziario SpA, 3.75%, 06/16/26	EUR	50	53,736
Nexi SpA
1.63%, 04/30/26 (Call 01/30/26)(a)	EUR	200	200,820
2.13%, 04/30/29 (Call 01/30/29)(a)	EUR	150	136,736
Rossini Sarl, 6.75%, 10/30/25 (Call 10/30/23)(a)	EUR	100	110,116
Saipem Finance International BV
2.63%, 01/07/25(a)	EUR	100	105,643
3.13%, 03/31/28 (Call 12/31/27)(a)	EUR	100	97,216
Telecom Italia SpA
6.88%, 02/15/28 (Call 11/15/27)(a)	EUR	200	221,001
Series APR, 6.88%, Series APR, 02/15/28 (Call 11/15/27)(a)	EUR	100	110,373
Telecom Italia SpA/Milano
1.63%, 01/18/29 (Call 10/18/28)(a)	EUR	100	84,963
2.38%, 10/12/27 (Call 07/12/27)(a)	EUR	100	94,325
2.75%, 04/15/25 (Call 01/15/25)(a)	EUR	200	208,301

Security	Par (000)		Value

Italy (continued)
2.88%, 01/28/26 (Call 10/28/25)(a)	EUR	300	$307,972
3.00%, 09/30/25(a)	EUR	100	103,728
3.63%, 05/25/26(a)	EUR	100	104,878
UniCredit SpA
2.00%, 09/23/29 (Call 09/23/24)(a)(b)	EUR	200	204,192
2.73%, 01/15/32 (Call 01/15/27)(a)(b)	EUR	200	188,446
Webuild SpA
1.75%, 10/26/24(a)	EUR	150	155,882
3.88%, 07/28/26 (Call 01/28/26)(a)	EUR	100	97,968
5.88%, 12/15/25 (Call 06/15/25)(a)	EUR	100	106,479

			8,288,119

Japan — 1.7%
SoftBank Group Corp.
2.13%, 07/06/24 (Call 04/06/24)(a)	EUR	175	183,194
2.88%, 01/06/27 (Call 10/06/26)(a)	EUR	100	93,395
3.13%, 09/19/25 (Call 06/21/25)(a)	EUR	100	100,319
3.38%, 07/06/29 (Call 04/06/29)(a)	EUR	125	105,844
3.88%, 07/06/32 (Call 04/06/32)(a)	EUR	100	79,202
4.00%, 09/19/29 (Call 06/21/29)(a)	EUR	100	87,060
4.50%, 04/20/25 (Call 01/20/25)(a)	EUR	100	105,471
5.00%, 04/15/28 (Call 01/16/28)(a)	EUR	100	96,486

			850,971

Luxembourg — 4.1%
Altice Financing SA
2.25%, 01/15/25 (Call 01/15/24)(a)	EUR	100	103,813
3.00%, 01/15/28 (Call 01/15/24)(a)	EUR	200	170,212
4.25%, 08/15/29 (Call 08/15/24)(a)	EUR	100	85,434
Altice Finco SA, 4.75%, 01/15/28 (Call 10/15/23)(a)	EUR	100	78,210
Altice France Holding SA
4.00%, 02/15/28 (Call 05/29/23)(a)	EUR	100	66,026
8.00%, 05/15/27 (Call 05/15/23)(a)	EUR	200	156,650
Cidron Aida Finco Sarl, 5.00%, 04/01/28 (Call 04/01/24)(a)	EUR	100	98,295
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25 (Call 11/01/23)(a)	EUR	100	83,535
INEOS Finance PLC
2.13%, 11/15/25 (Call 05/09/23)(a)	EUR	100	102,664
2.88%, 05/01/26 (Call 05/01/23)(a)	EUR	175	177,810
6.63%, 05/15/28 (Call 02/15/25)(a)	EUR	100	109,234
Matterhorn Telecom SA, 3.13%, 09/15/26 (Call 09/15/23)(a)	EUR	200	202,244
Mytilineos Financial Partners SA, 2.50%, 12/01/24 (Call 06/01/24)(a)	EUR	200	214,086
PLT VII Finance Sarl, 4.63%, 01/05/26 (Call 07/15/23)(a)	EUR	100	103,441
Summer BC Holdco A Sarl, 9.25%, 10/31/27 (Call 10/31/23)(a)	EUR	90	79,966
Summer BC Holdco B Sarl, 5.75%, 10/31/26 (Call 10/31/23)(a)	EUR	150	143,601
Vivion Investments Sarl
3.00%, 08/08/24(a)	EUR	100	79,712
3.50%, 11/01/25(a)	EUR	100	68,567

			2,123,500

Netherlands — 3.8%
OI European Group BV, 2.88%, 02/15/25 (Call 02/15/24)(a)	EUR	100	106,830
PPF Telecom Group BV
3.13%, 03/27/26 (Call 12/27/25)(a)	EUR	100	103,689
3.25%, 09/29/27 (Call 06/29/27)(a)	EUR	100	101,248
3.50%, 05/20/24 (Call 02/20/24)(a)	EUR	100	108,891
Promontoria Holding 264 BV, 6.38%, 03/01/27 (Call 03/01/24)(a)	EUR	100	110,576
Q-Park Holding I BV, 2.00%, 03/01/27 (Call 03/01/24)(a)	EUR	100	93,721
Sigma Holdco BV, 5.75%, 05/15/26 (Call 05/15/23)(a)	EUR	100	87,381
SNS Bank NV, 6.25%, 10/26/20(e)	EUR	50	—

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Netherlands (continued)
Trivium Packaging Finance BV, 3.75%, 08/15/26 (Call 08/15/23)(a)	EUR	100	$101,313
United Group BV
3.63%, 02/15/28 (Call 02/15/24)(a)	EUR	100	83,341
4.63%, 08/15/28 (Call 08/15/24)(a)	EUR	100	84,427
4.88%, 07/01/24 (Call 05/29/23)(a)	EUR	200	218,340
5.25%, 02/01/30 (Call 02/01/25)(a)	EUR	100	82,075
UPC Holding BV, 3.88%, 06/15/29 (Call 06/15/23)(a)	EUR	100	91,175
VZ Vendor Financing II BV, 2.88%, 01/15/29 (Call 12/18/23)(a)	EUR	200	172,569
WP/AP Telecom Holdings III BV, 5.50%, 01/15/30 (Call 01/15/25)(a)	EUR	100	89,521
WP/AP Telecom Holdings IV BV, 3.75%, 01/15/29 (Call 01/15/25)(a)	EUR	100	95,117
Ziggo Bond Co. BV, 3.38%, 02/28/30 (Call 02/15/25)(a)	EUR	150	125,828
Ziggo BV, 2.88%, 01/15/30 (Call 10/15/24)(a)	EUR	100	88,092

			1,944,134

Portugal — 1.9%
Banco Comercial Portugues SA
1.75%, 04/07/28 (Call 04/07/27), (3-mo. EURIBOR + 2.000%)(a)(b)	EUR	100	89,018
4.00%, 05/17/32 (Call 11/17/26)(a)(b)	EUR	100	79,472
8.50%, 10/25/25 (Call 10/25/24), (3-mo. EURIBOR + 5.547%)(b)	EUR	100	111,756
Caixa Geral de Depositos SA, 1.25%, 11/25/24(a)	EUR	100	105,300
EDP - Energias de Portugal SA
1.50%, 03/14/82 (Call 12/14/26)(a)(b)	EUR	100	92,831
1.70%, 07/20/80 (Call 04/20/25)(a)(b)	EUR	100	100,048
1.88%, 08/02/81 (Call 05/02/26)(a)(b)	EUR	100	96,073
5.94%, 04/23/83 (Call 01/23/28)(a)(b)	EUR	200	216,809
Energias De Portugal SA, 1.88%, 03/14/82 (Call 06/14/29)(a)(b)	EUR	100	83,200

			974,507

Spain — 8.0%
Abanca Corp. Bancaria SA, 4.63%, 04/07/30 (Call 04/07/25)(a)(b)	EUR	100	101,088
Banco de Credito Social Cooperativo SA
1.75%, 03/09/28 (Call 03/09/27)(a)(b)	EUR	100	87,420
8.00%, 09/22/26 (Call 09/22/25)(a)(b)	EUR	100	111,227
Banco de Sabadell SA
0.88%, 06/16/28 (Call 06/16/27)(a)(b)	EUR	100	90,628
1.13%, 03/27/25(a)	EUR	100	101,982
1.75%, 05/10/24(a)	EUR	100	106,822
2.00%, 01/17/30 (Call 01/17/25)(a)(b)	EUR	100	97,138
2.50%, 04/15/31 (Call 01/15/26)(a)(b)	EUR	100	93,119
2.63%, 03/24/26 (Call 03/24/25)(a)(b)	EUR	100	103,923
5.25%, 02/07/29 (Call 02/07/28)(a)(b)	EUR	100	105,707
5.38%, 09/08/26 (Call 09/08/25)(a)(b)	EUR	100	109,061
6.00%, 08/16/33 (Call 05/16/28)(a)(b)	EUR	100	98,991
Banco do Brasil SA/Cayman, 5.25%, 11/27/31 (Call 05/27/26)(a)(b)	EUR	100	86,373
Cellnex Finance Co. SA
0.75%, 11/15/26 (Call 08/15/26)(a)	EUR	200	196,123
1.00%, 09/15/27 (Call 06/15/27)(a)	EUR	100	95,856
1.25%, 01/15/29 (Call 10/15/28)(a)	EUR	200	184,056
1.50%, 06/08/28 (Call 03/08/28)(a)	EUR	100	95,752
2.00%, 09/15/32 (Call 06/15/32)(a)	EUR	200	174,694
2.00%, 02/15/33 (Call 11/15/32)(a)	EUR	200	172,042
2.25%, 04/12/26 (Call 01/12/26)(a)	EUR	100	104,316

Security	Par (000)		Value

Spain (continued)
Cellnex Telecom SA
1.00%, 04/20/27 (Call 01/20/27)(a)	EUR	100	$97,884
1.75%, 10/23/30 (Call 07/23/30)(a)	EUR	100	90,248
1.88%, 06/26/29 (Call 03/26/29)(a)	EUR	100	93,986
Cirsa Finance International Sarl
4.50%, 03/15/27 (Call 09/15/23)(a)	EUR	100	96,507
10.38%, 11/30/27 (Call 11/09/24)(a)	EUR	100	117,470
Grifols Escrow Issuer SA, 3.88%, 10/15/28 (Call 10/15/24)(a)	EUR	250	212,766
Grifols SA
1.63%, 02/15/25 (Call 02/15/24)(a)	EUR	150	156,254
3.20%, 05/01/25 (Call 05/29/23)(a)	EUR	100	101,868
Ibercaja Banco SA, 2.75%, 07/23/30 (Call 07/23/25)(a)(b)	EUR	100	92,847
Kaixo Bondco Telecom SA, 5.13%, 09/30/29 (Call 09/30/24)(a)	EUR	100	94,785
Lorca Telecom Bondco SA, 4.00%, 09/18/27 (Call 09/30/23)(a)	EUR	400	403,959
Unicaja Banco SA
2.88%, 11/13/29 (Call 11/13/24)(a)(b)	EUR	100	96,471
7.25%, 11/15/27 (Call 11/15/26)(a)(b)	EUR	100	111,270

			4,082,633

Sweden — 3.0%
Fastighets AB Balder, 2.87%, 06/02/81 (Call 03/02/26)(a)(b)	EUR	100	74,058
Intrum AB
3.00%, 09/15/27 (Call 09/15/23)(a)	EUR	200	165,714
3.13%, 07/15/24 (Call 05/29/23)(a)	EUR	104	108,978
3.50%, 07/15/26 (Call 07/15/23)(a)	EUR	175	157,791
4.88%, 08/15/25 (Call 08/15/23)(a)	EUR	100	99,160
Stena International SA, 3.75%, 02/01/25 (Call 01/29/24)(a)	EUR	100	105,304
Verisure Holding AB
3.25%, 02/15/27 (Call 02/15/24)(a)	EUR	150	144,592
3.88%, 07/15/26 (Call 07/15/23)(a)	EUR	100	101,377
7.13%, 02/01/28 (Call 02/01/25)(a)	EUR	100	109,543
9.25%, 10/15/27 (Call 10/15/24)(a)	EUR	100	117,675
Verisure Midholding AB, 5.25%, 02/15/29 (Call 02/15/24)(a)	EUR	150	133,203
Volvo Car AB
2.50%, 10/07/27 (Call 07/07/27)(a)	EUR	100	98,452
4.25%, 05/31/28 (Call 02/28/28)(a)	EUR	100	103,993

			1,519,840

Switzerland — 1.0%
Dufry One BV
2.00%, 02/15/27 (Call 02/15/24)(a)	EUR	100	95,304
2.50%, 10/15/24 (Call 05/29/23)(a)	EUR	100	107,854
3.38%, 04/15/28 (Call 04/15/24)(a)	EUR	100	96,906
SIG Combibloc Purchase Co. Sarl, 2.13%, 06/18/25 (Call 03/18/25)(a)	EUR	100	105,981
Wizz Air Finance Co. BV, 1.00%, 01/19/26 (Call 11/19/25)(a)	EUR	100	96,773

			502,818

United Kingdom — 11.9%
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28 (Call 11/30/24)(a)	EUR	200	183,870
Bellis Acquisition Co. PLC
3.25%, 02/16/26 (Call 02/24/24)(a)	GBP	300	308,155
4.50%, 02/16/26 (Call 02/24/24)(a)	GBP	100	105,237
Bellis Finco PLC, 4.00%, 02/16/27 (Call 02/24/24)(a)	GBP	100	85,333
British Telecommunications PLC, 1.87%, 08/18/80 (Call 05/18/25)(a)(b)	EUR	100	98,958
Canary Wharf Group Investment Holdings PLC
2.63%, 04/23/25 (Call 03/23/25)(a)	GBP	100	102,918
3.38%, 04/23/28 (Call 01/23/28)(a)	GBP	100	85,283
Castle U.K. Finco PLC, 7.00%, 05/15/29 (Call 05/15/25)(a)	GBP	100	99,144
Centrica PLC, 5.25%, 04/10/75 (Call 04/10/25)(a)(b)	GBP	100	118,500

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United Kingdom (continued)
Deuce Finco PLC, 5.50%, 06/15/27 (Call 06/15/23)(a)	GBP	100	$106,371
eG Global Finance PLC
4.38%, 02/07/25 (Call 05/15/23)(a)	EUR	200	204,930
6.25%, 10/30/25 (Call 10/25/23)(a)	EUR	100	103,513
Heathrow Finance PLC, 3.88%, 03/01/27(a)(g)	GBP	100	109,704
INEOS Quattro Finance 1 PLC, 3.75%, 07/15/26 (Call 01/15/24)(a)	EUR	100	96,349
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26 (Call 01/15/24)(a)	EUR	100	98,986
INEOS Styrolution Group GmbH, 2.25%, 01/16/27 (Call 01/15/24)(a)	EUR	100	95,470
International Consolidated Airlines Group SA
2.75%, 03/25/25 (Call 12/25/24)(a)	EUR	100	104,847
3.75%, 03/25/29 (Call 12/25/28)(a)	EUR	200	181,493
Jaguar Land Rover Automotive PLC
4.50%, 01/15/26 (Call 10/15/25)(a)	EUR	150	155,255
4.50%, 07/15/28 (Call 07/15/24)(a)	EUR	100	91,521
Jerrold Finco PLC, 4.88%, 01/15/26 (Call 01/15/24)(a)	GBP	100	110,304
Market Bidco Finco PLC, 5.50%, 11/04/27 (Call 11/04/24)(a)	GBP	200	188,251
Marks & Spencer PLC
4.50%, 07/10/27 (Call 04/10/27)(a)	GBP	100	112,969
6.00%, 06/12/25(a)	GBP	100	123,884
Motion Finco Sarl, 7.00%, 05/15/25 (Call 05/15/23)(a)	EUR	100	111,419
NGG Finance PLC
1.63%, 12/05/79 (Call 12/05/24)(a)(b)	EUR	100	103,667
2.13%, 09/05/82 (Call 06/05/27)(a)(b)	EUR	100	92,858
5.63%, 06/18/73 (Call 06/18/25)(a)(b)	GBP	100	121,448
Pinewood Finance Co. Ltd., 3.63%, 11/15/27 (Call 11/15/23)(a)	GBP	175	195,803
Pinnacle Bidco PLC
5.50%, 02/15/25 (Call 01/15/24)(a)	EUR	100	104,447
6.38%, 02/15/25 (Call 05/09/23)(a)	GBP	100	119,005
Rolls-Royce PLC
0.88%, 05/09/24 (Call 02/09/24)(a)	EUR	100	105,925
1.63%, 05/09/28 (Call 02/09/28)(a)	EUR	100	91,176
3.38%, 06/18/26	GBP	100	113,639
4.63%, 02/16/26 (Call 11/16/25)(a)	EUR	100	107,895
Sherwood Financing PLC, 4.50%, 11/15/26 (Call 11/15/23)(a)	EUR	100	94,088
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25 (Call 07/31/23)(a)	GBP	200	230,118
Thames Water Utilities Finance PLC, 2.88%, 05/03/27(a)	GBP	100	108,987
Virgin Media Finance PLC, 3.75%, 07/15/30 (Call 07/15/25)(a)	EUR	100	85,841
Virgin Media Secured Finance PLC
4.13%, 08/15/30 (Call 08/15/25)(a)	GBP	100	97,947
4.25%, 01/15/30 (Call 10/15/24)(a)	GBP	100	99,397
5.00%, 04/15/27 (Call 04/15/24)(a)	GBP	200	231,947
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28 (Call 07/15/23)(a)	GBP	100	103,220
Vmed O2 UK Financing I PLC
3.25%, 01/31/31 (Call 01/31/26)(a)	EUR	100	88,073
4.00%, 01/31/29 (Call 01/31/24)(a)	GBP	100	101,664
4.50%, 07/15/31 (Call 07/15/26)(a)	GBP	200	195,771
Vodafone Group PLC
2.63%, 08/27/80 (Call 05/27/26)(a)(b)	EUR	100	98,837
3.00%, 08/27/80 (Call 05/27/30)(a)(b)	EUR	150	134,199
4.20%, 10/03/78 (Call 07/03/28)(a)(b)	EUR	100	100,338

			6,108,954

United States — 12.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl
3.63%, 06/01/28 (Call 06/01/24)(a)	EUR	100	89,942

Security	Par (000)		Value

United States (continued)
4.88%, 06/01/28 (Call 06/01/24)(a)	GBP	100	$101,748
Alpha Services and Holdings SA, 5.50%, 06/11/31 (Call 03/11/26)(a)(b)	EUR	100	89,047
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 09/01/29 (Call 05/15/24)(a)	EUR	100	80,512
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26 (Call 08/15/23)(a)	EUR	100	97,557
4.75%, 07/15/27 (Call 07/15/23)(a)	GBP	100	99,603
Ashland Services BV, 2.00%, 01/30/28 (Call 11/01/27)(a)	EUR	100	95,513
Avantor Funding Inc., 2.63%, 11/01/25 (Call 11/01/23)(a)	EUR	100	105,227
Avis Budget Finance PLC, 4.13%, 11/15/24 (Call 05/30/23)(a)	EUR	100	109,036
Ball Corp., 1.50%, 03/15/27 (Call 12/15/26)	EUR	100	98,078
Belden Inc., 3.88%, 03/15/28 (Call 03/06/24)(a)	EUR	150	151,794
Boxer Parent Co. Inc., 6.50%, 10/02/25 (Call 06/01/23)(a)	EUR	100	108,764
Brookfield Property Finance ULC
3.93%, 08/24/25 (Call 07/24/25)	CAD	100	67,205
4.00%, 09/30/26 (Call 08/30/26)	CAD	75	47,973
7.13%, 02/13/28 (Call 01/13/28)	CAD	75	51,897
Carnival PLC, 1.00%, 10/28/29 (Call 07/28/29)	EUR	100	55,956
Catalent Pharma Solutions Inc., 2.38%, 03/01/28 (Call 03/01/24)(a)	EUR	150	138,185
Chemours Co. (The), 4.00%, 05/15/26 (Call 05/15/23)	EUR	100	101,396
Clarios Global LP/Clarios US Finance Co., 4.38%, 05/15/26 (Call 05/15/23)(a)	EUR	100	105,350
Constellium SE, 3.13%, 07/15/29 (Call 07/15/24)(a)	EUR	100	90,472
Coty Inc., 3.88%, 04/15/26 (Call 04/15/24)(a)	EUR	100	105,523
Crown European Holdings SA
2.63%, 09/30/24 (Call 03/30/24)(a)	EUR	100	107,505
2.88%, 02/01/26 (Call 08/01/25)(a)	EUR	100	105,668
3.38%, 05/15/25 (Call 11/15/24)(a)	EUR	100	107,911
Darling Global Finance BV, 3.63%, 05/15/26 (Call 05/15/23)(a)	EUR	100	107,252
Encore Capital Group Inc.
4.88%, 10/15/25 (Call 10/15/23)(a)	EUR	100	100,438
5.38%, 02/15/26 (Call 11/15/23)(a)	GBP	100	111,786
Energizer Gamma Acquisition BV, 3.50%, 06/30/29 (Call 06/16/24)(a)	EUR	100	86,738
Ford Credit Canada Co, 2.96%, 09/16/26 (Call 08/16/26)	CAD	100	65,509
Ford Credit Canada Co.
4.46%, 11/13/24	CAD	75	53,826
7.00%, 02/10/26	CAD	100	74,065
Ford Motor Credit Co. LLC
1.36%, 02/07/25	EUR	100	103,217
1.74%, 07/19/24	EUR	100	105,613
2.33%, 11/25/25	EUR	100	102,438
2.39%, 02/17/26	EUR	125	127,413
2.75%, 06/14/24	GBP	100	119,397
3.25%, 09/15/25	EUR	200	210,641
4.54%, 03/06/25	GBP	100	120,113
4.87%, 08/03/27	EUR	100	106,966
6.86%, 06/05/26	GBP	100	125,215
Goodyear Europe BV, 2.75%, 08/15/28 (Call 08/15/24)(a)	EUR	100	91,018
International Game Technology PLC
2.38%, 04/15/28 (Call 04/15/24)(a)	EUR	100	98,261
3.50%, 06/15/26 (Call 06/15/23)	EUR	150	160,221
IQVIA Inc.
1.75%, 03/15/26 (Call 03/15/24)(a)	EUR	100	101,479
2.25%, 01/15/28 (Call 07/15/23)(a)	EUR	150	143,312
2.25%, 03/15/29 (Call 03/15/24)(a)	EUR	200	182,709
2.88%, 06/15/28 (Call 06/15/23)(a)	EUR	100	96,976
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 05/08/23)(a)	GBP	100	119,328

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)			Value

United States (continued)
Levi Strauss & Co., 3.38%, 03/15/27 (Call 03/15/24)	EUR	100		$104,224
Liberty Mutual Group Inc., 3.63%, 05/23/59 (Call 05/23/23)(a)(b)	EUR	100		100,937
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26 (Call 02/24/26)	GBP	100		98,470
3.33%, 03/24/25 (Call 12/24/24)	EUR	100		94,743
3.38%, 04/24/30 (Call 01/24/30)	GBP	100		79,843
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 (Call 04/15/24)(a)	EUR	100		94,922
OI European Group BV, 3.13%, 11/15/24 (Call 08/15/24)(a)	EUR	100		107,745
Olympus Water U.S. Holding Corp., 3.88%, 10/01/28 (Call 10/01/24)(a)	EUR	100		90,197
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 2.88%, 04/30/28 (Call 04/30/24)(a)	EUR	200		190,211
Primo Water Holdings Inc., 3.88%, 10/31/28 (Call 10/31/23)(a)	EUR	100		95,898
Silgan Holdings Inc.
2.25%, 06/01/28 (Call 03/01/24)	EUR	100		93,854
3.25%, 03/15/25 (Call 05/30/23)	EUR	100		107,101
Spectrum Brands Inc., 4.00%, 10/01/26 (Call 10/01/23)(a)	EUR	100		105,125
Standard Industries Inc./NJ, 2.25%, 11/21/26 (Call 08/21/26)(a)	EUR	100		96,359
WMG Acquisition Corp., 2.25%, 08/15/31 (Call 08/15/26)(a)	EUR	100		86,125

				6,571,547

Total Corporate Bonds & Notes — 98.4% (Cost: $55,010,594)				50,286,839

Common Stocks

Jersey — 0.0%
Sentry Holdings Ltd.Class A		0	(h)	—

Total Common Stocks — 0.0% (Cost: $159,437)				—

Total Long-Term Investments — 98.4% (Cost: $55,170,031)				50,286,839

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(i)(j)	20	$20,000

Total Short-Term Securities — 0.0% (Cost: $20,000)		20,000

Total Investments — 98.4% (Cost: $55,190,031)		50,306,839

Other Assets Less Liabilities — 1.6%		813,729

Net Assets — 100.0%		$51,120,568

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Rounds to less than 1,000.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,000	$ 10,000	(a)	$—	$—	$—	$20,000	20	$195	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® International High Yield Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$50,286,839	$—	$50,286,839
Common Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	20,000	—	—	20,000

	$20,000	$50,286,839	$—	$50,306,839

See notes to financial statements.

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 0.9%
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 02/01/24)(a)	$500	$350,562
Pampa Energia SA, 7.50%, 01/24/27 (Call 01/24/24)(a)	450	388,969
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 05/02/23)(a)	450	386,803
YPF SA
6.95%, 07/21/27(a)	650	468,000
7.00%, 12/15/47 (Call 06/15/47)(a)	450	276,131
8.50%, 07/28/25(a)	925	767,634
YPF Sociedad Anonima
7.00%, 09/30/33 (Call 03/30/33)	475	308,988
9.00%, 02/12/26 (Call 11/12/25)	535	506,541

		3,453,628

Australia — 0.2%
Anglo American Capital PLC, 2.88%, 03/17/31
(Call 12/17/30)(a)	400	336,950
ICBCIL Finance Co. Ltd., 1.75%, 08/02/26(a)	200	180,725
Pioneer Reward Ltd., 2.00%, 04/09/26(a)	200	185,038

		702,713

Azerbaijan — 0.2%
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(a)	700	660,188

Bahrain — 0.3%
AUB Sukuk Ltd., 2.62%, 09/09/26(a)	600	540,675
BBK BSC, 5.50%, 07/09/24(a)	200	196,600
GFH Sukuk Ltd., 7.50%, 01/28/25(a)	400	394,200

		1,131,475

Brazil — 5.4%
Adecoagro SA, 6.00%, 09/21/27 (Call 09/21/23)	150	139,388
Aegea Finance Sarl, 6.75%, 05/20/29 (Call 05/20/25)(a)	200	184,350
Altice Financing SA, 5.00%, 01/15/28 (Call 01/15/24)(a)	800	648,000
Amaggi Luxembourg International Sarl, 5.25%, 01/28/28 (Call 01/28/25)	200	186,037
Atento Luxco 1 SA, 8.00%, 02/10/26 (Call 02/10/24)	150	39,403
Azul Investments LLP, 7.25%, 06/15/26 (Call 06/15/24)	200	141,163
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(a)	200	166,600
Banco Bradesco SA/Cayman Islands, 4.38%, 03/18/27(a)(b)	400	384,800
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26 (Call 12/11/25)(a)	200	182,100
4.50%, 01/10/25 (Call 12/10/24)(a)(b)	200	193,412
Banco do Brasil SA, 6.25%, 04/18/30(c)	200	198,300
Banco do Brasil SA/Cayman
3.25%, 09/30/26(a)	200	185,787
4.88%, 01/11/29(a)	400	377,325
6.25%, (Call 04/15/24)(a)(d)(e)	400	363,000
9.00%, (Call 06/18/24)(a)(b)(d)(e)	400	401,600
Banco Votorantim SA, 4.38%, 07/29/25(a)	200	192,600
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(a)	200	182,440
4.50%, 01/31/30(a)	400	335,880
5.88%, 01/31/50(a)	200	151,413
7.25%, 02/13/33 (Call 11/13/32)(c)	200	190,595
7.25%, 02/13/33 (Call 11/13/32)(a)	200	190,595
8.50%, 01/23/81 (Call 10/23/25), (5-year CMT + 8.220%)(a)(e)	200	198,125
BRF SA
4.88%, 01/24/30 (Call 10/24/28)(a)	200	155,375
5.75%, 09/21/50 (Call 03/21/50)(a)	200	123,208

Security	Par (000)	Value

Brazil (continued)
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24
(Call 12/05/23)(a)	$200	$203,060
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(a)	200	170,830
Cosan Luxembourg SA, 7.00%, 01/20/27 (Call 01/20/24)(a)(b)	200	199,000
Cosan SA, 5.50%, 09/20/29 (Call 09/20/24)(a)	200	179,912
CSN Inova Ventures, 6.75%, 01/28/28 (Call 01/28/24)(a)	200	188,537
CSN Resources SA
4.63%, 06/10/31 (Call 06/10/26)(a)	200	153,350
5.88%, 04/08/32 (Call 04/08/27)(a)	200	163,163
Embraer Netherlands Finance BV
5.05%, 06/15/25(b)	300	293,625
5.40%, 02/01/27(b)	330	317,625
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(b)	300	301,200
FS Luxembourg Sarl, 10.00%, 12/15/25 (Call 12/15/23)	200	198,000
Globo Comunicacao e Participacoes SA, 4.88%, 01/22/30(a)	200	160,663
Guara Norte Sarl, 5.20%, 06/15/34	182	153,886
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(a)	200	185,000
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 05/29/23)(a)	200	136,850
Itau Unibanco Holding SA/Cayman Island
3.25%, 01/24/25(a)	200	193,287
3.88%, 04/15/31 (Call 04/15/26), (5-year CMT + 3.446%)(a)(e)	200	181,525
4.50%, 11/21/29 (Call 11/21/24), (5-year CMT + 2.822%)(a)(b)(e)	200	191,162
4.63%, (Call 02/27/25), (5-year CMT + 3.222%)(a)(d)(e)	200	156,413
7.72%, (Call 06/12/23), (5-year CMT + 3.981%)(a)(d)(e)	200	191,450
7.86%, (Call 09/19/23), (5-year CMT + 3.863%)(a)(d)(e)	200	191,990
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 05/15/32 (Call 02/15/32)(a)	150	118,077
5.75%, 04/01/33 (Call 01/01/33)(a)	650	622,931
Klabin Austria GmbH
3.20%, 01/12/31 (Call 10/12/30)(a)	400	319,620
7.00%, 04/03/49 (Call 10/03/48)(a)	200	193,600
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(a)	200	146,315
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(a)	386	296,349
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)	200	155,038
Minerva Luxembourg SA, 4.38%, 03/18/31 (Call 03/18/26)	400	313,800
Movida Europe SA, 5.25%, 02/08/31 (Call 02/08/26)(a)	200	147,500
Natura &Co. Luxembourg Holdings Sarl, 6.00%, 04/19/29 (Call 02/19/29)(a)	200	177,250
Natura Cosmeticos SA, 4.13%, 05/03/28 (Call 03/03/28)(a)	200	165,725
NBM U.S. Holdings Inc.
6.63%, 08/06/29 (Call 08/06/24)(a)(b)	200	179,413
7.00%, 05/14/26 (Call 05/14/23)(a)(b)	200	194,060
Nexa Resources SA
5.38%, 05/04/27 (Call 02/04/27)(a)	600	564,000
6.50%, 01/18/28 (Call 10/18/27)(a)	400	388,950
Odebrecht Drilling Norbe VIII/IX Ltd., 7.35%, 12/01/26 (Call 05/29/23)(a)	200	97,577
Odebrecht Offshore Drilling Finance Ltd., 7.72%, 12/01/26 (Call 05/29/23)(a)	309	60,228
Petrobras Global Finance BV
5.09%, 01/15/30	150	141,216
5.30%, 01/27/25(b)	150	148,950
5.50%, 06/10/51 (Call 12/10/50)	150	118,575
5.60%, 01/03/31 (Call 10/03/30)(b)	300	286,837
6.00%, 01/27/28	295	294,063
6.75%, 01/27/41	150	142,950
6.85%, (d)	500	435,406

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
6.88%, 01/20/40(b)	$148	$143,310
6.90%, 03/19/49(b)	150	137,841
7.25%, 03/17/44	250	246,844
7.38%, 01/17/27(b)	150	155,981
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26 (Call 06/09/24)(a)	200	184,500
Raizen Fuels Finance SA, 5.30%, 01/20/27(a)	200	196,540
Rede D’or Finance Sarl, 4.95%, 01/17/28 (Call 10/17/27)(a)	200	181,850
Rumo Luxembourg Sarl, 5.25%, 01/10/28 (Call 01/10/24)(a)	200	185,725
Simpar Europe SA, 5.20%, 01/26/31 (Call 01/26/26)(a)	400	294,075
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	100	84,019
3.13%, 01/15/32 (Call 10/15/31)(b)	300	237,750
3.75%, 01/15/31 (Call 10/15/30)	500	422,000
5.00%, 01/15/30 (Call 10/15/29)	400	374,400
6.00%, 01/15/29 (Call 10/15/28)	200	198,620
7.00%, 03/16/47 (Call 09/16/46)(a)	200	200,250
Unigel Luxembourg SA, 8.75%, 10/01/26 (Call 10/01/23)(a)	200	184,140
Usiminas International Sarl, 5.88%, 07/18/26
(Call 07/18/23)(a)	200	192,725
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	450	400,477
6.25%, 08/10/26(b)	150	154,733
6.88%, 11/21/36	500	517,850
6.88%, 11/10/39	250	259,422
XP Inc., 3.25%, 07/01/26 (Call 06/01/26)(a)	200	176,520

		20,460,026

Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/23)(a)	400	346,825

Canada — 0.0%
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30 (Call 09/28/25), (5-year CMT + 2.750%)(a)(e)	200	188,350

Cayman Islands — 0.0%
Odebrecht Holdco Finance Ltd., 0.00%, 09/10/58
(Call 05/30/23)(a)(f)	400	575

Chile — 3.9%
AES Andes SA., 7.13%, 03/26/79 (Call 07/06/24),
(5-year USD Swap + 4.644%)(a)(e)	400	376,800
Agrosuper SA, 4.60%, 01/20/32 (Call 10/20/31)(a)	400	349,825
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(a)	995	716,450
Antofagasta PLC
2.38%, 10/14/30 (Call 07/14/30)(a)	200	162,413
5.63%, 05/13/32 (Call 02/13/32)(a)	600	597,300
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(a)	400	342,000
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(a)	400	325,950
3.50%, 10/12/27(a)(b)	400	366,575
Banco Santander Chile
2.70%, 01/10/25 (Call 12/10/24)(a)(b)	450	431,100
3.18%, 10/26/31 (Call 07/28/31)(a)(b)	400	343,450
Celulosa Arauco y Constitucion SA
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	400	370,950
4.25%, 04/30/29 (Call 01/30/29)(a)	400	372,825
4.50%, 08/01/24 (Call 05/01/24)	200	196,538
5.15%, 01/29/50 (Call 07/29/49)(a)	400	345,450
5.50%, 04/30/49 (Call 10/30/48)(a)	400	357,450
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(a)(b)	800	769,150

Security	Par (000)	Value

Chile (continued)
5.15%, 02/12/25 (Call 11/12/24)(a)	$400	$397,700
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32
(Call 10/19/31)(a)	400	341,120
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(a)	400	349,450
3.15%, 01/19/32 (Call 10/19/31)(a)	400	339,450
3.95%, 10/11/27 (Call 07/11/27)(a)	400	377,200
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32 (Call 06/14/32)(a)	800	639,150
4.75%, 08/01/26 (Call 05/03/26)(a)	200	194,725
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(b)	462	446,047
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	900	875,981
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(a)	400	327,700
Falabella SA, 3.38%, 01/15/32 (Call 10/15/31)(a)	400	310,575
GNL Quintero SA, 4.63%, 07/31/29(a)	459	445,486
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(a)	900	732,825
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(a)	400	334,325
3.85%, 01/13/30 (Call 10/13/29)(a)	400	360,075
4.38%, 04/04/27(a)	400	387,075
4.75%, 09/15/24 (Call 06/15/24)(a)	400	395,450
Latam Airlines Group SA, 13.38%, 10/15/29 (Call 10/15/25)(a)	500	524,781
Sociedad Quimica y Minera de Chile SA, 3.50%, 09/10/51 (Call 03/10/51)(a)	400	276,750
Telefonica Moviles Chile SA, 3.54%, 11/18/31
(Call 08/18/31)(a)	400	323,950

		14,804,041

China — 9.0%
Abu Dhabi National Energy Co. PJSC, 4.00%, 10/03/49(a)	200	173,663
Agile Group Holdings Ltd., 13.48%, (Call 05/29/23),
(5-year CMT + 9.216%)(a)(d)(e)	200	79,350
Agricultural Bank of China Ltd./Hong Kong, 0.70%, 06/17/24(a)	200	191,162
AIA Group Ltd.
2.70%, (Call 04/07/26), (5-year CMT + 1.758%)(a)(d)(e)	200	174,490
3.20%, 09/16/40 (Call 03/16/40)(a)(b)	400	300,950
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(b)	400	330,488
2.70%, 02/09/41 (Call 08/09/40)	200	134,288
3.25%, 02/09/61 (Call 08/09/60)	200	125,475
3.40%, 12/06/27 (Call 09/06/27)	500	471,337
3.60%, 11/28/24 (Call 08/28/24)	200	195,150
4.00%, 12/06/37 (Call 06/06/37)	400	345,450
4.20%, 12/06/47 (Call 06/06/47)	200	159,538
4.50%, 11/28/34 (Call 05/28/34)	200	188,662
Amipeace Ltd.
1.75%, 11/09/26(a)	400	364,075
2.50%, 12/05/24(a)	200	193,100
Baidu Inc.
2.38%, 08/23/31 (Call 05/23/31)(b)	200	164,850
3.08%, 04/07/25 (Call 03/07/25)	400	384,450
4.13%, 06/30/25	200	195,725
Bank of China Ltd.
5.00%, 11/13/24(a)(b)	400	398,392
5.62%, 04/28/25, (1-day SOFR + 0.780%)(a)(e)	200	199,975
Bank of China Ltd./Hong Kong, 3.88%, 06/30/25(a)	200	196,412
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(a)	400	365,825
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25), (5-year CMT + 3.345%)(a)(d)(e)	600	578,175
Beijing Gas Singapore Capital Corp., 1.88%, 01/18/25(a)	200	189,850

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
Bluestar Finance Holdings Ltd., 3.88%, (Call 06/24/23)(a)(d)(e)	$200	$199,225
CCBL Cayman 1 Corp. Ltd., 1.80%, 07/22/26(a)	200	181,100
CCCI Treasure Ltd., 3.43%, (Call 11/21/24),
(5-year CMT + 4.998%)(a)(d)(e)	200	192,750
CDBL Funding 2, 2.00%, 03/04/26(a)	200	184,038
Central Plaza Development Ltd., 4.65%, 01/19/26 (Call 10/19/25)(a)	200	174,725
Chalco Hong Kong Investment Co. Ltd., 2.10%, 07/28/26 (Call 06/28/26)(a)	200	183,163
China Cinda 2020 I Management Ltd.
2.50%, 03/18/25 (Call 02/18/25)(a)	200	188,475
3.00%, 01/20/31 (Call 10/20/30)(a)	200	159,163
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)	400	388,575
China Cinda Finance 2017 I Ltd.
4.75%, 02/08/28(a)	200	192,287
4.75%, 02/21/29(a)	200	190,100
China Construction Bank Corp.
2.45%, 06/24/30 (Call 06/24/25), (5-year CMT + 2.15%)(a)(e)	200	188,975
2.85%, 01/21/32 (Call 01/21/27), (5-year CMT + 1.400%)(a)(e)	200	188,412
4.25%, 02/27/29 (Call 02/27/24), (5-year CMT + 1.880%)(a)(e)	400	396,700
5.31%, 12/21/24, (1-day SOFR + 0.500%)(a)(e)	200	199,162
China Construction Bank Corp./Hong Kong, 1.25%, 08/04/25(a)	200	185,537
China Construction Bank Corp./London, 3.13%, 05/17/25(a)	200	194,100
China Great Wall International Holdings III Ltd., 3.88%, 08/31/27(a)	200	169,500
China Mengniu Dairy Co. Ltd., 1.88%, 06/17/25 (Call 05/17/25)(a)	200	186,787
China Overseas Finance Cayman VI Ltd., 6.45%, 06/11/34(a)	200	213,000
China Overseas Finance Cayman VIII Ltd., 2.75%, 03/02/30(a)	200	173,600
China Railway Xunjie Co. Ltd., 4.00%, 07/06/27(a)	200	196,850
China Resources Land Ltd., 3.75%, (Call 12/09/24), (5-year CMT + 5.139%)(a)(d)(e)	400	386,125
China State Construction Finance Cayman I Ltd., 3.40%, (Call 06/08/26), (5-year CMT + 5.581%)(a)(d)(e)	200	187,662
China Taiping Insurance Holdings Co. Ltd., 6.40%, (d)	400	410,500
CICC Hong Kong Finance MTN Ltd., 5.42%, 11/22/25(a)	400	404,075
CITIC Ltd.
2.85%, 02/25/30(a)	200	176,913
2.88%, 02/17/27 (Call 01/17/27)(a)	200	188,225
3.88%, 02/28/27(a)	200	195,037
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29 (Call 06/06/29)(a)	200	180,350
CMB International Leasing Management Ltd., 1.88%, 08/12/25(a)	200	185,287
CMHI Finance BVI Co. Ltd.
3.50%, (Call 10/09/23)(a)(d)(e)	200	198,100
4.00%, 06/01/27 (Call 05/01/27)(a)	200	196,119
CMS International Gemstone Ltd., 1.30%, 09/16/24(a)	200	189,162
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	200	184,037
3.30%, 09/30/49 (Call 03/30/49)	200	144,250
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28(b)	400	400,700
CNOOC Petroleum North America ULC
5.88%, 03/10/35	100	106,019
6.40%, 05/15/37	400	445,000

Security	Par (000)	Value

China (continued)
7.50%, 07/30/39	$150	$183,563
COSL Singapore Capital Ltd., 4.50%, 07/30/25(a)	200	197,975
Country Garden Holdings Co. Ltd.
3.13%, 10/22/25 (Call 09/22/25)(a)	200	98,000
3.30%, 01/12/31 (Call 10/12/30)(a)	200	75,850
4.20%, 02/06/26 (Call 02/06/24)(a)	200	96,038
5.13%, 01/17/25 (Call 01/17/24)(a)	200	127,000
5.40%, 05/27/25 (Call 05/29/23)(a)	200	116,163
7.25%, 04/08/26 (Call 04/08/24)(a)	200	103,413
CSCIF Asia Ltd., 1.13%, 06/10/24(a)	200	191,600
Easy Tactic Ltd.
7.50%, 07/11/25 (Call 05/30/23), (7.50% PIK)(g)	306	55,738
7.50%, 07/11/27 (Call 05/30/23), (7.50% PIK)(g)	357	60,954
7.50%, 07/11/28 (Call 05/30/23), (7.50% PIK)(g)	156	21,593
Emirates NBD Bank PJSC, 6.13%, (Call 04/09/26)(a)(d)(e)	400	395,325
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26 (Call 05/12/24)(a)	200	178,500
ENN Energy Holdings Ltd., 2.63%, 09/17/30 (Call 06/17/30)(a)	200	169,000
Fortune Star BVI Ltd., 5.95%, 10/19/25 (Call 10/19/23)(a)	400	291,700
Franshion Brilliant Ltd., 6.00%, (Call 02/08/26), (5-year CMT + 5.584%)(a)(d)(e)	200	179,600
Fuqing Investment management Co., 3.25%, 06/23/25(a)	200	169,788
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 03/31/34(a)	532	461,170
Horse Gallop Finance Ltd., 1.70%, 07/28/25(a)	200	185,700
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(a)	400	333,575
4.75%, 04/27/27(a)	200	173,225
Huarong Finance 2019 Co. Ltd.
3.38%, 02/24/30 (Call 11/24/29)(a)	200	146,413
4.50%, 05/29/29(a)	200	158,413
Huarong Finance II Co. Ltd., 5.50%, 01/16/25(a)	200	189,725
ICBCIL Finance Co. Ltd.
1.63%, 11/02/24(a)	200	190,100
2.70%, 01/27/27(a)	200	186,850
Indonesia Government International Bond, 3.54%, 11/08/27	250	242,703
Industrial & Commercial Bank of China Ltd.
3.20%, (Call 09/24/26), (5-year CMT + 2.368%)(a)(d)(e)	1,200	1,124,850
4.50%, 01/19/26	200	199,912
Industrial & Commercial Bank of China Ltd./Hong Kong
1.63%, 10/28/26(a)	200	181,225
2.95%, 06/01/25(a)	200	193,287
Industrial & Commercial Bank of China Ltd./Singapore
1.00%, 10/28/24(a)	200	189,412
1.20%, 09/09/25(a)	200	184,662
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24), (5-year CMT + 1.650%)(a)(e)	200	193,600
Industrial Bank Co. Ltd./Hong Kong, 0.88%, 06/10/24(a)	200	191,850
JD.com Inc., 3.88%, 04/29/26	200	193,912
Legend Fortune Ltd., 1.38%, 06/02/24(a)	200	192,287
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(a)	200	168,288
5.83%, 01/27/28 (Call 12/27/27)(a)	200	201,475
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)(c)	520	502,060
6.75%, 06/30/30 (Call 12/30/29)(a)(c)	325	300,584
Longfor Group Holdings Ltd., 3.95%, 09/16/29(a)	200	149,500
MCC Holding Hong Kong Corp. Ltd., 2.95%, (Call 04/20/24)(a)(d)(e)	200	194,850

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
Meituan
2.13%, 10/28/25 (Call 09/28/25)(a)	$200	$183,288
3.05%, 10/28/30 (Call 07/28/30)(a)	200	158,475
Melco Resorts Finance Ltd., 5.25%, 04/26/26 (Call 04/26/24)(a)	600	551,250
NWD MTN Ltd., 4.13%, 07/18/29(a)	200	168,288
Ooredoo International Finance Ltd., 2.63%, 04/08/31(a)	1,000	872,375
Prosus NV
3.26%, 01/19/27 (Call 12/19/26)(a)	600	546,675
4.19%, 01/19/32 (Call 10/19/31)(a)	800	676,000
4.85%, 07/06/27 (Call 04/06/27)(a)	400	384,700
Prudential Funding Asia PLC, 3.13%, 04/14/30	200	180,500
RKPF Overseas 2020 A Ltd., 5.13%, 07/26/26 (Call 07/26/24)(a)	200	113,350
Saudi Arabian Oil Co., 3.50%, 11/24/70 (Call 05/24/70)(a)	800	540,800
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(a)	200	159,600
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(a)	200	172,413
SF Holding Investment Ltd., 2.38%, 11/17/26(a)	200	183,100
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30 (Call 04/13/30)(a)	200	173,250
Shanghai Pudong Development Bank Co. Ltd./Hong Kong, 0.88%, 07/13/24(a)	200	191,350
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27(a)	200	50,500
Sino-Ocean Land Treasure IV Ltd., 2.70%, 01/13/25 (Call 12/13/24)(a)	200	65,413
State Elite Global Ltd., 6.04%, 10/24/24, (3-mo. LIBOR US + 0.770%)(a)(e)	200	199,537
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(a)	200	184,225
2.39%, 06/03/30 (Call 03/03/30)(a)(b)	200	169,340
2.88%, 04/22/31 (Call 01/22/31)(a)	200	173,038
3.24%, 06/03/50 (Call 12/03/49)(a)(b)	200	133,163
3.58%, 04/11/26 (Call 02/11/26)(a)(b)	200	192,662
3.60%, 01/19/28 (Call 10/19/27)(a)(b)	300	283,924
3.68%, 04/22/41 (Call 10/22/40)(a)	200	155,750
3.84%, 04/22/51 (Call 10/22/50)(a)(b)	200	148,725
3.93%, 01/19/38 (Call 07/19/37)(a)	200	169,250
3.94%, 04/22/61 (Call 10/22/60)(a)	200	144,500
3.98%, 04/11/29 (Call 01/11/29)(a)(b)	400	379,325
4.53%, 04/11/49 (Call 10/11/48)(a)	200	168,725
Turkiye Vakiflar Bankasi TAO, 5.25%, 02/05/25(a)	600	562,800
Vanke Real Estate Hong Kong Co. Ltd., 4.20%, 06/07/24(a)	200	194,912
Vigorous Champion International Ltd., 2.75%, 06/02/25(a)	200	188,475
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(b)	400	321,428
West China Cement Ltd., 4.95%, 07/08/26 (Call 07/08/24)(a)	200	156,288
Westwood Group Holdings Ltd., 2.80%, 01/20/26(a)	200	183,350
Xiaomi Best Time International Ltd., 3.38%, 04/29/30 (Call 01/29/30)(a)	200	162,163
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26 (Call 05/20/24)(a)	200	167,788
ZhongAn Online P&C Insurance Co. Ltd., 3.13%, 07/16/25 (Call 04/16/25)(a)	200	169,913

		34,126,653

Colombia — 4.1%
ABRA Global Finance, 11.50%, 03/02/28(b)	600	484,500
AI Candelaria Spain SLU, 5.75%, 06/15/33 (Call 06/15/28)(a)	400	282,250
Avianca Midco 2 Ltd., 9.00%, 12/01/28 (Call 12/01/24)(a)	950	790,875
Avianca Midco 2 PLC, 9.00%, 12/01/28 (Call 12/01/24)(c)	200	166,500
Banco Davivienda SA, 6.65%, (Call 04/22/31)(a)(d)(e)	400	271,250
Banco de Bogota SA, 6.25%, 05/12/26(a)	800	773,150

Security	Par (000)	Value

Colombia (continued)
Bancolombia SA
3.00%, 01/29/25 (Call 12/29/24)	$600	$567,300
4.63%, 12/18/29 (Call 12/18/24), (5-year CMT + 2.944%)(e)	400	339,200
6.91%, 10/18/27, (5-year CMT + 2.929%)(e)	600	561,000
Canacol Energy Ltd., 5.75%, 11/24/28 (Call 11/24/24)(a)	400	314,250
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30 (Call 04/17/30)(a)	400	298,575
Ecopetrol SA
4.13%, 01/16/25	833	796,306
4.63%, 11/02/31 (Call 08/02/31)(b)	1,000	743,000
5.38%, 06/26/26 (Call 03/26/26)(b)	985	929,742
5.88%, 05/28/45	1,450	943,587
5.88%, 11/02/51 (Call 05/02/51)(b)	550	347,806
6.88%, 04/29/30 (Call 01/29/30)	1,500	1,336,875
7.38%, 09/18/43	575	460,108
8.88%, 01/13/33 (Call 10/13/32)	1,450	1,401,969
EnfraGen Energia Sur SA, 5.38%, 12/30/30 (Call 12/30/25)	400	253,400
Geopark Ltd., 5.50%, 01/17/27 (Call 01/17/24)(a)	400	330,950
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(a)	600	455,738
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26 (Call 01/29/26)	400	381,325
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)	800	615,296
6.25%, 03/25/29 (Call 03/25/24)(a)(b)	540	482,490
Oleoducto Central SA, 4.00%, 07/14/27 (Call 04/14/27)(a)	400	351,825
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(a)	400	324,450
Sierracol Energy Andina Co., 6.00%, 06/15/28 (Call 06/15/24)(a)	400	296,200
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(a)(b)	400	384,450

		15,684,367

Egypt — 0.2%
Banco do Brasil SA/Cayman, 4.63%, 01/15/25	200	195,550
YPF SA, 9.00%, 06/30/29 (Call 12/30/28)	650	516,750

		712,300

Ghana — 0.5%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 05/30/23)(a)	600	530,363
Tullow Oil PLC
7.00%, 03/01/25 (Call 05/30/23)(a)	600	364,050
10.25%, 05/15/26 (Call 05/15/23)(a)	1,378	1,068,208

		1,962,621

Guatemala — 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29 (Call 04/27/26)(a)	800	746,400
CT Trust, 5.13%, 02/03/32 (Call 02/03/27)(a)	800	657,900
Investment Energy Resources Ltd., 6.25%, 04/26/29 (Call 04/26/25)(a)	600	553,238

		1,957,538

Hong Kong — 4.6%
Adani Green Energy Ltd., 4.38%, 09/08/24(a)	200	179,500
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)(a)	200	194,336
3.38%, 04/07/30 (Call 01/07/30)(a)	200	184,788
3.60%, 04/09/29 (Call 01/09/29)(a)	200	189,287
3.90%, 04/06/28 (Call 01/06/28)(a)	200	193,685
4.50%, 03/16/46 (Call 09/16/45)(a)	200	179,954
4.95%, 04/04/33 (Call 01/04/33)(c)	200	202,253

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hong Kong (continued)
5.63%, 10/25/27 (Call 09/25/27)(a)(b)	$200	$208,537
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23), (5-year CMT + 3.036%)(a)(d)(e)	600	600,112
Bank of Communications Hong Kong Ltd., 2.30%, 07/08/31 (Call 07/08/26), (5-year CMT + 1.400%)(a)(e)	250	227,703
Bank of East Asia Ltd. (The)
5.83%, (Call 10/21/25), (5-year CMT + 5.527%)(a)(d)(e)	250	218,484
5.88%, (Call 09/19/24), (5-year CMT + 4.257%)(a)(d)(e)	250	227,937
6.75%, 03/15/27 (Call 03/15/26)(a)(e)	250	249,951
Bocom Leasing Management Hong Kong Co. Ltd., 6.20%, 12/10/24, (3-mo. LIBOR US + 1.075%)(a)(e)	400	398,325
CAS Capital No. 1 Ltd., 4.00%, (Call 07/12/26), (5-year CMT + 3.642%)(a)(d)(e)	200	161,288
Castle Peak Power Finance Co. Ltd., 3.25%, 07/25/27(a)	200	191,600
Cathay Pacific MTN Financing HK Ltd., 4.88%, 08/17/26(a)	200	193,975
Celestial Miles Ltd., 5.75%, (Call 07/31/24), (5-year CMT + 8.205%)(a)(d)(e)	200	196,662
China CITIC Bank International Ltd.
4.63%, 02/28/29 (Call 02/28/24), (5-year CMT + 2.250%)(a)(e)	250	248,250
4.80%, (Call 04/22/27), (5-year CMT + 2.104%)(a)(d)(e)	250	242,625
7.10%, (Call 11/06/23), (5-year CMT + 4.151%)(a)(d)(e)	200	201,287
CLP Power HK Finance Ltd., 3.55%, (Call 11/06/24), (5-year CMT + 2.041%)(a)(d)(e)	200	191,600
CNCBINV 1 BVI Ltd., 1.75%, 11/17/24(a)	200	189,287
FWD Group Ltd.
6.38%, (Call 09/13/24), (5-year CMT + 4.876%)(a)(d)(e)	450	411,553
8.05%, (Call 06/15/23), (5-year CMT + 4.865%)(a)(d)(e)	200	185,850
Henderson Land MTN Ltd., 2.38%, 05/27/25(a)	200	188,787
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(a)	200	187,850
HKT Capital No. 6 Ltd., 3.00%, 01/18/32 (Call 10/18/31)(a)	200	172,100
Hongkong Electric Finance Ltd.
1.88%, 08/27/30 (Call 02/27/30)(a)	200	165,350
2.88%, 05/03/26(a)	400	380,075
Hongkong Land Finance Cayman Islands Co. Ltd. (The)
2.25%, 07/15/31 (Call 04/15/31)(a)	200	167,038
2.88%, 05/27/30 (Call 02/27/30)(a)	200	178,475
HPHT Finance 21 II Ltd., 1.50%, 09/17/26 (Call 08/17/26)(a)	200	179,038
HPHT Finance 21 Ltd., 2.00%, 03/19/26 (Call 02/19/26)(a)	200	184,538
Hysan MTN Ltd., 2.82%, 09/04/29(a)	200	178,538
IFC Development Corporate Treasury Ltd., 3.63%, 04/17/29(a)	200	188,163
Inventive Global Investments Ltd., 1.65%, 09/03/25(a)	200	184,350
JMH Co. Ltd., 2.50%, 04/09/31 (Call 01/09/31)(a)	200	170,600
Joy Treasure Assets Holdings Inc., 3.50%, 09/24/29 (Call 06/24/29)(a)	200	167,663
Li & Fung Ltd., 5.25%, (Call 05/03/23)(a)(d)	200	108,788
Link Finance Cayman 2009 Ltd. (The)
2.75%, 01/19/32(a)	200	173,350
2.88%, 07/21/26(a)	200	189,725
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 06/06/23)(a)	400	376,075
5.38%, 12/04/29 (Call 12/04/24)(a)	800	661,900
5.63%, 07/17/27 (Call 07/17/23)(a)(b)	600	535,237
5.75%, 07/21/28 (Call 07/21/23)(a)	1,000	872,500
MTR Corp. Ltd., 1.63%, 08/19/30(a)	400	333,825
Nan Fung Treasury III Ltd., 5.00%, (Call 09/10/23)(a)(d)	200	154,913
Nan Fung Treasury Ltd., 3.63%, 08/27/30(a)	200	172,725
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29 (Call 11/20/24), (5-year CMT + 2.18%)(a)(e)	250	239,812

Security	Par (000)	Value

Hong Kong (continued)
New World China Land Ltd., 4.75%, 01/23/27(a)	$200	$186,600
NWD Finance BVI Ltd.
4.13%, (Call 03/10/28), (5-year CMT + 5.858%)(a)(d)(e)	400	295,325
4.80%, (Call 09/09/23)(a)(d)	200	124,250
5.25%, (Call 03/22/26), (5-year CMT + 7.889%)(a)(d)(e)	200	173,288
6.15%, (Call 03/16/25)(a)(d)(e)	200	184,000
6.25%, (Call 03/07/24)(a)(d)	200	154,850
PCPD Capital Ltd., 5.13%, 06/18/26 (Call 06/18/24)(a)	200	154,000
Phoenix Lead Ltd., 4.85%, (Call 08/23/23)(a)(d)	200	169,288
Prudential PLC
2.95%, 11/03/33 (Call 08/03/28), (5-year CMT + 1.517%)(a)(e)	200	170,288
4.88%, (Call 07/20/23)(a)(d)	400	347,325
Sands China Ltd.
4.30%, 01/08/26 (Call 12/08/25)	600	562,800
5.63%, 08/08/25 (Call 06/08/25)	1,200	1,171,224
SingTel Group Treasury Pte Ltd., 1.88%, 06/10/30 (Call 03/10/30)(a)	600	506,925
Sun Hung Kai Properties Capital Market Ltd.
2.88%, 01/21/30(a)	200	179,350
3.75%, 02/25/29(a)	200	191,350
Swire Pacific MTN Financing HK Ltd., 2.88%, 01/30/30 (Call 10/30/29)(a)	200	177,975
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(a)	200	194,287
Wharf REIC Finance BVI Ltd., 3.50%, 01/17/28(a)	200	190,350

		17,513,719

Hungary — 0.1%
OTP Bank Nyrt, 8.75%, 05/15/33 (Call 02/15/28), (5-year CMT + 5.060%)(a)(e)	500	483,844

India — 4.5%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28(a)	400	391,450
5.95%, 07/31/24(a)	400	398,075
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(a)	400	292,575
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(a)	200	190,600
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(a)	200	135,500
3.38%, 07/24/24(a)	200	191,100
4.20%, 08/04/27 (Call 02/04/27)(a)	400	336,200
4.38%, 07/03/29(a)	400	311,820
Adani Transmission Ltd., 4.00%, 08/03/26(a)	200	170,163
Axis Bank Ltd., 4.10%, (Call 09/08/26), (5-year CMT + 3.315%)(a)(d)(e)	200	169,500
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(a)	200	195,796
Bharti Airtel Ltd.
3.25%, 06/03/31 (Call 03/05/31)(a)	200	174,100
4.38%, 06/10/25(a)	400	393,325
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(a)	200	192,725
CA Magnum Holdings, 5.38%, 10/31/26 (Call 10/31/23)(a)	400	350,700
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27 (Call 02/09/24)(a)	186	166,214
Delhi International Airport Ltd., 6.13%, 10/31/26(a)	400	385,700
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/29/24)(a)	376	338,118
Greenko Power II Ltd., 4.30%, 12/13/28 (Call 12/14/24)(a)	382	328,520
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25	400	384,825
5.95%, 07/29/26 (Call 07/29/23)(a)	200	187,538

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

India (continued)
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25 (Call 04/06/24)(a)	$200	$189,250
HDFC Bank Ltd., 3.70%, (Call 08/25/26), (5-year CMT + 2.925%)(a)(d)(e)	400	343,106
HDFC Bank Ltd./Gift City, 5.69%, 03/02/26(a)	400	405,540
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(a)	200	190,600
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(a)	450	435,459
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(a)	200	168,475
3.25%, 02/13/30(a)	200	177,038
3.57%, 01/21/32(a)(b)	400	355,200
3.84%, 12/13/27(a)	200	190,037
JSW Hydro Energy Ltd., 4.13%, 05/18/31 (Call 05/17/26)(a)	177	147,552
JSW Steel Ltd.
3.95%, 04/05/27 (Call 10/05/26)(a)	400	351,200
5.05%, 04/05/32 (Call 10/05/31)(a)	200	160,850
Network i2i Ltd.
3.98%, (Call 06/03/26)(d)	200	176,288
5.65%, (Call 01/11/25), (5-year CMT + 4.274%)(a)(d)(e)	600	575,175
NTPC Ltd., 4.25%, 02/26/26(a)	400	390,325
Oil India International Pte Ltd., 4.00%, 04/21/27(a)	200	191,537
Oil India Ltd., 5.13%, 02/04/29(a)	400	398,575
ONGC Videsh Ltd., 4.63%, 07/15/24(a)	200	198,100
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(a)	200	190,225
Periama Holdings LLC/DE, 5.95%, 04/19/26(a)	400	384,920
Power Finance Corp. Ltd.
3.35%, 05/16/31(a)	200	170,100
3.95%, 04/23/30(a)(b)	200	180,020
4.50%, 06/18/29(a)	400	380,950
6.15%, 12/06/28(a)	200	207,162
REC Ltd.
2.25%, 09/01/26(a)	400	361,075
3.38%, 07/25/24(a)	200	194,952
5.63%, 04/11/28(c)	400	401,572
Reliance Industries Ltd.
2.88%, 01/12/32(a)	850	711,503
3.63%, 01/12/52(a)	650	462,841
3.67%, 11/30/27(a)	500	474,156
3.75%, 01/12/62(a)	400	279,500
4.13%, 01/28/25(a)	250	246,219
6.25%, 10/19/40(a)	250	265,937
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28 (Call 10/14/23)(a)	200	168,725
State Bank of India/London, 1.80%, 07/13/26(a)	200	180,788
UPL Corp. Ltd., 4.63%, 06/16/30(a)	200	169,600
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (Call 09/11/24)(a)	800	566,000
9.25%, 04/23/26 (Call 04/23/24)(a)(b)	200	131,250
Vedanta Resources Ltd., 6.13%, 08/09/24 (Call 08/09/23)(a)	200	128,100
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(a)	200	180,725

		17,165,171

Indonesia — 2.6%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/23)(a)	500	480,719
Bank Mandiri Persero Tbk PT, 4.75%, 05/13/25(a)	600	592,612
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(a)	400	368,450
4.30%, (Call 03/24/27), (5-year CMT + 3.466%)(a)(d)(e)	400	331,450
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26 (Call 09/14/23)(a)	400	375,950
Freeport Indonesia PT
4.76%, 04/14/27 (Call 03/14/27)(a)	500	492,906

Security	Par (000)	Value

Indonesia (continued)
5.32%, 04/14/32 (Call 01/14/32)(a)	$1,000	$961,437
6.20%, 04/14/52 (Call 10/14/51)	700	645,750
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25 (Call 10/22/23)(a)	500	493,688
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/31 (Call 12/09/30)(a)	1,000	849,250
3.54%, 04/27/32 (Call 10/27/31)(a)	600	508,613
4.75%, 06/09/51 (Call 12/09/50)(a)	400	295,200
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)	496	445,021
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(a)	600	547,050
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(a)	400	383,950
Minejesa Capital BV
4.63%, 08/10/30(a)	1,000	881,875
5.63%, 08/10/37(a)	800	635,150
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(a)	600	517,988

		9,807,059

Israel — 3.0%
Bank Hapoalim BM, 3.26%, 01/21/32 (Call 10/21/26), (5-year CMT + 2.155%)(a)(c)(e)	600	499,800
Bank Leumi Le-Israel BM
3.28%, 01/29/31 (Call 01/29/26), (5-year CMT + 1.631%)(a)(c)(e)	400	349,125
5.13%, 07/27/27 (Call 06/27/27)(a)(c)	400	395,450
7.13%, 07/18/33 (Call 07/18/28), (5-year CMT + 3.466%)(a)(c)(e)	400	387,575
Energean Israel Finance Ltd., 5.88%, 03/30/31 (Call 09/30/30)(a)(c)	372	322,431
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(a)(c)	500	493,219
Israel Discount Bank Ltd., 5.38%, 01/26/28 (Call 12/26/27)(c)	600	595,800
Israel Electric Corp. Ltd.
3.75%, 02/22/32(a)(c)	400	351,575
4.25%, 08/14/28(a)(c)	800	763,150
Series 6, 5.00%, 11/12/24(a)(c)	700	692,912
Mizrahi Tefahot Bank Ltd., 3.08%, 04/07/31 (Call 04/07/26), (5-year CMT + 2.250%)(a)(c)(e)	400	340,325
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(b)	550	500,800
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(b)	2,125	1,915,156
4.10%, 10/01/46	1,350	892,249
4.75%, 05/09/27 (Call 02/09/27)(b)	600	558,487
5.13%, 05/09/29 (Call 02/09/29)	550	510,125
6.75%, 03/01/28 (Call 12/01/27)	900	897,750
7.88%, 09/15/29 (Call 06/15/29)(b)	600	626,700
8.13%, 09/15/31 (Call 06/15/31)(b)	400	420,504

		11,513,133

Jamaica — 0.2%
Digicel International Finance Ltd./Digicel international Holdings Ltd.
8.75%, 05/25/24 (Call 05/27/23)(a)	250	225,516
8.75%, 05/25/24 (Call 05/15/23)(a)	550	495,962

		721,478

Jordan — 0.1%
Hikma Finance USA LLC, 3.25%, 07/09/25(a)	400	380,450

Kazakhstan — 1.5%
Energean Israel Finance Ltd., 5.38%, 03/30/28 (Call 09/30/27)(a)(c)	530	472,131

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kazakhstan (continued)
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(a)	$800	$613,650
4.75%, 04/19/27(a)	600	570,960
5.38%, 04/24/30(a)	1,000	916,490
5.75%, 04/19/47(a)	800	631,150
6.38%, 10/24/48(a)	1,300	1,093,462
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(a)	400	357,075
3.25%, 08/15/30 (Call 02/15/30)(a)	800	601,900
4.00%, 08/15/26(a)	700	622,256

		5,879,074

Kuwait — 2.0%
Boubyan Sukuk Ltd.
2.59%, 02/18/25(a)	600	573,675
3.39%, 03/29/27(a)	400	381,700
Burgan Bank SAK
2.75%, 12/15/31 (Call 09/15/26), (5-year CMT + 2.229%)(a)(e)	400	309,950
5.75%, (Call 07/09/24), (5-year CMT + 4.007%)(a)(d)(e)	400	352,700
Equate Petrochemical BV
2.63%, 04/28/28 (Call 01/28/28)(a)	600	530,550
4.25%, 11/03/26(a)	1,000	975,187
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(a)	600	529,238
4.50%, 02/23/27(a)	400	340,450
Leviathan Bond Ltd., 6.50%, 06/30/27 (Call 12/30/26)(a)(c)	400	378,825
MEGlobal Canada ULC
5.00%, 05/18/25(a)	600	595,988
5.88%, 05/18/30(a)	600	612,112
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.050%)(a)(e)	800	716,900
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 11/27/25)(a)(d)(e)	600	551,550
NBK Tier 1 Financing Ltd., 3.63%, (Call 08/24/26)(a)(d)(e)	400	344,668
Warba Sukuk Ltd., 2.98%, 09/24/24(a)	400	388,075

		7,581,568

Luxembourg — 0.3%
Altice Financing SA, 5.75%, 08/15/29 (Call 08/15/24)	1,400	1,116,808

Macau — 2.8%
Champion Path Holdings Ltd.
4.50%, 01/27/26 (Call 01/27/24)(a)	400	352,075
4.85%, 01/27/28 (Call 01/27/25)(a)	500	414,938
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)	600	542,737
5.25%, 06/18/25 (Call 06/18/23)(a)	400	380,325
5.88%, 05/15/26 (Call 05/09/23)(a)	500	476,875
Sands China Ltd.
2.80%, 03/08/27 (Call 02/08/27)	600	520,800
3.35%, 03/08/29 (Call 01/08/29)	800	670,900
3.75%, 08/08/31 (Call 05/08/31)	300	246,000
4.88%, 06/18/30 (Call 03/18/30)	600	543,300
5.90%, 08/08/28 (Call 05/08/28)	1,600	1,538,000
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)	700	548,450
6.00%, 07/15/25 (Call 07/07/23)(a)	400	365,500
6.50%, 01/15/28 (Call 07/07/23)(a)	600	514,800
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 05/29/23)(a)	400	385,450
5.13%, 12/15/29 (Call 12/15/24)(a)	600	493,987
5.50%, 01/15/26 (Call 06/15/23)(a)	1,000	926,250

Security	Par (000)	Value

Macau (continued)
5.50%, 10/01/27 (Call 10/01/23)(a)	$600	$534,750
5.63%, 08/26/28 (Call 08/26/23)(a)	1,200	1,043,250

		10,498,387

Malaysia — 1.7%
Axiata SPV2 Bhd
2.16%, 08/19/30 (Call 05/19/30)(a)	600	514,613
4.36%, 03/24/26(a)	400	394,700
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(a)	600	433,500
CIMB Bank Bhd
2.13%, 07/20/27(a)	400	365,450
5.99%, 10/09/24, (3-mo. LIBOR US + 0.780%)(a)(e)	600	599,550
Genm Capital Labuan Ltd., 3.88%, 04/19/31 (Call 01/19/31)(a)	800	643,000
Gohl Capital Ltd., 4.25%, 01/24/27(a)	1,300	1,223,560
Malayan Banking Bhd, 5.67%, 08/16/24, (3-mo. LIBOR US + 0.800%)(a)(e)	600	599,737
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27 (Call 03/06/27)(a)	400	379,825
RBH Bank, 1.66%, 06/29/26(a)	400	362,325
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(a)	600	563,737
4.85%, 11/01/28(a)	500	501,188

		6,581,185

Mexico — 4.9%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(a)	200	193,287
Alpek SAB de CV
3.25%, 02/25/31 (Call 11/25/30)(a)	200	163,038
4.25%, 09/18/29 (Call 06/18/29)(a)	200	179,663
Alsea SAB de CV, 7.75%, 12/14/26 (Call 12/14/23)(a)(b)	200	197,750
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	400	357,825
3.63%, 04/22/29 (Call 01/22/29)	200	188,350
4.38%, 07/16/42	200	180,000
4.38%, 04/22/49 (Call 10/22/48)	400	357,325
4.70%, 07/21/32 (Call 04/21/32)	400	396,450
5.38%, 04/04/32 (Call 01/04/32)(a)	200	181,280
6.13%, 03/30/40	700	759,194
6.38%, 03/01/35	250	277,078
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24(a)	300	294,322
4.38%, 04/11/27 (Call 01/11/27)(a)	150	142,622
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (Call 01/24/27), (5-year CMT + 4.643%)(a)(d)(e)	200	173,375
6.63%, (Call 01/24/32)(a)(d)(e)	200	161,500
6.75%, (Call 06/27/24), (5-year CMT + 4.967%)(a)(b)(d)(e)	200	191,600
7.50%, (Call 06/27/29)(a)(d)(e)	200	176,288
8.38%, (Call 10/14/30)(a)(d)(e)	200	188,450
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/25(a)	700	695,975
5.95%, 10/01/28 (Call 10/01/23)	200	196,250
BBVA Bancomer SA/Texas
1.88%, 09/18/25(a)	200	184,037
5.13%, 01/18/33 (Call 01/18/28), (5-year CMT + 2.650%)(a)(e)	600	529,237
5.88%, 09/13/34 (Call 09/13/29), (5-year CMT + 4.308%)(a)(e)	200	179,663
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(a)(b)	200	162,788

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
Bimbo Bakeries USA Inc., 4.00%, 05/17/51 (Call 11/17/50)(a)	$200	$160,056
Braskem Idesa SAPI
6.99%, 02/20/32 (Call 02/20/27)(a)	200	141,850
7.45%, 11/15/29 (Call 11/15/24)(a)	400	312,300
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(a)	200	166,538
5.20%, 09/17/30 (Call 09/17/25)(a)	200	185,162
5.45%, 11/19/29 (Call 11/19/24)(a)	400	381,250
7.38%, 06/05/27 (Call 06/05/23)(a)	400	414,075
9.13%, (Call 03/14/28)(b)(c)(d)(e)	400	395,780
Cemex SAB De CV, 5.13%, (Call 06/08/26), (5-year CMT + 4.534%)(a)(b)(d)(e)	200	176,185
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(a)	200	187,412
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	450	356,428
2.75%, 01/22/30 (Call 10/22/29)	200	178,975
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)(b)	328	314,402
FEL Energy VI Sarl, 5.75%, 12/01/40 (Call 12/01/37)	370	311,833
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	550	426,697
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(a)	400	303,825
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27 (Call 03/17/24)(a)	200	179,125
Grupo Bimbo SAB de CV
3.88%, 06/27/24	200	196,662
4.00%, 09/06/49 (Call 03/06/49)	200	160,600
4.70%, 11/10/47 (Call 05/10/47)(a)(b)	200	180,250
4.88%, 06/27/44(a)	200	183,475
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	400	353,325
5.25%, 05/24/49 (Call 11/24/48)	200	183,870
6.13%, 01/31/46 (Call 06/30/45)(b)	200	205,725
6.63%, 01/15/40	200	212,250
Industrias Penoles SAB de CV
4.15%, 09/12/29 (Call 06/12/29)(a)	400	375,700
4.75%, 08/06/50 (Call 02/06/50)(a)	200	163,038
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/51 (Call 07/15/50)(a)	200	150,475
4.88%, 01/14/48(a)	200	152,663
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31 (Call 04/01/31)(a)	200	171,750
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)	200	155,225
Nemak SAB de CV, 3.63%, 06/28/31 (Call 03/28/31)(a)	200	148,500
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(a)(b)	200	179,470
2.88%, 05/11/31 (Call 02/11/31)(a)	200	161,750
4.00%, 10/04/27 (Call 07/04/27)(a)	200	188,037
5.50%, 01/15/48 (Call 07/15/47)(a)	200	163,725
5.88%, 09/17/44(a)	200	173,100
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(a)(b)	400	384,450
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(a)	200	194,225
Southern Copper Corp.
3.88%, 04/23/25	150	145,950
5.25%, 11/08/42	326	316,383
5.88%, 04/23/45	420	437,929
6.75%, 04/16/40	475	531,287

Security	Par (000)	Value

Mexico (continued)
7.50%, 07/27/35	$200	$234,000
Total Play Telecomunicaciones SA de CV, 6.38%, 09/20/28 (Call 09/30/25)(a)	400	250,000
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/28/29)(a)	400	338,200
5.25%, 01/30/26 (Call 10/30/25)(a)	200	190,975
6.39%, 01/15/50 (Call 07/28/49)(a)	200	150,000
6.95%, 01/30/44 (Call 07/30/43)(a)	200	165,500

		18,497,729

Moldova — 0.1%
Aragvi Finance International SR, 8.45%, 04/29/26 (Call 04/29/24)(a)	400	268,575

Morocco — 0.5%
OCP SA
3.75%, 06/23/31 (Call 03/23/31)(a)	700	586,600
4.50%, 10/22/25(a)	400	388,450
5.13%, 06/23/51 (Call 12/23/50)(a)	600	441,300
6.88%, 04/25/44(a)	400	368,825

		1,785,175

Nigeria — 0.6%
Access Bank PLC
6.13%, 09/21/26(a)	600	474,863
9.13%, (Call 10/07/26), (5-year CMT + 8.070%)(a)(d)(e)	400	303,575
IHS Holding Ltd.
5.63%, 11/29/26 (Call 11/29/23)(a)	400	333,075
6.25%, 11/29/28 (Call 11/29/24)(a)	400	318,700
IHS Netherlands Holdco BV, 8.00%, 09/18/27 (Call 09/18/23)(a)	600	526,237
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 04/01/24)(a)	600	478,425

		2,434,875

Oman — 0.2%
Bank Muscat SAOG, 4.75%, 03/17/26(a)	400	385,575
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	550	571,931

		957,506

Panama — 0.7%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(a)	1,000	862,510
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(a)(b)	400	374,825
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/23)(a)	1,000	867,500
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(a)	600	492,375

		2,597,210

Paraguay — 0.2%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(a)(f)	548	372,552
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27 (Call 04/15/24)(a)	400	368,200

		740,752

Peru — 1.8%
Banco de Credito del Peru, 2.70%, 01/11/25 (Call 12/11/24)(a)(b)	500	478,000
Banco de Credito del Peru SA
3.13%, 07/01/30 (Call 07/01/25), (5-year CMT + 3.000%)(a)(e)	650	596,294
3.25%, 09/30/31 (Call 09/30/26), (5-year CMT + 2.450%)(a)(e)	400	349,450
Cia. De Minas Buenaventur Co., 5.50%, 07/23/26 (Call 07/23/23)(a)	400	347,450

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Peru (continued)
Consorcio Transmantaro SA
4.70%, 04/16/34 (Call 01/16/34)(a)(b)	$600	$548,738
5.20%, 04/11/38 (Call 01/11/38)(a)	400	365,325
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(a)	400	374,075
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(a)(b)	349	332,841
InRetail Consumer, 3.25%, 03/22/28 (Call 01/22/28)(a)	600	513,863
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(a)	600	550,987
Lima Metro Line 2 Finance Ltd.
4.35%, 04/05/36(a)	541	478,060
5.88%, 07/05/34(a)	367	353,340
Minsur SA, 4.50%, 10/28/31(a)	400	346,550
Peru LNG Srl, 5.38%, 03/22/30(a)(b)	800	637,000
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(a)	600	569,737

		6,841,710

Philippines — 1.4%
BDO Unibank Inc., 2.13%, 01/13/26(a)	600	549,112
Globe Telecom Inc., 4.20%, (Call 08/02/26), (5-year CMT + 5.527%)(a)(d)(e)	400	368,200
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	400	357,700
Manila Water Co. Inc., 4.38%, 07/30/30 (Call 07/30/25)(a)	600	537,000
Metropolitan Bank & Trust Co., 2.13%, 01/15/26(a)	400	364,700
Petron Corp., 5.95%, (Call 04/19/26), (5-year CMT + 7.574%)(a)(d)(e)	600	528,000
Philippine National Bank, 3.28%, 09/27/24(a)	400	385,450
San Miguel Crop., 5.50%, (Call 07/29/25), (5-year CMT + 10.237%)(a)(d)(e)	400	360,450
SMC Global Power Holdings Corp.
5.45%, (Call 12/09/26), (5-year CMT + 7.155%)(a)(d)(e)	400	302,950
5.70%, (Call 01/21/26), (5-year CMT + 6.554%)(a)(d)(e)	600	483,675
6.50%, (Call 04/25/24), (5-year CMT + 6.608%)(a)(d)(e)	500	444,469
7.00%, (Call 10/21/25), (5-year CMT + 9.199%)(a)(d)(e)	600	513,600

		5,195,306

Poland — 0.1%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29 (Call 11/15/24)(a)	600	484,688

Qatar — 3.0%
ABQ Finance Co., 2.00%, 07/06/26(a)	400	362,700
ABQ Finance Ltd.
1.88%, 09/08/25(a)	600	554,363
3.13%, 09/24/24(a)	400	386,825
CBQ Finance Ltd., 2.00%, 09/15/25(a)	400	373,200
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26), (5-year CMT + 3.874%)(a)(d)(e)	400	360,825
Doha Finance Ltd., 2.38%, 03/31/26(a)	700	647,631
MAR Sukuk Ltd.
2.21%, 09/02/25(a)	600	562,425
3.03%, 11/13/24(a)	400	386,450
Nakilat Inc., 6.07%, 12/31/33(a)	847	882,061
Ooredoo International Finance Ltd.
3.75%, 06/22/26(a)	400	389,075
3.88%, 01/31/28(a)	400	388,575
4.50%, 01/31/43(a)	200	193,975
5.00%, 10/19/25(a)	600	604,050
QIB Sukuk Ltd.
1.95%, 10/27/25(a)	700	649,819
6.18%, 02/07/25, (3-mo. LIBOR US + 1.350%)(a)(e)	600	601,987
QNB Finance Ltd.
1.38%, 01/26/26(a)	850	774,191

Security	Par (000)	Value

Qatar (continued)
1.63%, 09/22/25(a)	$600	$556,050
2.63%, 05/12/25(a)	600	572,737
2.75%, 02/12/27(a)	700	649,600
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.84%, 09/30/27(a)	642	654,049
6.33%, 09/30/27(a)	377	385,465
SingTel Group Treasury Pte Ltd., 2.38%, 08/28/29 (Call 05/28/29)(a)	400	354,825

		11,290,878

Saudi Arabia — 4.6%
Arab National Bank, 3.33%, 10/28/30 (Call 10/28/25), (5-year CMT + 2.974%)(a)(e)	400	376,575
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(a)	200	185,225
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(a)	300	291,056
BSF Finance, 5.50%, 11/23/27(a)	400	410,325
Contemporary Ruiding Development Ltd., 1.88%, 09/17/25 (Call 08/17/25)(a)	200	185,600
Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 02/15/25(a)	200	198,037
EIG Pearl Holdings Sarl
3.55%, 08/31/36(a)	600	517,050
4.39%, 11/30/46(a)	500	399,937
GLP China Holdings Ltd., 2.95%, 03/29/26(a)	200	124,725
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/38(c)	600	628,800
6.51%, 02/23/42(c)	600	639,675
Riyad Sukuk Ltd., 3.17%, 02/25/30 (Call 02/25/25), (5-year CMT + 1.791%)(a)(e)	600	570,487
Riyad Tier 1 Sukuk Ltd., 4.00%, (Call 02/16/27), (5-year CMT + 2.170%)(a)(d)(e)	400	366,950
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(a)	200	190,538
1.60%, 06/17/26 (Call 05/17/26)(a)	900	825,919
2.69%, 06/17/31 (Call 03/17/31)(a)	1,100	980,581
SABIC Capital I BV
2.15%, 09/14/30 (Call 06/14/30)(a)	200	169,600
3.00%, 09/14/50 (Call 03/14/50)(a)	200	144,663
SABIC Capital II BV, 4.50%, 10/10/28(a)	400	399,075
Samba Funding Ltd.
2.75%, 10/02/24(a)	400	385,950
2.90%, 01/29/27(a)	200	187,788
Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(a)	400	370,825
2.25%, 11/24/30 (Call 08/24/30)(a)	1,000	851,125
3.25%, 11/24/50 (Call 05/24/50)(a)	900	645,356
3.50%, 04/16/29(a)	1,300	1,225,900
4.25%, 04/16/39(a)	1,800	1,651,275
4.38%, 04/16/49(a)	1,200	1,059,225
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)	400	392,700
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)	600	611,925
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(a)	400	409,200
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(a)	400	373,950
2.41%, 09/17/30(a)	200	175,288
Saudi Telecom Co., 3.89%, 05/13/29(a)	400	386,450
SNB Sukuk Ltd., 2.34%, 01/19/27(a)	400	367,575
TMS Issuer Sarl, 5.78%, 08/23/32(c)	600	628,612

		17,327,962

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Singapore — 4.2%
BOC Aviation Ltd.
1.75%, 01/21/26 (Call 12/21/25)(a)	$300	$273,806
2.63%, 09/17/30 (Call 06/17/30)(a)(b)	600	518,550
3.00%, 09/11/29 (Call 06/11/29)(a)	500	448,485
3.25%, 04/29/25 (Call 03/29/25)(a)	600	576,675
3.50%, 10/10/24 (Call 09/10/24)(a)	400	389,825
3.50%, 09/18/27 (Call 06/18/27)(a)	400	378,950
3.88%, 04/27/26 (Call 01/27/26)(a)	300	288,806
DBS Group Holdings Ltd.
1.17%, 11/22/24(a)	400	379,575
1.19%, 03/15/27(a)	400	357,075
3.30%, (Call 02/27/25), (5-year CMT + 1.915%)(a)(d)(e)	800	753,150
4.52%, 12/11/28 (Call 12/11/23), (5-year USD ICE Swap + 1.590%)(a)(e)	600	596,400
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	450	431,775
4.75%, 06/15/25 (Call 03/15/25)	484	476,226
4.88%, 06/15/29 (Call 03/15/29)	399	386,408
4.88%, 05/12/30 (Call 02/12/30)	315	306,397
GLP Pte Ltd.
3.88%, 06/04/25(a)	800	554,650
4.50%, (Call 12/31/26), (5-year CMT + 3.735%)(a)(d)(e)	400	159,825
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25), (5-year CMT + 1.580%)(a)(e)	800	733,376
4.25%, 06/19/24(a)(b)	600	594,112
4.60%, 06/15/32 (Call 06/15/27), (5-year CMT + 1.575%)(a)(e)	400	391,575
Puma International Financing SA, 5.00%, 01/24/26 (Call 05/08/23)(a)	700	630,131
Singapore Airlines Ltd.
3.00%, 07/20/26 (Call 06/20/26)(a)	200	190,725
3.38%, 01/19/29 (Call 11/19/28)(a)	400	375,450
Singapore Telecommunications Ltd., 7.38%, 12/01/31(a)	332	398,151
SingTel Group Treasury Pte Ltd.
2.38%, 10/03/26(a)	200	186,350
3.25%, 06/30/25(a)	300	291,806
3.88%, 08/28/28 (Call 05/28/28)(a)	400	390,325
ST Engineering RHQ Ltd., 1.50%, 04/29/25 (Call 01/29/25)(a)	400	376,575
Ste Transcore Holdings Inc., 3.38%, 05/05/27 (Call 02/05/27)(a)	600	580,950
United Overseas Bank Ltd, 3.06%, 04/07/25(a)	600	583,425
United Overseas Bank Ltd.
1.25%, 04/14/26(a)	600	546,113
1.75%, 03/16/31 (Call 03/16/26), (5-year CMT + 1.520%)(a)(e)	400	359,075
2.00%, 10/14/31 (Call 10/14/26), (5-year CMT + 1.230%)(a)(e)	400	354,200
3.75%, 04/15/29 (Call 04/15/24), (5-year CMT + 1.500%)(a)(e)	200	196,587
3.86%, 10/07/32 (Call 10/07/27), (5-year CMT + 1.450%)(a)(e)	600	566,592
3.88%, (Call 10/19/23), (5-year USD Swap + 1.794%)(a)(d)(e)	600	589,237
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(a)	200	187,663

		15,798,996

South Africa — 1.9%
Absa Group Ltd., 6.38%, (Call 05/28/26), (5-year CMT + 5.411%)(a)(d)(e)	400	364,700

Security	Par (000)	Value

South Africa (continued)
Anglo American Capital PLC
3.88%, 03/16/29 (Call 01/16/29)(a)	$400	$369,325
4.75%, 04/10/27(a)	1,600	1,571,800
5.50%, 05/02/33 (Call 02/02/33)(c)	400	400,644
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)(b)	600	537,487
3.75%, 10/01/30 (Call 07/01/30)	500	438,375
Bidvest Group UK PLC (The), 3.63%, 09/23/26 (Call 09/23/23)(a)	400	362,700
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29 (Call 02/15/29)(a)	400	407,700
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26 (Call 05/30/23)(a)	400	248,700
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(a)	400	397,825
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 09/18/25)	400	361,325
5.50%, 03/18/31 (Call 03/18/30)(b)	500	413,688
6.50%, 09/27/28 (Call 06/27/28)(b)	600	553,050
8.75%, 05/03/29 (Call 03/03/29)(c)	200	200,800
Stillwater Mining Co.
4.00%, 11/16/26 (Call 11/16/23)(a)	400	358,825
4.50%, 11/16/29 (Call 11/16/25)(a)	400	329,700

		7,316,644

South Korea — 3.8%
Hana Bank
1.25%, 12/16/26(a)	400	352,575
3.25%, 03/30/27(a)	200	190,975
Hanwha Life Insurance Co. Ltd., 3.38%, 02/04/32 (Call 02/04/27), (5-year CMT + 1.850%)(a)(e)	400	355,325
Hyundai Capital Services Inc., 1.25%, 02/08/26(a)	200	179,288
Kookmin Bank
1.38%, 05/06/26(a)	200	180,725
1.75%, 05/04/25(a)	400	376,200
2.50%, 11/04/30(a)(b)	200	165,163
4.35%, (Call 07/02/24), (5-year CMT + 2.639%)(a)(d)(e)	200	192,975
4.63%, 04/21/28(c)	200	200,902
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(a)	200	187,725
3.60%, 05/06/25	200	194,412
Korea Electric Power Corp.
1.13%, 06/15/25(a)	200	185,288
2.50%, 06/24/24(a)	200	194,850
Korea Gas Corp.
3.50%, 07/21/25(a)(b)	400	389,075
3.50%, 07/02/26(a)	200	192,475
6.25%, 01/20/42(a)(b)	600	702,750
KT Corp., 4.00%, 08/08/25(a)	200	195,912
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52 (Call 06/15/27), (5-year CMT + 2.887%)(a)(e)	400	383,200
LG Chem Ltd.
1.38%, 07/07/26(a)	400	357,325
2.38%, 07/07/31(a)	400	331,200
3.25%, 10/15/24(a)	200	194,600
3.63%, 04/15/29(a)	200	189,288
NAVER Corp., 1.50%, 03/29/26(a)	400	360,825
NongHyup Bank, 1.25%, 07/20/25(a)	200	184,663
POSCO
2.75%, 07/15/24(a)	200	194,537
4.38%, 08/04/25(a)	400	394,075
5.63%, 01/17/26(a)	400	405,950

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
5.75%, 01/17/28(a)	$600	$622,800
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(a)	400	356,200
3.88%, 03/24/26(a)(b)	200	190,350
4.38%, 04/13/32(a)(b)	200	185,788
6.97%, 04/24/25, (3-mo. LIBOR US + 1.700%)(a)(e)	400	406,325
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(a)	400	364,075
2.88%, (Call 05/12/26), (5-year CMT + 2.064%)(a)(d)(e)	400	350,200
3.34%, 02/05/30 (Call 02/05/25), (5-year CMT + 1.500%)(a)(b)(e)	200	191,412
5.88%, (Call 08/13/23), (5-year CMT + 3.051%)(a)(d)(e)	200	197,787
SK Battery America Inc., 2.13%, 01/26/26(a)	400	352,575
SK Hynix Inc.
1.50%, 01/19/26(a)	600	530,010
2.38%, 01/19/31(a)	400	300,575
3.00%, 09/17/24(a)	200	192,162
6.25%, 01/17/26(a)	400	400,076
6.38%, 01/17/28(a)	800	802,848
6.50%, 01/17/33(a)	400	396,950
Woori Bank
0.75%, 02/01/26(a)(b)	400	357,950
2.00%, 01/20/27(a)	200	183,100
4.25%, (Call 10/04/24), (5-year CMT + 2.664%)(a)(d)(e)	200	189,850
4.88%, 01/26/28(a)	400	405,200

		14,408,511

Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	200	181,924
5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(e)	200	199,447
6.13%, (Call 11/16/27), (5-year USD Swap + 3.870%)(d)(e)	200	160,000
6.13%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(e)	200	204,154

		745,525

Supranational — 0.4%
Africa Finance Corp., 2.88%, 04/28/28(a)	600	489,000
African Export-Import Bank (The), 2.63%, 05/17/26 (Call 04/17/26)(a)	600	538,500
Eastern & Southern African Trade & Development Bank (The), 4.13%, 06/30/28(a)	600	500,880

		1,528,380

Switzerland — 0.1%
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/04/23)(a)	400	234,000

Taiwan — 3.3%
Formosa Group Cayman Ltd., 3.38%, 04/22/25(a)	800	771,650
Foxconn Far East Ltd.
1.63%, 10/28/25(a)	600	550,987
2.50%, 10/28/30(a)	400	335,825
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	1,000	906,860
2.50%, 10/25/31 (Call 07/25/31)	1,200	1,026,225
3.13%, 10/25/41 (Call 04/25/41)	800	647,728
3.25%, 10/25/51 (Call 04/25/51)(b)	800	625,000
3.88%, 04/22/27 (Call 03/22/27)	800	784,900
4.13%, 04/22/29 (Call 02/22/29)	200	196,140
4.25%, 04/22/32 (Call 01/22/32)	900	888,075

Security	Par (000)	Value

Taiwan (continued)
4.50%, 04/22/52 (Call 10/22/51)(b)	$900	$878,625
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(a)	800	727,650
1.00%, 09/28/27 (Call 07/28/27)(a)	600	518,738
1.25%, 04/23/26 (Call 03/23/26)(a)	800	726,120
1.38%, 09/28/30 (Call 06/28/30)(a)	900	722,419
1.75%, 04/23/28 (Call 02/23/28)	800	705,096
2.25%, 04/23/31 (Call 01/23/31)(a)	1,100	926,805
4.63%, 07/22/32 (Call 04/22/32)(a)	600	608,838

		12,547,681

Tanzania — 0.2%
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 05/30/23)(a)	800	751,400

Thailand — 2.4%
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36 (Call 09/23/31), (5-year CMT + 2.150%)(e)	800	656,150
3.73%, 09/25/34 (Call 09/25/29), (5-year CMT + 1.900%)(a)(e)	1,000	859,562
4.30%, 06/15/27 (Call 05/15/27)(a)	600	593,430
4.45%, 09/19/28(a)(b)	400	395,825
5.00%, (Call 09/23/25)(d)	600	559,987
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(a)	500	418,688
4.30%, 03/18/51 (Call 09/18/50)(a)	400	298,500
4.40%, 03/30/32 (Call 09/30/31)(a)	1,000	919,875
Kasikornbank PCL, 5.46%, 03/07/28(a)	200	205,306
Kasikornbank PCL/Hong Kong
3.34%, 10/02/31 (Call 10/02/26), (5-year CMT + 1.700%)(a)(e)	600	537,675
5.28%, (Call 10/14/25), (5-year CMT + 4.940%)(a)(d)(e)	600	557,362
Krung Thai Bank PCL/Cayman Islands, 4.40%, (Call 03/25/26), (5-year CMT + 3.530%)(a)(d)(e)	600	543,113
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(a)(b)	400	271,000
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(a)	600	555,488
3.90%, 12/06/59(a)(b)	400	290,500
Siam Commercial Bank PCL/Cayman Islands, 4.40%, 02/11/29(a)	400	392,700
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(a)	600	386,175
3.75%, 06/18/50(a)(b)	600	400,425
5.38%, 11/20/48(a)	400	341,500

		9,183,261

Turkey — 2.8%
Akbank TAS
5.13%, 03/31/25(a)	400	377,575
6.80%, 02/06/26(a)	500	476,250
6.80%, 06/22/31 (Call 06/22/26), (5-year CMT + 6.015%)(a)(e)	400	358,200
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28 (Call 03/29/28)(a)	400	315,700
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27 (Call 02/02/24)(a)	600	500,925
Coca-Cola Icecek AS, 4.50%, 01/20/29 (Call 10/20/28)(a)	400	353,200
DBS Group Holdings Ltd., 1.82%, 03/10/31 (Call 03/10/26), (5-year CMT + 1.100%)(a)(e)	200	180,725
KOC Holding AS, 6.50%, 03/11/25 (Call 12/11/24)(a)	700	687,225

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey (continued)
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/23)(a)	$400	$383,450
QNB Finansbank AS, 6.88%, 09/07/24(a)	400	398,325
Turk Telekomunikasyon AS
4.88%, 06/19/24(a)	200	188,975
6.88%, 02/28/25(a)	600	569,737
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(a)	400	376,575
5.80%, 04/11/28 (Call 01/11/28)(a)	365	320,584
Turkiye Garanti Bankasi AS, 7.18%, 05/24/27, (5-year USD ICE Swap + 4.220%)(a)(e)	600	552,675
Turkiye Is Bankasi AS
7.00%, 06/29/28 (Call 06/29/23), (5-year USD Swap + 5.117%)(a)(e)	600	581,737
7.75%, 01/22/30 (Call 01/22/25), (5-year CMT + 6.119%)(a)(e)	500	471,500
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/18/24)(a)	400	379,950
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(a)	600	581,362
Turkiye Vakiflar Bankasi TAO, 6.50%, 01/08/26(a)	500	463,688
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(a)	600	519,863
Yapi ve Kredi Bankasi AS
5.85%, 06/21/24(a)	400	389,200
7.88%, 01/22/31 (Call 01/22/26), (5-year CMT + 7.415%)(a)(e)	400	374,450
8.25%, 10/15/24(a)	400	399,700
13.88%, (Call 01/15/24), (5-year USD Swap + 11.245%)(a)(d)(e)	500	511,188

		10,712,759

Ukraine — 0.0%
Metinvest BV, 7.75%, 10/17/29(a)	400	223,575

United Arab Emirates — 4.9%
Abu Dhabi Commercial Bank PJSC, 3.50%, 03/31/27(a)	400	380,200
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(a)	600	540,000
3.40%, 04/29/51 (Call 10/29/50)(a)	400	308,075
4.38%, 04/23/25(a)	200	198,787
4.38%, 06/22/26(a)	200	199,850
4.38%, 01/24/29(c)	400	402,000
4.70%, 04/24/33(c)	200	203,250
4.88%, 04/23/30(a)	400	414,075
6.50%, 10/27/36(a)	300	345,431
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31 (Call 02/06/31)(a)	300	257,775
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23), (5-year CMT + 4.270%)(a)(d)(e)	400	398,575
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(a)	400	379,325
Arada Sukuk Ltd., 8.13%, 06/08/27	200	204,725
BOS Funding Ltd.
4.00%, 09/18/24(a)	200	193,600
7.00%, 03/14/28(a)	200	203,100
CBQ Finance Ltd., 2.00%, 05/12/26(a)	600	552,300
China Everbright Bank Co. Ltd./Luxembourg, 0.83%, 09/14/24(a)	200	189,611
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(a)(d)(e)	200	195,350
DIB Sukuk Ltd.
1.96%, 06/22/26(a)	400	365,200

Security	Par (000)	Value

United Arab Emirates (continued)
2.74%, 02/16/27(a)	$200	$186,038
2.95%, 02/20/25(a)	200	192,495
2.95%, 01/16/26(a)	800	758,400
4.80%, 08/16/28(a)	200	200,850
5.49%, 11/30/27(a)	400	413,200
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(d)(e)	400	399,075
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(a)(d)(e)	400	376,950
EI Sukuk Co. Ltd., 1.83%, 09/23/25(a)	400	370,950
Emaar Sukuk Ltd.
3.64%, 09/15/26(a)	200	189,725
3.70%, 07/06/31(a)	200	183,913
3.88%, 09/17/29(a)	400	380,450
EMG Sukuk Ltd., 4.56%, 06/18/24(a)	200	196,475
Emirates NBD Bank PJSC
1.64%, 01/13/26(a)	400	366,700
4.25%, (Call 02/27/27)(a)(d)(e)	200	177,475
5.63%, 10/21/27(a)	200	208,050
6.13%, (Call 03/20/25)(a)(d)(e)	400	395,325
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/24(a)	200	195,600
Energean Israel Finance Ltd., 4.88%, 03/30/26 (Call 12/30/25)(a)(c)	405	371,663
Esic Sukuk Ltd., 3.94%, 07/30/24(a)	200	194,225
Fab Sukuk Co. Ltd.
1.41%, 01/14/26(a)	200	182,788
2.50%, 01/21/25(a)	200	191,225
2.59%, 03/02/27(a)	200	186,475
4.58%, 01/17/28(a)	400	402,200
First Abu Dhabi Bank PJSC
4.38%, 04/24/28(a)	200	197,975
4.50%, (Call 04/05/26), (5-year CMT + 4.138%)(a)(d)(e)	400	377,825
5.13%, 10/13/27(a)	200	205,412
6.11%, 07/08/24, (3-mo. LIBOR US + 0.900%)(a)(e)	200	200,225
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(a)	292	272,201
2.63%, 03/31/36(a)	800	658,400
2.94%, 09/30/40(a)	950	780,539
3.25%, 09/30/40(a)	400	318,075
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 05/29/23)(a)	400	390,325
MAF Global Securities Ltd., 7.88%, (Call 06/30/27), (5-year CMT + 4.893%)(a)(d)(e)	400	404,950
MAF Sukuk Ltd.
3.93%, 02/28/30(a)	200	189,100
4.64%, 05/14/29(a)	200	197,662
Mashreqbank PSC, 7.88%, 02/24/33 (Call 11/24/27), (5-year CMT + 3.997%)(a)(e)	200	208,225
National Central Cooling Co. PJSC, 2.50%, 10/21/27(a)	200	180,663
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(a)	200	140,480
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	200	211,000
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 02/15/24)	350	317,144
SIB Sukuk Co. III Ltd., 2.85%, 06/23/25(a)	200	191,163
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)	194	161,103
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(a)	200	202,475

		18,456,418

United Kingdom — 2.4%
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)	400	376,368
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)	200	190,225
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)	200	193,100

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

United Kingdom (continued)
CK Hutchison International 19 Ltd., 3.38%, 09/06/49 (Call 03/06/49)	$200	$155,413
CK Hutchison International 20 Ltd.
2.50%, 05/08/30 (Call 02/08/30)(a)	400	348,684
3.38%, 05/08/50 (Call 11/08/49)	200	152,262
CK Hutchison International 21 Co.
1.50%, 04/15/26 (Call 03/15/26)(a)	200	183,440
2.50%, 04/15/31 (Call 01/15/31)(a)	400	344,450
CK Hutchison International 23 Ltd., 4.75%, 04/21/28 (Call 03/21/28)(c)	200	201,683
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(a)	400	393,200
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	205	249,882
Standard Chartered PLC
2.68%, 06/29/32 (Call 06/29/31), (1-year CMT + 1.200%)(a)(e)	1,000	794,080
3.60%, 01/12/33 (Call 01/12/32), (1-year CMT + 1.900%)(a)(e)	200	162,725
4.30%, (Call 08/19/28)(d)	600	422,100
4.31%, 05/21/30 (Call 05/21/29), (3-mo. LIBOR US + 1.910%)(a)(e)	600	554,550
4.64%, 04/01/31 (Call 04/01/30), (1-year CMT + 3.850%)(a)(e)	500	466,332
4.75%, (Call 01/14/31), (5-year CMT + 3.805%)(a)(d)(e)	200	138,100
6.00%, (Call 07/26/25), (5-year CMT + 5.661%)(a)(d)(e)	400	378,400
6.17%, 01/09/27 (Call 01/09/26), (1-year CMT + 2.050%)(a)(e)	1,200	1,212,144
6.30%, 01/09/29 (Call 01/09/28), (1-year CMT + 2.450%)(a)(e)	800	815,360
7.75%, (Call 08/15/27), (5-year CMT + 4.976%)(a)(d)(e)	400	386,436
7.77%, 11/16/28 (Call 11/16/27), (1-year CMT + 3.450%)(a)(e)	800	861,328

		8,980,262

United States — 2.1%
Anglo American Capital PLC
2.63%, 09/10/30 (Call 06/10/30)(a)	600	501,487
3.95%, 09/10/50 (Call 03/10/50)	400	301,825
4.75%, 03/16/52 (Call 09/16/51)	600	505,612
5.63%, 04/01/30 (Call 01/01/30)	600	606,487
GCC SAB de CV, 3.61%, 04/20/32 (Call 01/20/32)(a)	200	168,413
Huarong Finance II Co. Ltd., 5.00%, 11/19/25(a)	200	183,225
JBS USA LUX SA/JBS USA Food Co/JBS USA Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)(a)	200	178,474
3.00%, 02/02/29 (Call 12/02/28)(a)	200	171,849
3.63%, 01/15/32 (Call 01/15/27)(a)	200	167,593
3.75%, 12/01/31 (Call 12/01/26)(a)	400	332,601
4.38%, 02/02/52 (Call 08/02/51)(a)	300	210,939
5.13%, 02/01/28 (Call 01/01/28)(a)	103	100,608
6.50%, 12/01/52 (Call 06/01/52)	250	235,585
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	390	335,400
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(a)	1,400	1,093,925
3.68%, 01/21/30 (Call 10/21/29)(a)	800	677,650
3.83%, 02/08/51 (Call 08/08/50)(a)	1,100	685,300
4.03%, 08/03/50 (Call 02/03/50)(a)	600	384,000
4.99%, 01/19/52 (Call 07/19/51)(a)	900	661,106
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(a)(b)	400	384,000

		7,886,079

Security	Par/ Shares (000)	Value

Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29 (Call 05/07/23)(a)	$500	$432,920

Zambia — 0.8%
First Quantum Minerals Ltd.
6.88%, 03/01/26 (Call 03/01/24)(a)	850	830,875
6.88%, 10/15/27 (Call 10/15/23)(a)	1,200	1,160,850
7.50%, 04/01/25 (Call 05/08/23)(a)	1,000	994,850

		2,986,575

Total Corporate Bonds & Notes — 96.4% (Cost: $399,776,695)		366,048,528

Foreign Government and Agency Obligations(h)

South Korea — 0.7%
Industrial Bank of Korea
0.63%, 09/17/24(a)	200	189,163
1.04%, 06/22/25(a)(b)	400	368,950
Korea Electric Power Corp.
3.63%, 06/14/25(a)	400	390,415
5.38%, 04/06/26(a)	200	202,912
Korea Expressway Corp.
1.13%, 05/17/26(a)(b)	200	179,178
3.63%, 05/18/25(a)	400	390,200
Korea Gas Corp., 3.88%, 07/13/27(a)	200	196,710
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(a)	400	360,128
4.25%, 07/27/27(a)	400	396,325

		2,673,981

Supranational — 0.7%
Africa Finance Corp.
3.13%, 06/16/25(a)	400	368,500
3.75%, 10/30/29(a)	400	327,000
4.38%, 04/17/26(a)	600	561,000
African Export-Import Bank (The)
3.80%, 05/17/31 (Call 02/17/31)(a)	600	486,000
3.99%, 09/21/29 (Call 06/23/29)(a)	600	507,750
4.13%, 06/20/24(a)	400	388,500

		2,638,750

Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(a)	600	532,500

Total Foreign Government and Agency Obligations —1.5% (Cost: $6,270,641)		5,845,231

Total Long-Term Investments — 97.9% (Cost: $406,047,336)		371,893,759

Short-Term Securities

Money Market Funds — 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(i)(j)(k)	24,642	24,649,806

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(i)(j)	4,407	$4,407,000

Total Short-Term Securities — 7.7% (Cost: $29,046,353)		29,056,806

Total Investments — 105.6% (Cost: $435,093,689)		400,950,565

Liabilities in Excess of Other Assets — (5.6)%		(21,124,019)

Net Assets — 100.0%		$379,826,546

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Perpetual security with no stated maturity date.

(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Zero-coupon bond.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$17,956,028	$6,682,076	(a)	$—	$2,619	$9,083	$24,649,806	24,642	$98,712	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,897,000	510,000	(a)	—	—	—	4,407,000	4,407	49,637		1

					$2,619	$9,083	$29,056,806		$148,349		$1

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$366,048,528	$—	$366,048,528
Foreign Government and Agency Obligations	—	5,845,231	—	5,845,231
Short-Term Securities
Money Market Funds	29,056,806	—	—	29,056,806

	$29,056,806	$371,893,759	$—	$400,950,565

See notes to financial statements.

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2023	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 0.6%
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 02/01/24)(a)	$300	$210,337
Pampa Energia SA, 7.50%, 01/24/27 (Call 01/24/24)(a)	250	216,094
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 05/02/23)(a)	300	257,869
YPF SA
6.95%, 07/21/27(a)	400	288,000
7.00%, 12/15/47 (Call 06/15/47)(a)	250	153,406
8.50%, 07/28/25(a)	600	497,925
YPF Sociedad Anonima
7.00%, 09/30/33 (Call 03/30/33)	300	195,150
9.00%, 02/12/26 (Call 11/12/25)	323	305,671

		2,124,452

Azerbaijan — 0.5%
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(a)	550	518,719
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	1,000	1,024,875

		1,543,594

Bahrain — 0.4%
AUB Sukuk Ltd., 2.62%, 09/09/26(a)	400	360,450
BBK BSC, 5.50%, 07/09/24(a)	200	196,600
GFH Sukuk Ltd., 7.50%, 01/28/25(a)	200	197,100
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(a)	600	613,425

		1,367,575

Brazil — 8.4%
Acu Petroleo Luxembourg Sarl, 7.50%, 01/13/32 (Call 01/13/27)(a)(b)	249	215,827
Adecoagro SA, 6.00%, 09/21/27 (Call 09/21/23)	200	185,850
Aegea Finance Sarl, 6.75%, 05/20/29 (Call 05/20/25)(a)	200	184,350
Altice Financing SA, 5.00%, 01/15/28 (Call 01/15/24)(a)(b)	500	405,000
Amaggi Luxembourg International Sarl, 5.25%, 01/28/28 (Call 01/28/25)	400	372,075
Atento Luxco 1 SA, 8.00%, 02/10/26 (Call 02/10/24)	300	78,806
Azul Investments LLP, 7.25%, 06/15/26 (Call 06/15/24)	400	282,325
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(a)	400	333,200
Banco Bradesco SA/Cayman Islands
3.20%, 01/27/25(a)	400	382,450
4.38%, 03/18/27(a)(b)	200	192,400
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26 (Call 12/11/25)(a)	200	182,100
4.50%, 01/10/25 (Call 12/10/24)(a)	600	580,237
7.75%, 02/15/29 (Call 02/15/24), (5-year CMT + 5.257%)(a)(c)	200	199,162
Banco do Brasil SA, 6.25%, 04/18/30(d)	200	198,300
Banco do Brasil SA/Cayman
3.25%, 09/30/26(a)	400	371,575
4.88%, 01/11/29(a)	200	188,663
6.25%, (Call 04/15/24)(a)(c)(e)	1,000	907,500
9.00%, (Call 06/18/24)(a)(c)(e)	1,000	1,004,000
Banco Votorantim SA, 4.38%, 07/29/25(a)	200	192,600
Braskem Netherlands Finance BV, 8.50%, 01/23/81 (Call 10/23/25), (5-year CMT + 8.220%)(a)(c)	400	396,250
BRF SA
4.88%, 01/24/30 (Call 10/24/28)(a)	400	310,750
5.75%, 09/21/50 (Call 03/21/50)(a)	400	246,416
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(a)	400	406,120
Centrais Eletricas Brasileiras SA 3.63%, 02/04/25(a)(b)	200	189,970

Security	Par (000)	Value

Brazil (continued)
4.63%, 02/04/30(a)	$400	$341,660
Cosan Luxembourg SA, 7.00%, 01/20/27 (Call 01/20/24)(a)(b)	400	398,000
Cosan Overseas Ltd., 8.25%, (Call 05/05/23)(a)(e)	200	199,225
Cosan SA, 5.50%, 09/20/29 (Call 09/20/24)(a)	400	359,825
CSN Inova Ventures, 6.75%, 01/28/28 (Call 01/28/24)(a)	600	565,612
CSN Resources SA
4.63%, 06/10/31 (Call 06/10/26)(a)	600	460,050
5.88%, 04/08/32 (Call 04/08/27)(a)	200	163,163
Embraer Netherlands Finance BV
5.05%, 06/15/25	605	592,144
5.40%, 02/01/27(b)	300	288,750
6.95%, 01/17/28 (Call 10/17/27)(a)	400	403,220
FS Luxembourg Sarl, 10.00%, 12/15/25 (Call 12/15/23)	400	396,000
Globo Comunicacao e Participacoes SA, 4.88%, 01/22/30(a)	200	160,663
Guara Norte Sarl, 5.20%, 06/15/34	364	307,773
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 05/29/23)(a)	400	273,700
Itau Unibanco Holding SA/Cayman Island
3.25%, 01/24/25(a)	200	193,287
3.88%, 04/15/31 (Call 04/15/26), (5-year CMT + 3.446%)(a)(c)	400	363,050
4.50%, 11/21/29 (Call 11/21/24), (5-year CMT + 2.822%)(a)(b)(c)	400	382,325
4.63%, (Call 02/27/25), (5-year CMT + 3.222%)(a)(c)(e)	200	156,413
7.72%, (Call 06/12/23), (5-year CMT + 3.981%)(a)(b)(c)(e)	600	574,350
7.86%, (Call 09/19/23), (5-year CMT + 3.863%)(a)(c)(e)	400	383,980
Klabin Austria GmbH
3.20%, 01/12/31 (Call 10/12/30)(a)	200	159,810
5.75%, 04/03/29 (Call 01/03/29)(a)	400	389,000
7.00%, 04/03/49 (Call 10/03/48)(a)	400	387,200
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(a)	600	438,945
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(a)	773	592,698
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)	400	310,075
Minerva Luxembourg SA, 4.38%, 03/18/31 (Call 03/18/26)(a)	600	470,700
Movida Europe SA, 5.25%, 02/08/31 (Call 02/08/26)(a)(b)	400	295,000
Natura &Co. Luxembourg Holdings Sarl, 6.00%, 04/19/29 (Call 02/19/29)(a)	400	354,500
Natura Cosmeticos SA, 4.13%, 05/03/28 (Call 03/03/28)(a)	400	331,450
NBM U.S. Holdings Inc.
6.63%, 08/06/29 (Call 08/06/24)(a)(b)	200	179,413
7.00%, 05/14/26 (Call 05/14/23)(a)(b)	400	388,120
Nexa Resources SA
5.38%, 05/04/27 (Call 02/04/27)(a)	400	376,000
6.50%, 01/18/28 (Call 10/18/27)(a)	200	194,475
Odebrecht Drilling Norbe VIII/IX Ltd., 7.35%, 12/01/26 (Call 05/29/23)(a)	453	220,713
Odebrecht Offshore Drilling Finance Ltd., 7.72%, 12/01/26 (Call 05/29/23)(a)	950	185,507
Petrobras Global Finance BV
5.09%, 01/15/30	250	235,359
5.30%, 01/27/25(b)	350	347,550
5.50%, 06/10/51 (Call 12/10/50)	350	276,675
5.60%, 01/03/31 (Call 10/03/30)(b)	575	549,772
6.00%, 01/27/28(b)	626	624,012
6.75%, 01/27/41	300	285,900
6.85%, (b)(e)	850	740,191
6.88%, 01/20/40(b)	350	338,909
6.90%, 03/19/49(b)	400	367,575
7.25%, 03/17/44(b)	416	410,748
7.38%, 01/17/27(b)	400	415,950

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26 (Call 06/09/24)(a)	$400	$369,000
Rede D’or Finance Sarl
4.50%, 01/22/30 (Call 10/22/29)(a)(b)	300	252,090
4.95%, 01/17/28 (Call 10/17/27)(a)	400	363,700
Rumo Luxembourg Sarl
4.20%, 01/18/32 (Call 01/18/27)	200	160,250
5.25%, 01/10/28 (Call 01/10/24)(a)	200	185,725
Simpar Europe SA, 5.20%, 01/26/31 (Call 01/26/26)(a)	400	294,075
StoneCo Ltd., 3.95%, 06/16/28 (Call 05/16/28)(a)	300	224,681
Unigel Luxembourg SA, 8.75%, 10/01/26 (Call 10/01/23)(a)	200	184,140
Usiminas International Sarl, 5.88%, 07/18/26 (Call 07/18/23)(a)	400	385,450
XP Inc., 3.25%, 07/01/26 (Call 06/01/26)(a)	400	353,040

		27,607,514

Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/23)(a)	200	173,413

Cayman Islands — 0.0%
Odebrecht Holdco Finance Ltd., 0.00%, 09/10/58 (Call 05/30/23)(a)(f)	900	1,294

Chile — 0.2%
AES Andes SA., 7.13%, 03/26/79 (Call 07/06/24), (5-year USD Swap + 4.644%)(a)(c)	200	188,400
Agrosuper SA, 4.60%, 01/20/32 (Call 10/20/31)(a)	200	174,912
Latam Airlines Group SA, 13.38%, 10/15/29 (Call 10/15/25)(a)	400	419,825

		783,137

China — 4.8%
Agile Group Holdings Ltd., 7.88%, (Call 07/31/24), (5-year CMT + 11.294%)(a)(c)(e)	600	173,175
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25), (5-year CMT + 3.345%)(a)(c)(e)	1,500	1,445,437
Central Plaza Development Ltd., 5.75%, (Call 11/14/24), (5-year CMT + 8.066%)(a)(c)(e)	400	353,200
China Hongqiao Group Ltd., 6.25%, 06/08/24(a)	200	194,225
China SCE Group Holdings Ltd., 7.00%, 05/02/25 (Call 05/02/23)(a)	200	71,000
China Shenhua Overseas Capital Co. Ltd., 3.88%, 01/20/25(a)	200	195,850
Country Garden Holdings Co. Ltd.
2.70%, 07/12/26 (Call 06/12/26)(a)	400	183,575
3.13%, 10/22/25 (Call 09/22/25)(a)	400	196,000
3.30%, 01/12/31 (Call 10/12/30)(a)	400	151,700
3.88%, 10/22/30 (Call 07/22/30)(a)	400	159,825
5.13%, 01/17/25 (Call 01/17/24)(a)	400	254,000
5.13%, 01/14/27 (Call 01/14/24)(a)	200	90,975
5.40%, 05/27/25 (Call 05/29/23)(a)	200	116,163
6.15%, 09/17/25 (Call 09/17/23)(a)	400	227,950
7.25%, 04/08/26 (Call 04/08/24)(a)	1,000	517,062
Ease Trade Global Ltd., 4.00%, 11/10/25(a)	400	372,325
Easy Tactic Ltd.
7.50%, 07/11/25 (Call 05/30/23), (7.50% PIK)(g)	622	113,528
7.50%, 07/11/27 (Call 05/30/23), (7.50% PIK)(g)	1,215	207,100
7.50%, 07/11/28 (Call 05/30/23), (7.50% PIK)(g)	726	100,767
Emirates NBD Bank PJSC, 6.13%, (Call 04/09/26)(a)(c)(e)	400	395,325
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26 (Call 05/12/24)(a)	400	357,000
Fortune Star BVI Ltd. 5.00%, 05/18/26 (Call 05/18/24)(a)	200	126,350

Security	Par (000)	Value

China (continued)
5.05%, 01/27/27 (Call 01/27/25)(a)	$200	$122,413
5.95%, 10/19/25 (Call 10/19/23)(a)	400	291,700
Franshion Brilliant Ltd., 6.00%, (Call 02/08/26), (5-year CMT + 5.584%)(a)(c)(e)	200	179,600
Greenland Global Investment Ltd., 5.88%, 07/03/26 (Call 05/05/23)(a)	200	46,975
Guojing Capital BVI Ltd., 6.30%, 12/02/25(a)	200	200,663
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(a)	600	500,362
4.75%, 04/27/27(a)	600	519,675
Huarong Finance 2019 Co. Ltd.
3.25%, 11/13/24 (Call 10/13/24)(a)	200	185,600
3.38%, 02/24/30 (Call 11/24/29)(a)	600	439,237
Industrial & Commercial Bank of China Ltd., 3.20%, (Call 09/24/26), (5-year CMT + 2.368%)(a)(c)(e)	3,100	2,905,862
KWG Group Holdings Ltd., 5.88%, 11/10/24 (Call 11/10/23)(a)	400	86,950
Lenovo Group Ltd., 5.88%, 04/24/25(a)	600	603,112
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)(d)	275	265,513
6.75%, 06/30/30 (Call 12/30/29)(a)(d)	250	231,219
Melco Resorts Finance Ltd., 5.25%, 04/26/26 (Call 04/26/24)(a)(b)	300	275,625
NWD MTN Ltd., 4.13%, 07/18/29(a)	400	336,575
Overseas Chinese Town Asia Holdings Ltd., 4.50%, (Call 07/15/23)(a)(c)(e)	200	198,038
Powerlong Real Estate Holdings Ltd., 6.25%, 08/10/24 (Call 08/10/23)(a)	400	79,500
RKPF Overseas 2020 A Ltd.
5.13%, 07/26/26 (Call 07/26/24)(a)	200	113,350
5.20%, 01/12/26 (Call 01/12/24)(a)	400	251,200
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(a)	400	319,200
Shui On Development Holding Ltd., 6.15%, 08/24/24 (Call 08/24/23)(a)	200	182,100
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27(a)	200	50,500
Sino-Ocean Land Treasure III Ltd., 6.95%, (Call 09/21/27), (5-year CMT + 3.256%)(a)(c)(e)	400	70,700
Sino-Ocean Land Treasure IV Ltd.
2.70%, 01/13/25 (Call 12/13/24)(a)	200	65,413
4.75%, 08/05/29 (Call 05/05/29)(a)	400	97,450
Turkiye Vakiflar Bankasi TAO, 5.25%, 02/05/25(a)	400	375,200
West China Cement Ltd., 4.95%, 07/08/26 (Call 07/08/24)(a)	400	312,575
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(a)	200	186,725
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26 (Call 05/20/24)(a)	400	335,575

		15,831,139

Colombia — 3.1%
ABRA Global Finance, 11.50%, 03/02/28	400	323,000
AI Candelaria Spain SLU, 5.75%, 06/15/33 (Call 06/15/28)(a)	400	282,250
Avianca Midco 2 Ltd., 9.00%, 12/01/28 (Call 12/01/24)(a)	850	707,625
Banco Davivienda SA, 6.65%, (Call 04/22/31)(a)(c)(e)	200	135,625
Banco de Bogota SA, 6.25%, 05/12/26(a)	600	579,862
Bancolombia SA
3.00%, 01/29/25 (Call 12/29/24)(b)	600	567,300
4.63%, 12/18/29 (Call 12/18/24), (5-year CMT + 2.944%)(c)	200	169,600
6.91%, 10/18/27, (5-year CMT + 2.929%)(c)	400	374,000
Canacol Energy Ltd., 5.75%, 11/24/28 (Call 11/24/24)(a)	200	157,125
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30 (Call 04/17/30)(a)	200	149,288

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colombia (continued)
Ecopetrol SA
4.13%, 01/16/25	$560	$535,332
4.63%, 11/02/31 (Call 08/02/31)(b)	600	445,800
5.38%, 06/26/26 (Call 03/26/26)(b)	750	707,925
5.88%, 05/28/45	990	644,242
5.88%, 11/02/51 (Call 05/02/51)(b)	405	256,112
6.88%, 04/29/30 (Call 01/29/30)	950	846,687
7.38%, 09/18/43	400	320,075
8.88%, 01/13/33 (Call 10/13/32)	1,000	966,875
EnfraGen Energia Sur SA, 5.38%, 12/30/30 (Call 12/30/25)	400	253,400
Geopark Ltd., 5.50%, 01/17/27 (Call 01/17/24)(a)	200	165,475
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(a)	600	455,737
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26 (Call 01/29/26)	200	190,663
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)	400	307,648
6.25%, 03/25/29 (Call 03/25/24)(a)(b)	360	321,660
Oleoducto Central SA, 4.00%, 07/14/27 (Call 04/14/27)(a)	200	175,913
Sierracol Energy Andina Co., 6.00%, 06/15/28 (Call 06/15/24)(a)	400	296,200

		10,335,419

Egypt — 0.3%
Banco do Brasil SA/Cayman, 4.63%, 01/15/25	600	586,650
YPF SA, 9.00%, 06/30/29 (Call 12/30/28)	400	318,000

		904,650

Ghana — 0.4%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 05/30/23)(a)	400	353,575
Tullow Oil PLC
7.00%, 03/01/25 (Call 05/30/23)(a)	400	242,700
10.25%, 05/15/26 (Call 05/15/23)(a)	906	702,320

		1,298,595

Guatemala — 0.4%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29 (Call 04/27/26)(a)	600	559,800
CT Trust, 5.13%, 02/03/32 (Call 02/03/27)(a)	400	328,950
Investment Energy Resources Ltd., 6.25%, 04/26/29 (Call 04/26/25)(a)	400	368,825

		1,257,575

Hong Kong — 3.3%
Adani Green Energy Ltd., 4.38%, 09/08/24(a)	400	359,000
Bank of Communications Hong Kong Ltd., 3.73%, (Call 03/03/25), (5-year CMT + 2.525%)(a)(c)(e)	250	241,297
Bank of East Asia Ltd. (The)
5.83%, (Call 10/21/25), (5-year CMT + 5.527%)(a)(c)(e)	250	218,484
5.88%, (Call 09/19/24), (5-year CMT + 4.257%)(a)(c)(e)	250	227,938
CAS Capital No. 1 Ltd., 4.00%, (Call 07/12/26), (5-year CMT + 3.642%)(a)(c)(e)	400	322,575
Cathay Pacific MTN Financing HK Ltd., 4.88%, 08/17/26(a)	400	387,950
Celestial Miles Ltd., 5.75%, (Call 07/31/24), (5-year CMT + 8.205%)(a)(c)(e)	600	589,987
China Citic Bank, 3.25%, (Call 07/29/26), (5-year CMT + 2.530%)(a)(c)(e)	250	232,000
China CITIC Bank International Ltd.
4.80%, (Call 04/22/27), (5-year CMT + 2.104%)(a)(c)(e)	250	242,625
7.10%, (Call 11/06/23), (5-year CMT + 4.151%)(a)(c)(e)	400	402,575
FWD Group Ltd.
5.75%, 07/09/24(a)	400	391,200
6.38%, (Call 09/13/24), (5-year CMT + 4.876%)(a)(c)(e)	400	365,825
8.05%, (Call 06/15/23), (5-year CMT + 4.865%)(a)(c)(e)	400	371,700

Security	Par (000)	Value

Hong Kong (continued)
Henderson Land MTN Ltd., 2.38%, 05/27/25(a)	$200	$188,788
Lai Sun MTN Ltd., 5.00%, 07/28/26(a)	200	156,600
Li & Fung Ltd.
5.00%, 08/18/25 (Call 07/18/25)(a)	200	184,913
5.25%, (Call 05/03/23)(a)(e)	400	217,575
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 06/06/23)(a)	400	376,075
5.38%, 12/04/29 (Call 12/04/24)(a)	600	496,425
5.63%, 07/17/27 (Call 07/17/23)(a)(b)	400	356,825
5.75%, 07/21/28 (Call 07/21/23)(a)	400	349,000
Nanyang Commercial Bank Ltd., 6.50%, (Call 04/28/27), (5-year CMT + 3.509%)(a)(c)(e)	250	238,172
New World China Land Ltd., 4.75%, 01/23/27(a)	400	373,200
NWD Finance BVI Ltd.
4.13%, (Call 03/10/28), (5-year CMT + 5.858%)(a)(c)(e)	600	442,987
4.80%, (Call 09/09/23)(a)(e)	400	248,500
5.25%, (Call 03/22/26), (5-year CMT + 7.889%)(a)(c)(e)	600	519,862
6.25%, (Call 03/07/24)(a)(e)	600	464,550
NWD MTN Ltd., 4.50%, 05/19/30(a)	400	337,575
PCPD Capital Ltd., 5.13%, 06/18/26 (Call 06/18/24)(a)	400	308,000
Sands China Ltd.
4.30%, 01/08/26 (Call 12/08/25)(b)	400	375,200
5.63%, 08/08/25 (Call 06/08/25)	1,000	976,020

		10,963,423

Hungary — 0.1%
OTP Bank Nyrt, 8.75%, 05/15/33 (Call 02/15/28), (5-year CMT + 5.060%)(a)(c)	400	387,075

India — 2.1%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(a)	425	422,955
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(a)	200	190,600
Axis Bank Ltd., 4.10%, (Call 09/08/26), (5-year CMT + 3.315%)(a)(c)(e)	200	169,500
CA Magnum Holdings, 5.38%, 10/31/26 (Call 10/31/23)(a)	400	350,700
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27 (Call 02/09/24)(a)	186	166,214
Delhi International Airport Ltd.
6.13%, 10/31/26(a)	400	385,700
6.45%, 06/04/29(a)	200	185,975
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/29/24)(a)	564	507,177
Greenko Power II Ltd., 4.30%, 12/13/28 (Call 12/14/24)(a)	573	492,780
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25	200	192,412
5.95%, 07/29/26 (Call 07/29/23)(a)	200	187,538
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25 (Call 04/06/24)(a)	400	378,500
HDFC Bank Ltd., 3.70%, (Call 08/25/26), (5-year CMT + 2.925%)(a)(c)(e)	600	514,659
JSW Hydro Energy Ltd., 4.13%, 05/18/31 (Call 05/17/26)(a)	354	295,103
JSW Steel Ltd.
3.95%, 04/05/27 (Call 10/05/26)(a)	200	175,600
5.05%, 04/05/32 (Call 10/05/31)(a)	200	160,850
Network i2i Ltd.
3.98%, (Call 06/03/26)(e)	200	176,288
5.65%, (Call 01/11/25), (5-year CMT + 4.274%)(a)(c)(e)	600	575,175
Periama Holdings LLC/DE, 5.95%, 04/19/26(a)	400	384,920
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28 (Call 10/14/23)(a)	200	168,725

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

India (continued)
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (Call 09/11/24)(a)	$600	$424,500
9.25%, 04/23/26 (Call 04/23/24)(a)(b)	400	262,500
Vedanta Resources Ltd., 6.13%, 08/09/24 (Call 08/09/23)(a)	400	256,200

		7,024,571

Indonesia — 0.6%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/23)(a)	250	240,360
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(a)	600	552,675
4.30%, (Call 03/24/27), (5-year CMT + 3.466%)(a)(c)(e)	200	165,725
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25 (Call 10/22/23)(a)	350	345,581
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(a)	400	364,700
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(a)	200	191,975

		1,861,016

Israel — 1.5%
Energean Israel Finance Ltd., 5.88%, 03/30/31 (Call 09/30/30)(a)(d)	300	260,025
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(b)	500	455,273
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(b)	1,700	1,532,125
4.10%, 10/01/46	900	594,832
4.75%, 05/09/27 (Call 02/09/27)	500	465,406
5.13%, 05/09/29 (Call 02/09/29)(b)	400	371,000
6.75%, 03/01/28 (Call 12/01/27)	600	598,500
7.88%, 09/15/29 (Call 06/15/29)	300	313,350
8.13%, 09/15/31 (Call 06/15/31)(b)	300	315,378

		4,905,889

Jamaica — 0.2%
Digicel International Finance Ltd./Digicel international Holdings Ltd.
8.75%, 05/25/24 (Call 05/27/23)(a)	400	360,825
8.75%, 05/25/24 (Call 05/15/23)(a)	300	270,525

		631,350

Kazakhstan — 0.4%
Energean Israel Finance Ltd., 5.38%, 03/30/28 (Call 09/30/27)(a)(d)	325	289,514
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(a)	400	357,075
3.25%, 08/15/30 (Call 02/15/30)(a)	400	300,950
4.00%, 08/15/26(a)	400	355,575

		1,303,114

Kuwait — 0.3%
Burgan Bank SAK, 5.75%, (Call 07/09/24), (5-year CMT + 4.007%)(a)(c)(e)	200	176,350
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(a)	400	352,825
4.50%, 02/23/27(a)	200	170,225
Leviathan Bond Ltd., 6.50%, 06/30/27 (Call 12/30/26)(a)(d)	350	331,472

		1,030,872

Luxembourg — 0.2%
Altice Financing SA, 5.75%, 08/15/29 (Call 08/15/24)	1,000	797,720

Macau — 1.8%
Champion Path Holdings Ltd.
4.50%, 01/27/26 (Call 01/27/24)(a)	200	176,038
4.85%, 01/27/28 (Call 01/27/25)(a)	200	165,975
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)	200	180,912

Security	Par (000)	Value

Macau (continued)
5.25%, 06/18/25 (Call 06/18/23)(a)	$200	$190,162
5.88%, 05/15/26 (Call 05/09/23)(a)	400	381,500
Sands China Ltd.
2.80%, 03/08/27 (Call 02/08/27)	300	260,400
3.35%, 03/08/29 (Call 01/08/29)	400	335,450
3.75%, 08/08/31 (Call 05/08/31)	200	164,000
4.88%, 06/18/30 (Call 03/18/30)	400	362,200
5.90%, 08/08/28 (Call 05/08/28)	800	769,000
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)	800	626,800
6.50%, 01/15/28 (Call 07/07/23)(a)	200	171,600
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 05/29/23)(a)	200	192,725
5.13%, 12/15/29 (Call 12/15/24)(a)	400	329,325
5.50%, 01/15/26 (Call 05/29/23)(a)	600	555,750
5.50%, 10/01/27 (Call 10/01/23)(a)	400	356,500
5.63%, 08/26/28 (Call 08/26/23)(a)	800	695,500

		5,913,837

Mexico — 8.1%
Alsea SAB de CV, 7.75%, 12/14/26 (Call 12/14/23)(a)(b)	200	197,750
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (Call 01/24/27), (5-year CMT + 4.643%)(a)(c)(e)	400	346,750
6.63%, (Call 01/24/32)(a)(c)(e)	200	161,500
6.75%, (Call 06/27/24), (5-year CMT + 4.967%)(a)(b)(c)(e)	300	287,400
7.50%, (Call 06/27/29)(a)(c)(e)	200	176,288
7.63%, (Call 01/06/28)(e)	400	363,825
8.38%, (Call 10/14/30)(a)(c)(e)	200	188,450
BBVA Bancomer SA/Texas
5.13%, 01/18/33 (Call 01/18/28), (5-year CMT + 2.650%)(a)(c)	600	529,237
5.88%, 09/13/34 (Call 09/13/29), (5-year CMT + 4.308%)(a)(c)	350	314,409
Braskem Idesa SAPI
6.99%, 02/20/32 (Call 02/20/27)(a)	700	496,475
7.45%, 11/15/29 (Call 11/15/24)(a)	400	312,300
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(a)	500	416,344
5.20%, 09/17/30 (Call 09/17/25)(a)	400	370,325
5.45%, 11/19/29 (Call 11/19/24)(a)	400	381,250
7.38%, 06/05/27 (Call 06/05/23)(a)	400	414,075
9.13%, (Call 03/14/28)(b)(d)(e)	500	494,725
Cemex SAB De CV, 5.13%, (Call 06/08/26), (5-year CMT + 4.534%)(a)(b)(c)(e)	500	440,463
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27 (Call 03/17/24)(a)	300	268,688
Nemak SAB de CV, 3.63%, 06/28/31 (Call 03/28/31)(a)	200	148,500
Petroleos Mexicanos
4.50%, 01/23/26(b)	500	452,952
5.35%, 02/12/28(b)	953	789,977
5.95%, 01/28/31 (Call 10/28/30)	1,800	1,330,920
6.35%, 02/12/48	800	468,560
6.38%, 01/23/45(b)	550	328,281
6.49%, 01/23/27 (Call 11/23/26)	748	669,460
6.50%, 03/13/27(b)	2,050	1,827,370
6.50%, 01/23/29(b)	625	526,266
6.50%, 06/02/41(b)	800	506,000
6.63%, 06/15/35(b)	1,400	972,538
6.70%, 02/16/32 (Call 11/16/31)	3,450	2,650,031
6.75%, 09/21/47(b)	2,650	1,631,075
6.84%, 01/23/30 (Call 10/23/29)	1,200	965,070

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
6.88%, 08/04/26(b)	$1,300	$1,219,075
6.95%, 01/28/60 (Call 07/28/59)	1,900	1,150,925
7.69%, 01/23/50 (Call 07/23/49)	4,000	2,665,000
8.75%, 06/02/29 (Call 04/02/29)(b)	1,000	915,625
10.00%, 02/07/33 (Call 11/07/32)(b)(d)	1,000	927,000
Total Play Telecomunicaciones SA de CV
6.38%, 09/20/28 (Call 09/30/25)(a)	200	125,000
7.50%, 11/12/25 (Call 11/12/23)	400	276,120

		26,705,999

Moldova — 0.0%
Aragvi Finance International SR, 8.45%, 04/29/26 (Call 04/29/24)(a)	200	134,288

Morocco — 0.4%
OCP SA
3.75%, 06/23/31 (Call 03/23/31)(a)	200	167,600
4.50%, 10/22/25(a)	400	388,450
5.13%, 06/23/51 (Call 12/23/50)(a)	400	294,200
6.88%, 04/25/44(a)	400	368,825

		1,219,075

Nigeria — 0.5%
Access Bank PLC
6.13%, 09/21/26(a)	200	158,288
9.13%, (Call 10/07/26), (5-year CMT + 8.070%)(a)(c)(e)	200	151,788
IHS Holding Ltd.
5.63%, 11/29/26 (Call 11/29/23)(a)	200	166,537
6.25%, 11/29/28 (Call 11/29/24)(a)	200	159,350
IHS Netherlands Holdco BV, 8.00%, 09/18/27 (Call 09/18/23)(a)	600	526,237
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 04/01/24)(a)	400	318,950

		1,481,150

Oman — 0.2%
Bank Muscat SAOG, 4.75%, 03/17/26(a)	400	385,575
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	250	259,969

		645,544

Panama — 0.2%
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/23)(a)	600	520,500
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(a)	200	164,125

		684,625

Paraguay — 0.2%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(a)(f)	457	310,460
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27 (Call 04/15/24)(a)	400	368,200

		678,660

Peru — 0.7%
Cia. De Minas Buenaventur Co., 5.50%, 07/23/26 (Call 07/23/23)(a)	400	347,450
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(a)	175	166,421
InRetail Consumer, 3.25%, 03/22/28 (Call 01/22/28)(a)	400	342,575
Minsur SA, 4.50%, 10/28/31(a)	200	173,275
Peru LNG Srl, 5.38%, 03/22/30(a)	400	318,500
Petroleos del Peru SA
4.75%, 06/19/32(a)	400	296,438
5.63%, 06/19/47(a)	1,100	697,400

		2,342,059

Security	Par (000)	Value

Philippines — 0.7%
Globe Telecom Inc., 4.20%, (Call 08/02/26), (5-year CMT + 5.527%)(a)(c)(e)	$400	$368,200
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	400	357,700
Manila Water Co. Inc., 4.38%, 07/30/30 (Call 07/30/25)(a)	200	179,000
Petron Corp., 5.95%, (Call 04/19/26), (5-year CMT + 7.574%)(a)(c)(e)	200	176,000
San Miguel Crop., 5.50%, (Call 07/29/25), (5-year CMT + 10.237%)(a)(c)(e)	200	180,225
SMC Global Power Holdings Corp.
5.45%, (Call 12/09/26), (5-year CMT + 7.155%)(a)(c)(e)	400	302,950
5.70%, (Call 01/21/26), (5-year CMT + 6.554%)(a)(c)(e)	200	161,225
6.50%, (Call 04/25/24), (5-year CMT + 6.608%)(a)(c)(e)	400	355,575
7.00%, (Call 10/21/25), (5-year CMT + 9.199%)(a)(c)(e)	400	342,400

		2,423,275

Poland — 0.1%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29 (Call 11/15/24)(a)	400	323,125

Qatar — 0.1%
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26), (5-year CMT + 3.874%)(a)(c)(e)	400	360,825

Saudi Arabia — 0.4%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(a)	400	370,450
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(a)	200	194,037
Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 02/15/25(a)	400	396,075
Riyad Tier 1 Sukuk Ltd., 4.00%, (Call 02/16/27), (5-year CMT + 2.170%)(a)(c)(e)	400	366,950

		1,327,512

Singapore — 0.3%
GLP Pte Ltd., 4.50%, (Call 12/31/26), (5-year CMT + 3.735%)(a)(c)(e)	400	159,825
Puma International Financing SA, 5.00%, 01/24/26 (Call 05/08/23)(a)	400	360,075
Singapore Airlines Ltd.
3.00%, 07/20/26 (Call 06/20/26)(a)	200	190,725
3.38%, 01/19/29 (Call 11/19/28)(a)	400	375,450

		1,086,075

South Africa — 1.3%
Absa Group Ltd., 6.38%, (Call 05/28/26), (5-year CMT + 5.411%)(a)(c)(e)	200	182,350
Bidvest Group UK PLC (The), 3.63%, 09/23/26 (Call 09/23/23)(a)	400	362,700
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(a)	600	564,891
7.13%, 02/11/25(a)	460	447,724
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26 (Call 05/30/23)(a)	400	248,700
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(a)	200	198,912
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 09/18/25)(b)	200	180,663
5.50%, 03/18/31 (Call 03/18/30)	400	330,950
6.50%, 09/27/28 (Call 06/27/28)	400	368,700
8.75%, 05/03/29 (Call 03/03/29)(d)	200	200,800
Stillwater Mining Co.
4.00%, 11/16/26 (Call 11/16/23)(a)	200	179,413
4.50%, 11/16/29 (Call 11/16/25)(a)	400	329,700

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Africa (continued)
Transnet SOC Ltd.
8.25%, 02/06/28(d)	$400	$395,825
8.25%, 02/06/28(a)	200	197,912

		4,189,240

South Korea — 0.1%
Woori Bank, 4.25%, (Call 10/04/24), (5-year CMT + 2.664%)(a)(c)(e)	200	189,850

Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA, 6.13%, (Call 11/16/27), (5-year USD Swap + 3.870%)(c)(e)	400	320,000

Supranational — 0.1%
Eastern & Southern African Trade & Development Bank (The), 4.13%, 06/30/28(a)	400	333,920

Switzerland — 0.0%
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/30/23)(a)	200	117,000

Tanzania — 0.1%
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 05/30/23)(a)	400	375,700

Thailand — 0.5%
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34 (Call 09/25/29), (5-year CMT + 1.900%)(a)(c)	600	515,737
5.00%, (Call 09/23/25)(e)	400	373,325
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26), (5-year CMT + 1.700%)(a)(c)	600	537,675
Krung Thai Bank PCL/Cayman Islands, 4.40%, (Call 03/25/26), (5-year CMT + 3.530%)(a)(c)(e)	400	362,075

		1,788,812

Turkey — 2.0%
Akbank TAS
5.13%, 03/31/25(a)	200	188,788
6.80%, 02/06/26(a)	200	190,500
6.80%, 06/22/31 (Call 06/22/26), (5-year CMT + 6.015%)(a)(c)	400	358,200
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28 (Call 03/29/28)(a)	200	157,850
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27 (Call 02/02/24)(a)	400	333,950
Coca-Cola Icecek AS, 4.50%, 01/20/29 (Call 10/20/28)(a)	200	176,600
KOC Holding AS, 6.50%, 03/11/25 (Call 12/11/24)(a)	400	392,700
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/23)(a)	400	383,450
QNB Finansbank AS, 6.88%, 09/07/24(a)	400	398,325
Turk Telekomunikasyon AS
4.88%, 06/19/24(a)	200	188,975
6.88%, 02/28/25(a)	200	189,912
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(a)	200	188,288
5.80%, 04/11/28 (Call 01/11/28)(a)	200	175,663
Turkiye Garanti Bankasi AS, 7.18%, 05/24/27, (5-year USD ICE Swap + 4.220%)(a)(c)	400	368,450
Turkiye Is Bankasi AS
7.00%, 06/29/28 (Call 06/29/23), (5-year USD Swap + 5.117%)(a)(c)	200	193,912
7.75%, 01/22/30 (Call 01/22/25), (5-year CMT + 6.119%)(a)(c)	400	377,200

Security	Par (000)	Value

Turkey (continued)
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/18/24)(a)	$400	$379,950
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(a)	300	290,681
Turkiye Vakiflar Bankasi TAO, 6.50%, 01/08/26(a)	400	370,950
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(a)	400	346,575
Yapi ve Kredi Bankasi AS
5.85%, 06/21/24(a)	300	291,900
7.88%, 01/22/31 (Call 01/22/26), (5-year CMT + 7.415%)(a)(c)	200	187,225
8.25%, 10/15/24(a)	200	199,850
13.88%, (Call 01/15/24), (5-year USD Swap + 11.245%)(a)(c)(e)	400	408,950

		6,738,844

Ukraine — 0.0%
Metinvest BV, 7.75%, 10/17/29(a)	200	111,788

United Arab Emirates — 1.5%
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23), (5-year CMT + 4.270%)(a)(c)(e)	400	398,575
Arada Sukuk Ltd., 8.13%, 06/08/27	200	204,725
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(a)(c)(e)	400	390,700
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(c)(e)	400	399,075
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(a)(c)(e)	400	376,950
DP World Salaam, 6.00%, (Call 10/01/25), (5-year CMT + 5.750%)(a)(c)(e)	800	798,250
Emirates NBD Bank PJSC
4.25%, (Call 02/27/27)(a)(c)(e)	400	354,950
6.13%, (Call 03/20/25)(a)(c)(e)	400	395,325
Energean Israel Finance Ltd., 4.88%, 03/30/26 (Call 12/30/25)(a)(d)	350	321,190
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 05/29/23)(a)	400	390,325
MAF Global Securities Ltd., 7.88%, (Call 06/30/27), (5-year CMT + 4.893%)(a)(c)(e)	200	202,475
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(a)	200	140,480
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 02/15/24)	470	425,879

		4,798,899

United Kingdom — 0.7%
Huarong Finance 2017 Co. Ltd., 4.95%, 11/07/47(a)	400	255,950
Standard Chartered PLC
4.30%, (Call 08/19/28)(e)	800	562,800
4.75%, (Call 01/14/31), (5-year CMT + 3.805%)(a)(c)(e)	600	414,300
6.00%, (Call 07/26/25), (5-year CMT + 5.661%)(a)(c)(e)	400	378,400
7.75%, (Call 08/15/27), (5-year CMT + 4.976%)(a)(c)(e)	600	579,654

		2,191,104

United States — 0.2%
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	300	258,000
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(a)(b)	200	192,000
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(a)	200	79,725

		529,725

Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29 (Call 05/07/23)(a)	250	216,460

Zambia — 0.6%
First Quantum Minerals Ltd.
6.88%, 03/01/26 (Call 03/01/24)(a)	600	586,500

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Zambia (continued)
6.88%, 10/15/27 (Call 10/15/23)(a)	$800	$773,900
7.50%, 04/01/25 (Call 05/08/23)(a)	600	596,910

		1,957,310

Total Corporate Bonds & Notes — 48.9% (Cost: $184,030,033)		161,318,088

Foreign Government and Agency Obligations(h)

Angola — 1.0%
Angolan Government International Bond
8.00%, 11/26/29(a)	800	672,900
8.25%, 05/09/28(a)	800	699,150
8.75%, 04/14/32(a)	1,100	909,769
9.13%, 11/26/49(a)	600	447,675
9.38%, 05/08/48(a)	800	613,150

		3,342,644

Argentina — 2.3%
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 05/29/23)(i)	7,803	1,896,246
1.00%, 07/09/29 (Call 05/30/23)(b)	1,381	327,351
1.50%, 07/09/35 (Call 05/29/23)(i)	10,214	2,271,390
1.50%, 07/09/46 (Call 05/29/23)(b)(i)	1,046	239,897
3.50%, 07/09/41 (Call 05/29/23)(b)(i)	5,204	1,300,252
3.88%, 01/09/38 (Call 05/29/23)(i)	5,699	1,573,503

		7,608,639

Azerbaijan — 0.1%
Republic of Azerbaijan International Bond, 3.50%, 09/01/32(a)	600	521,175

Bahrain — 2.5%
Bahrain Government International Bond
5.25%, 01/25/33(a)	600	517,987
5.45%, 09/16/32(a)	600	535,425
5.63%, 09/30/31(a)	400	368,825
5.63%, 05/18/34(a)	600	524,925
6.00%, 09/19/44(a)	600	471,300
6.75%, 09/20/29(a)	600	596,550
7.00%, 01/26/26(a)	600	614,925
7.00%, 10/12/28(a)	700	715,444
7.38%, 05/14/30(a)	400	411,200
7.75%, 04/18/35	400	402,000
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(a)	400	411,825
CBB International Sukuk Programme Co.
3.88%, 05/18/29(a)	550	495,791
3.95%, 09/16/27(a)	500	479,781
4.50%, 03/30/27(a)	600	583,800
6.25%, 11/14/24(a)	600	603,300
6.25%, 10/18/30(d)	400	404,000

		8,137,078

Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(a)	400	222,075

Brazil — 4.9%
Brazilian Government International Bond
2.88%, 06/06/25(b)	1,000	956,125
3.75%, 09/12/31(b)	934	806,918
3.88%, 06/12/30	1,700	1,518,631
4.25%, 01/07/25(b)	2,100	2,076,112
4.50%, 05/30/29 (Call 02/28/29)	1,000	948,313
4.63%, 01/13/28 (Call 10/13/27)(b)	1,400	1,370,512

Security	Par (000)	Value

Brazil (continued)
4.75%, 01/14/50 (Call 07/14/49)(b)	$2,050	$1,509,056
5.00%, 01/27/45(b)	1,700	1,335,881
5.63%, 01/07/41(b)	1,100	974,394
5.63%, 02/21/47	1,500	1,268,250
6.00%, 04/07/26(b)	1,000	1,036,438
6.00%, 10/20/33	700	687,225
7.13%, 01/20/37	800	854,900
8.25%, 01/20/34(b)	650	748,638

		16,091,393

Colombia — 3.8%
Colombia Government International Bond
3.00%, 01/30/30 (Call 10/30/29)	700	535,631
3.13%, 04/15/31 (Call 01/15/31)	1,200	888,225
3.25%, 04/22/32 (Call 01/22/32)	1,000	720,812
3.88%, 04/25/27 (Call 01/25/27)	1,000	898,312
3.88%, 02/15/61 (Call 08/15/60)(b)	600	328,613
4.13%, 02/22/42 (Call 08/22/41)	600	371,738
4.13%, 05/15/51 (Call 11/15/50)	800	470,650
4.50%, 01/28/26 (Call 10/28/25)	800	758,400
4.50%, 03/15/29 (Call 12/15/28)(b)	800	694,900
5.00%, 06/15/45 (Call 12/15/44)	2,400	1,606,200
5.20%, 05/15/49 (Call 11/15/48)	1,450	976,303
5.63%, 02/26/44 (Call 08/26/43)	1,200	872,850
6.13%, 01/18/41	1,100	864,394
7.38%, 09/18/37(b)	900	834,919
7.50%, 02/02/34 (Call 11/02/33)	1,200	1,145,100
8.00%, 04/20/33 (Call 01/20/33)(b)	689	686,115

		12,653,162

Costa Rica — 0.7%
Costa Rica Government International Bond
6.13%, 02/19/31(a)(b)	400	402,575
6.55%, 04/03/34 (Call 01/03/34)(d)	600	611,250
7.00%, 04/04/44(a)	650	639,153
7.16%, 03/12/45(a)	600	596,738

		2,249,716

Dominican Republic — 3.4%
Dominican Republic International Bond
4.50%, 01/30/30(a)	1,000	883,000
4.88%, 09/23/32(a)	1,500	1,289,344
5.30%, 01/21/41(a)	700	552,475
5.50%, 01/27/25(a)	625	618,476
5.50%, 02/22/29 (Call 12/22/28)(a)	850	808,722
5.88%, 01/30/60(a)	1,650	1,257,919
5.95%, 01/25/27(a)	850	842,191
6.00%, 07/19/28(a)	650	639,966
6.00%, 02/22/33 (Call 11/22/32)(a)	850	793,050
6.40%, 06/05/49(a)	800	669,900
6.50%, 02/15/48(a)	450	383,287
6.85%, 01/27/45(a)	1,000	898,000
6.88%, 01/29/26(a)	700	712,381
7.45%, 04/30/44(a)	750	726,234

		11,074,945

Ecuador — 1.0%
Ecuador Government International Bond
0.00%, 07/31/30(a)(f)	542	165,441
1.50%, 07/31/40(a)(i)	1,573	511,551
2.50%, 07/31/35(a)(i)	4,240	1,548,592
5.50%, 07/31/30(a)(i)	1,906	1,001,383

		3,226,967

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Egypt — 2.1%
Egypt Government International Bond
5.80%, 09/30/27(a)	$600	$367,988
5.88%, 06/11/25(a)	800	574,150
5.88%, 02/16/31(a)	800	425,650
6.59%, 02/21/28(a)	600	368,362
7.05%, 01/15/32(a)	600	330,300
7.30%, 09/30/33(a)	500	268,844
7.50%, 01/31/27(a)	1,000	668,937
7.50%, 02/16/61(a)	600	298,800
7.60%, 03/01/29(a)	800	488,650
7.63%, 05/29/32(a)	1,000	557,375
7.90%, 02/21/48(a)	850	425,956
8.50%, 01/31/47(a)	1,300	684,369
8.70%, 03/01/49(a)	600	317,363
8.88%, 05/29/50(a)	1,000	529,250
Egyptian Financial Co. for Sovereign Taskeek (The), 10.88%, 02/28/26(b)(d)	600	492,487

		6,798,481

El Salvador — 0.2%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/06/49)(a)	550	266,681
7.65%, 06/15/35(a)	450	225,084
9.50%, 07/15/52 (Call 01/15/52)(a)	550	300,438

		792,203

Ethiopia — 0.1%
Ethiopia International Bond, 6.63%, 12/11/24(a)	600	417,300

Gabon — 0.1%
Gabon Government International Bond, 6.63%, 02/06/31(a)	400	295,075

Ghana — 0.6%
Ghana Government International Bond
6.38%, 02/11/27(a)(j)(k)	800	297,400
7.63%, 05/16/29(a)(j)(k)	500	181,813
7.75%, 04/07/29(a)(j)(k)	600	219,300
7.88%, 02/11/35(a)(j)(k)	400	144,950
8.13%, 01/18/26(a)(j)(k)	470	186,032
8.13%, 03/26/32(a)(j)(k)	500	181,031
8.63%, 04/07/34(a)(j)(k)	400	144,700
8.63%, 06/16/49(a)(j)(k)	600	204,487
8.95%, 03/26/51(a)(j)(k)	500	173,063
10.75%, 10/14/30(a)(j)(k)	400	269,575

		2,002,351

Guatemala — 0.2%
Guatemala Government Bond, 6.13%, 06/01/50 (Call 12/01/49)(a)(b)	700	656,163

Iraq — 0.2%
Iraq International Bond, 5.80%, 01/15/28 (Call 06/12/23)(a)	781	728,174

Ivory Coast — 0.1%
Ivory Coast Government International Bond, 6.13%, 06/15/33(a)	600	504,863

Jamaica — 0.8%
Jamaica Government International Bond
6.75%, 04/28/28(b)	800	841,650
7.88%, 07/28/45(b)	900	1,050,356
8.00%, 03/15/39(b)	600	725,175

		2,617,181

Security	Par (000)	Value

Jordan — 0.8%
Jordan Government International Bond
5.75%, 01/31/27(a)	$400	$381,825
5.85%, 07/07/30(a)	900	806,231
6.13%, 01/29/26(a)	400	392,450
7.38%, 10/10/47(a)	400	336,575
7.50%, 01/13/29(d)	600	600,488

		2,517,569

Kenya — 0.7%
Republic of Kenya Government International Bond
6.30%, 01/23/34(a)	400	259,950
6.88%, 06/24/24(a)	800	689,150
7.25%, 02/28/28(a)	600	459,675
8.00%, 05/22/32(a)	600	447,675
8.25%, 02/28/48(a)	600	398,175

		2,254,625

Lebanon — 0.1%
Lebanon Government International Bond
6.00%, 01/27/23(a)(j)(k)	500	28,844
6.10%, 10/04/24(j)(k)	730	42,112
6.60%, 11/27/26(a)(j)(k)	760	43,367
6.65%, 02/26/30(a)(j)(k)	760	42,893
6.75%, 11/29/27(a)(j)(k)	470	26,819
6.85%, 03/23/27(a)(j)(k)	800	45,650
7.00%, 03/23/32(a)(j)(k)	475	27,105

		256,790

Morocco — 0.6%
Morocco Government International Bond
3.00%, 12/15/32(a)	400	322,950
4.00%, 12/15/50(a)	600	409,987
5.95%, 03/08/28(d)	600	615,300
6.50%, 09/08/33(d)	700	724,194

		2,072,431

Nigeria — 1.6%
Nigeria Government International Bond
6.13%, 09/28/28(a)	800	607,150
6.50%, 11/28/27(a)	600	476,550
7.14%, 02/23/30(a)	714	533,179
7.38%, 09/28/33(a)	600	413,550
7.63%, 11/21/25(a)	300	271,088
7.63%, 11/28/47(a)	600	372,675
7.70%, 02/23/38(a)	600	394,237
7.88%, 02/16/32(a)	800	590,400
8.25%, 09/28/51(a)	600	390,300
8.38%, 03/24/29(a)	800	650,150
8.75%, 01/21/31(a)	600	475,050

		5,174,329

Oman — 3.7%
Oman Government International Bond
4.75%, 06/15/26(a)	1,000	978,000
4.88%, 02/01/25(a)	200	197,725
5.38%, 03/08/27(a)	1,000	994,563
5.63%, 01/17/28(a)	1,400	1,408,137
6.00%, 08/01/29(a)	1,000	1,020,187
6.25%, 01/25/31(a)	1,000	1,035,500
6.50%, 03/08/47(a)	1,000	935,813
6.75%, 10/28/27(a)	800	841,900
6.75%, 01/17/48(a)	1,400	1,351,262
7.00%, 01/25/51(a)	400	397,700
7.38%, 10/28/32(a)	600	668,175

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oman (continued)
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(a)	$800	$787,650
4.88%, 06/15/30(a)	800	806,400
5.93%, 10/31/25(a)	800	816,900

		12,239,912

Pakistan — 0.3%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	400	169,575
Pakistan Government International Bond
6.00%, 04/08/26(a)	700	250,163
6.88%, 12/05/27(a)	750	261,703
7.38%, 04/08/31(a)	800	268,650

		950,091

Paraguay — 0.4%
Paraguay Government International Bond
4.95%, 04/28/31 (Call 01/28/31)(a)	400	386,450
5.40%, 03/30/50 (Call 09/30/49)(a)	600	511,237
6.10%, 08/11/44(a)	400	380,700

		1,278,387

Senegal — 0.2%
Senegal Government International Bond
6.25%, 05/23/33(a)	500	392,437
6.75%, 03/13/48(a)	600	400,050

		792,487

Serbia — 0.3%
Serbia International Bond
2.13%, 12/01/30(a)	535	416,732
6.50%, 09/26/33(a)	500	507,281

		924,013

South Africa — 2.5%
Republic of South Africa Government International Bond
4.30%, 10/12/28(b)	1,000	897,062
4.85%, 09/27/27	400	380,075
4.85%, 09/30/29	1,100	986,769
4.88%, 04/14/26	604	584,106
5.00%, 10/12/46	600	407,925
5.38%, 07/24/44	500	363,687
5.65%, 09/27/47(b)	800	577,900
5.75%, 09/30/49	1,350	970,144
5.88%, 09/16/25(b)	986	984,028
5.88%, 06/22/30	900	843,075
5.88%, 04/20/32	600	544,612
7.30%, 04/20/52	700	597,319

		8,136,702

Sri Lanka — 0.5%
Sri Lanka Government International Bond
6.20%, 05/11/27(a)(j)(k)	700	229,162
6.75%, 04/18/28(a)(j)(k)	700	229,600
6.83%, 07/18/26(a)(j)(k)	600	209,550
6.85%, 03/14/24(a)(j)(k)	600	198,300
6.85%, 11/03/25(a)(j)(k)	900	315,450
7.55%, 03/28/30(a)(j)(k)	400	131,200
7.85%, 03/14/29(a)(j)(k)	700	229,250

		1,542,512

Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(a)	400	390,575

Security	Par (000)	Value

Tunisia — 0.1%
Tunisian Republic, 5.75%, 01/30/25(a)	$400	$203,325

Turkey — 11.0%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(a)	400	382,075
5.13%, 06/22/26(a)	1,200	1,091,100
7.25%, 02/24/27(a)	1,500	1,436,531
9.76%, 11/13/25(a)	1,400	1,432,637
Turkey Government International Bond
4.25%, 03/13/25	1,000	927,375
4.25%, 04/14/26	900	802,294
4.75%, 01/26/26(b)	800	728,150
4.88%, 10/09/26	1,500	1,341,375
4.88%, 04/16/43	1,570	1,046,307
5.13%, 02/17/28	1,000	870,188
5.25%, 03/13/30(b)	1,100	903,238
5.60%, 11/14/24	1,100	1,055,175
5.75%, 05/11/47	1,800	1,277,775
5.88%, 06/26/31	900	747,450
5.95%, 01/15/31	1,200	1,004,100
6.00%, 03/25/27(b)	1,700	1,559,537
6.00%, 01/14/41	1,500	1,126,219
6.13%, 10/24/28	1,500	1,343,250
6.35%, 08/10/24(b)	1,050	1,027,556
6.38%, 10/14/25	1,500	1,422,937
6.50%, 09/20/33	900	760,950
6.63%, 02/17/45	1,600	1,262,800
6.75%, 05/30/40	1,050	844,134
6.88%, 03/17/36	1,300	1,108,494
7.25%, 03/05/38	500	445,406
7.38%, 02/05/25(b)	1,570	1,545,763
7.63%, 04/26/29	1,400	1,323,263
8.00%, 02/14/34	750	743,813
8.60%, 09/24/27	1,000	995,500
9.13%, 07/13/30	500	499,000
9.38%, 03/14/29	1,100	1,109,488
9.38%, 01/19/33	1,200	1,208,850
9.88%, 01/15/28	1,800	1,856,587
11.88%, 01/15/30	700	817,819
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(a)	200	177,500

		36,224,636

Ukraine — 0.4%
Ukraine Government International Bond
6.88%, 05/21/31(a)(j)(k)	800	129,150
7.25%, 03/15/35(a)(j)(k)	1,200	194,475
7.38%, 09/25/34(a)(j)(k)	1,400	225,137
7.75%, 09/01/25(a)(j)(k)	625	118,867
7.75%, 09/01/26(a)(j)(k)	850	144,659
7.75%, 09/01/27(a)(j)(k)	600	103,613
7.75%, 09/01/28(a)(j)(k)	800	137,900
7.75%, 09/01/29(a)(j)(k)	750	129,047
9.75%, 11/01/30(a)(j)(k)	800	142,150

		1,324,998

United Arab Emirates — 1.1%
Emirate of Dubai Government International Bonds
3.90%, 09/09/50(a)	600	440,550
5.25%, 01/30/43(a)	600	568,050
Finance Department Government of Sharjah
4.00%, 07/28/50(a)	500	323,844
6.50%, 11/23/32(d)	500	520,000

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

United Arab Emirates (continued)
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(a)	$400	$365,075
3.23%, 10/23/29(a)	500	445,875
3.85%, 04/03/26(a)	400	384,825
4.23%, 03/14/28(a)	800	765,650

		3,813,869

Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(a)	600	584,738

Zambia — 0.1%
Zambia Government International Bond
8.50%, 04/14/24(a)(j)(k)	400	186,950
8.97%, 07/30/27(a)(j)(k)	600	276,675

		463,625

Total Foreign Government and Agency Obligations — 48.9% (Cost: $214,690,373)		161,085,199

Total Long-Term Investments — 97.8% (Cost: $398,720,406)		322,403,287

Short-Term Securities

Money Market Funds — 12.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(l)(m)(n)	39,214	39,226,179
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(l)(m)	2,559	2,559,000

Total Short-Term Securities — 12.7% (Cost: $41,769,189)		41,785,179

Total Investments — 110.5% (Cost: $440,489,595)		364,188,466

Liabilities in Excess of Other Assets — (10.5)%		(34,751,337)

Net Assets — 100.0%		$329,437,129

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$34,730,604	$4,476,516	(a)	$—	$4,413	$14,646	$39,226,179	39,214	$161,810	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,469,000	90,000	(a)	—	—	—	2,559,000	2,559	45,827		2

					$4,413	$14,646	$41,785,179		$207,637		$2

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan EM High Yield Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$161,318,088	$—	$161,318,088
Foreign Government and Agency Obligations	—	161,085,199	—	161,085,199
Short-Term Securities
Money Market Funds	41,785,179	—	—	41,785,179

	$41,785,179	$322,403,287	$—	$364,188,466

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) April 30, 2023	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government and Agency Obligations

Brazil — 5.2%
Brazil Letras do Tesouro Nacional
0.00%, 01/01/24(a)	BRL	40,167	$7,409,937
0.00%, 07/01/24(a)	BRL	13,097	2,287,942
0.00%, 07/01/25(a)	BRL	16,378	2,574,128
0.00%, 01/01/26(a)	BRL	24,600	3,651,920
0.00%, 07/01/26(a)	BRL	6,644	932,197
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/25	BRL	14,204	2,761,111
Series F, 10.00%, 01/01/29	BRL	11,040	2,029,870
Series F, 10.00%, 01/01/31	BRL	5,000	898,359
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/33	BRL	2,974	522,410
Series F, 10.00%, 01/01/27	BRL	15,067	2,864,930
Brazilian Government International Bond
8.50%, 01/05/24	BRL	500	96,706
10.25%, 01/10/28	BRL	1,420	272,064

			26,301,574

Chile — 4.2%
Bonos de la Tesoreria de la Republica en pesos
2.30%, 10/01/28(b)(c)	CLP	780,000	817,497
2.50%, 03/01/25	CLP	4,185,000	4,787,370
4.50%, 03/01/26	CLP	2,570,000	3,027,139
4.70%, 09/01/30(b)(c)	CLP	2,730,000	3,219,787
5.00%, 10/01/28(b)(c)	CLP	1,035,000	1,235,899
5.00%, 03/01/35	CLP	2,920,000	3,485,139
6.00%, 01/01/43	CLP	2,630,000	3,496,507
7.00%, 05/01/34(b)	CLP	760,000	1,068,246

			21,137,584

China — 14.7%
China Government Bond
1.99%, 04/09/25	CNY	14,330	2,052,623
2.18%, 08/25/25	CNY	9,840	1,411,838
2.24%, 05/25/25	CNY	8,340	1,199,454
2.26%, 02/24/25	CNY	8,150	1,174,734
2.28%, 11/25/25	CNY	8,790	1,263,861
2.37%, 01/20/27	CNY	9,050	1,297,011
2.44%, 10/15/27	CNY	8,660	1,241,888
2.46%, 02/15/26	CNY	7,260	1,047,894
2.47%, 09/02/24	CNY	13,510	1,954,089
2.48%, 04/15/27	CNY	7,750	1,113,696
2.50%, 07/25/27	CNY	12,100	1,739,886
2.60%, 09/01/32	CNY	8,240	1,167,123
2.62%, 04/15/28	CNY	3,740	539,610
2.62%, 09/25/29	CNY	9,330	1,334,655
2.64%, 01/15/28	CNY	6,790	980,117
2.68%, 05/21/30	CNY	14,870	2,131,750
2.69%, 08/12/26	CNY	12,700	1,842,272
2.69%, 08/15/32	CNY	9,470	1,351,047
2.75%, 06/15/29	CNY	9,430	1,362,210
2.75%, 02/17/32	CNY	9,340	1,340,550
2.76%, 05/15/32	CNY	8,120	1,166,349
2.79%, 12/15/29	CNY	9,340	1,348,947
2.80%, 03/24/29	CNY	9,140	1,324,930
2.80%, 03/25/30	CNY	5,640	815,867
2.80%, 11/15/32	CNY	8,850	1,274,925
2.84%, 04/08/24	CNY	12,590	1,828,131
2.85%, 06/04/27	CNY	15,810	2,304,330
2.88%, 02/25/33	CNY	6,210	901,875

Security		Par (000)	Value

China (continued)
2.89%, 11/18/31	CNY	8,850	$1,284,510
2.91%, 10/14/28	CNY	11,790	1,721,221
2.94%, 10/17/24	CNY	9,960	1,451,401
3.01%, 05/13/28	CNY	12,310	1,807,720
3.02%, 10/22/25	CNY	14,230	2,084,715
3.02%, 05/27/31	CNY	13,660	2,004,896
3.03%, 03/11/26	CNY	12,870	1,888,479
3.12%, 12/05/26	CNY	10,590	1,559,883
3.12%, 10/25/52	CNY	7,490	1,070,514
3.13%, 11/21/29	CNY	12,860	1,903,416
3.19%, 04/11/24	CNY	12,320	1,795,697
3.19%, 04/15/53	CNY	2,740	398,613
3.22%, 12/06/25	CNY	9,140	1,346,959
3.25%, 06/06/26	CNY	12,090	1,787,755
3.25%, 11/22/28	CNY	8,150	1,216,377
3.27%, 11/19/30	CNY	15,390	2,310,728
3.28%, 12/03/27	CNY	14,130	2,103,139
3.29%, 05/23/29	CNY	12,730	1,907,688
3.32%, 04/15/52	CNY	7,000	1,034,856
3.53%, 10/18/51	CNY	6,110	937,338
3.72%, 04/12/51	CNY	7,820	1,240,374
3.81%, 09/14/50	CNY	12,510	2,007,483

			73,375,424

Colombia — 4.2%
Colombia Government International Bond, 9.85%, 06/28/27	COP	745,000	146,337
Colombian TES
9.25%, 05/28/42	COP	8,531,300	1,419,765
Series B, 5.75%, 11/03/27	COP	7,954,600	1,363,279
Series B, 6.00%, 04/28/28	COP	12,886,400	2,190,510
Series B, 6.25%, 11/26/25	COP	9,146,700	1,734,295
Series B, 6.25%, 07/09/36	COP	5,246,700	698,170
Series B, 7.00%, 03/26/31	COP	13,722,600	2,220,831
Series B, 7.00%, 06/30/32	COP	11,511,900	1,797,589
Series B, 7.25%, 10/18/34	COP	12,748,800	1,928,826
Series B, 7.25%, 10/26/50	COP	9,300,000	1,207,842
Series B, 7.50%, 08/26/26	COP	12,658,500	2,415,738
Series B, 7.75%, 09/18/30	COP	9,991,700	1,721,043
Series B, 10.00%, 07/24/24	COP	9,833,200	2,073,109

			20,917,334

Czech Republic — 4.5%
Czech Republic Government Bond
0.00%, 12/12/24(a)	CZK	9,540	408,560
0.05%, 11/29/29	CZK	19,930	695,647
0.25%, 02/10/27	CZK	38,630	1,526,174
0.95%, 05/15/30(c)	CZK	36,560	1,346,015
1.00%, 06/26/26(c)	CZK	36,780	1,526,314
1.20%, 03/13/31	CZK	36,310	1,331,692
1.25%, 02/14/25	CZK	29,840	1,303,274
1.50%, 04/24/40	CZK	13,730	409,318
1.75%, 06/23/32	CZK	36,610	1,361,734
1.95%, 07/30/37	CZK	11,830	406,599
2.00%, 10/13/33	CZK	39,980	1,477,909
2.40%, 09/17/25(c)	CZK	36,800	1,617,716
2.50%, 08/25/28(c)	CZK	37,990	1,600,794
2.75%, 07/23/29	CZK	37,500	1,582,202
3.50%, 05/30/35	CZK	8,930	378,933
4.20%, 12/04/36(c)	CZK	23,460	1,056,458
5.00%, 09/30/30	CZK	25,310	1,217,523

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Czech Republic (continued)
5.50%, 12/12/28	CZK	17,690	$861,770
5.70%, 05/25/24(c)	CZK	22,710	1,064,449
6.00%, 02/26/26	CZK	24,280	1,160,459

			22,333,540

Dominican Republic — 4.4%
Dominican Republic International Bond
9.75%, 06/05/26(c)	DOP	573,300	10,386,487
13.63%, 02/03/33 (Call 11/03/32)(c)	DOP	534,650	11,493,847

			21,880,334

Egypt — 3.9%
Egypt Government Bond
13.54%, 01/14/25	EGP	21,307	588,304
14.06%, 01/12/26	EGP	147,209	3,856,718
14.29%, 01/05/28	EGP	48,756	1,159,556
14.35%, 09/10/24	EGP	26,886	767,680
14.37%, 10/20/25	EGP	108,405	2,903,951
14.40%, 09/10/29	EGP	22,306	500,942
14.48%, 04/06/26	EGP	110,489	2,845,932
14.53%, 09/14/24	EGP	80,754	2,314,199
14.56%, 07/06/26	EGP	47,947	1,236,792
14.56%, 10/13/27	EGP	76,013	1,844,693
14.66%, 10/06/30	EGP	29,769	657,861
16.10%, 05/07/29	EGP	25,844	629,295

			19,305,923

Hungary — 4.4%
Hungary Government Bond
1.00%, 11/26/25	HUF	749,550	1,755,960
1.50%, 04/22/26	HUF	657,370	1,521,848
1.50%, 08/26/26	HUF	446,820	1,016,609
2.00%, 05/23/29	HUF	518,050	1,090,639
2.25%, 04/20/33	HUF	693,140	1,302,090
2.25%, 06/22/34	HUF	219,350	393,591
2.50%, 10/24/24	HUF	634,050	1,627,402
2.75%, 12/22/26	HUF	537,790	1,261,000
3.00%, 06/26/24	HUF	399,500	1,055,290
3.00%, 10/27/27	HUF	673,180	1,552,333
3.00%, 08/21/30	HUF	614,280	1,336,791
3.00%, 10/27/38	HUF	468,020	814,313
3.00%, 04/25/41	HUF	273,380	454,379
3.25%, 10/22/31	HUF	905,610	1,934,045
4.50%, 03/23/28	HUF	355,340	878,166
4.75%, 11/24/32	HUF	371,410	877,612
5.50%, 06/24/25	HUF	659,340	1,734,634
6.75%, 10/22/28	HUF	443,150	1,200,632

			21,807,334

Indonesia — 6.5%
Indonesia Treasury Bond
5.13%, 04/15/27	IDR	12,531,000	822,954
5.50%, 04/15/26	IDR	21,688,000	1,452,948
6.13%, 05/15/28	IDR	12,019,000	813,208
6.25%, 06/15/36	IDR	5,099,000	330,498
6.38%, 08/15/28	IDR	5,193,000	355,428
6.38%, 04/15/32	IDR	24,894,000	1,677,503
6.38%, 07/15/37	IDR	1,705,000	111,575
6.50%, 06/15/25	IDR	20,762,000	1,423,159
6.50%, 02/15/31	IDR	30,756,000	2,092,331
6.63%, 05/15/33	IDR	15,996,000	1,092,465
7.00%, 05/15/27	IDR	12,855,000	899,188
7.00%, 09/15/30	IDR	29,945,000	2,097,283

Security		Par (000)	Value

Indonesia (continued)
7.00%, 02/15/33	IDR	13,893,000	$978,505
7.13%, 06/15/42	IDR	16,318,000	1,133,088
7.13%, 06/15/43	IDR	1,508,000	104,946
7.50%, 08/15/32	IDR	4,501,000	324,156
7.50%, 06/15/35	IDR	20,582,000	1,478,505
7.50%, 05/15/38	IDR	12,915,000	923,338
7.50%, 04/15/40	IDR	19,272,000	1,383,112
8.13%, 05/15/24	IDR	8,563,000	595,091
8.25%, 05/15/29	IDR	18,948,000	1,409,798
8.25%, 06/15/32	IDR	5,264,000	395,529
8.25%, 05/15/36	IDR	16,128,000	1,223,068
8.38%, 03/15/24	IDR	19,505,000	1,353,803
8.38%, 09/15/26	IDR	16,771,000	1,216,612
8.38%, 03/15/34	IDR	24,690,000	1,889,197
8.38%, 04/15/39	IDR	6,447,000	498,202
8.75%, 05/15/31	IDR	7,582,000	582,387
9.00%, 03/15/29	IDR	17,827,000	1,365,418
9.50%, 07/15/31	IDR	2,585,000	206,606
10.50%, 08/15/30	IDR	2,359,000	196,744
11.00%, 09/15/25	IDR	2,856,000	213,979
Perusahaan Penerbit SBSN Indonesia
4.88%, 07/15/26	IDR	4,867,000	317,078
6.38%, 03/15/34	IDR	9,639,000	624,232
6.63%, 10/15/24	IDR	6,528,000	447,073
8.88%, 11/15/31	IDR	5,023,000	384,871

			32,413,878

Malaysia — 4.4%
Malaysia Government Bond
2.63%, 04/15/31	MYR	2,404	497,211
3.48%, 06/14/24	MYR	2,682	604,531
3.50%, 05/31/27	MYR	2,045	459,427
3.58%, 07/15/32	MYR	2,356	522,567
3.73%, 06/15/28	MYR	3,848	873,303
3.76%, 05/22/40	MYR	3,546	769,118
3.83%, 07/05/34	MYR	2,773	617,334
3.88%, 03/14/25	MYR	2,808	637,949
3.89%, 08/15/29	MYR	2,527	573,417
3.90%, 11/30/26	MYR	3,133	715,298
3.90%, 11/16/27	MYR	4,027	919,805
3.91%, 07/15/26	MYR	1,647	375,599
3.96%, 09/15/25	MYR	3,976	906,676
4.06%, 09/30/24	MYR	960	218,281
4.07%, 06/15/50	MYR	4,102	897,262
4.18%, 07/15/24	MYR	1,373	311,981
4.25%, 05/31/35	MYR	2,642	609,102
4.50%, 04/30/29	MYR	1,473	345,314
4.70%, 10/15/42	MYR	1,953	479,233
4.76%, 04/07/37	MYR	3,493	848,907
4.89%, 06/08/38	MYR	2,116	526,047
4.92%, 07/06/48	MYR	1,783	449,945
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR	3,644	815,143
3.45%, 07/15/36	MYR	2,694	569,270
3.47%, 10/15/30	MYR	3,930	862,900
3.66%, 10/15/24	MYR	2,273	513,406
3.73%, 03/31/26	MYR	3,936	892,136
3.99%, 10/15/25	MYR	3,519	803,441
4.13%, 08/15/25	MYR	1,522	347,960
4.13%, 07/09/29	MYR	3,004	687,947
4.19%, 10/07/32	MYR	3,572	824,127

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Malaysia (continued)
4.25%, 09/30/30	MYR	1,305	$302,328
4.26%, 07/26/27	MYR	1,715	396,455
4.29%, 08/14/43	MYR	715	165,520
4.37%, 10/31/28	MYR	3,718	866,980
Malaysia Investment Issue Bond, 4.42%, 09/30/41	MYR	3,150	734,863

			21,940,783

Mexico — 5.6%
Mexican Bonos
5.00%, 03/06/25	MXN	20,355	1,030,526
5.50%, 03/04/27	MXN	32,879	1,614,228
7.50%, 05/26/33	MXN	12,057	613,127
Series M, 5.75%, 03/05/26	MXN	64,908	3,267,275
Series M, 7.75%, 05/29/31	MXN	64,790	3,387,117
Series M, 7.75%, 11/23/34	MXN	10,400	532,870
Series M, 7.75%, 11/13/42	MXN	38,298	1,864,711
Series M, 8.00%, 12/07/23	MXN	25,716	1,402,696
Series M, 8.00%, 09/05/24	MXN	47,539	2,546,516
Series M, 8.00%, 11/07/47	MXN	37,986	1,888,645
Series M 20, 7.50%, 06/03/27	MXN	51,248	2,700,411
Series M 20, 8.50%, 05/31/29	MXN	39,216	2,151,798
Series M 20, 10.00%, 12/05/24	MXN	38,580	2,122,141
Series M 30, 8.50%, 11/18/38	MXN	30,907	1,639,413
Series M 30, 10.00%, 11/20/36	MXN	8,523	518,072
Mexico Bonos, 8.00%, 07/31/53	MXN	17,656	868,028

			28,147,574

Peru — 4.5%
Peru Government Bond
5.35%, 08/12/40	PEN	6,181	1,313,668
5.40%, 08/12/34	PEN	8,314	1,887,534
5.70%, 08/12/24	PEN	5,031	1,344,007
5.94%, 02/12/29	PEN	12,418	3,160,330
6.15%, 08/12/32	PEN	12,220	3,014,373
6.35%, 08/12/28	PEN	11,582	3,037,107
6.90%, 08/12/37	PEN	12,098	3,071,703
6.95%, 08/12/31	PEN	11,955	3,144,252
8.20%, 08/12/26	PEN	9,008	2,538,862

			22,511,836

Poland — 4.5%
Republic of Poland Government Bond
0.25%, 10/25/26	PLN	7,769	1,548,312
0.75%, 04/25/25	PLN	7,300	1,588,773
1.25%, 10/25/30	PLN	9,079	1,591,339
1.75%, 04/25/32	PLN	9,609	1,662,880
2.25%, 10/25/24	PLN	7,866	1,798,270
2.50%, 04/25/24	PLN	7,042	1,640,889
2.50%, 07/25/26	PLN	10,832	2,346,001
2.50%, 07/25/27	PLN	7,559	1,590,930
2.75%, 04/25/28	PLN	8,798	1,833,267
2.75%, 10/25/29	PLN	11,381	2,287,876
3.25%, 07/25/25	PLN	9,097	2,066,075
3.75%, 05/25/27	PLN	8,262	1,840,305
7.50%, 07/25/28	PLN	2,580	661,678

			22,456,595

Romania — 4.4%
Romania Government Bond
2.50%, 10/25/27	RON	5,620	1,039,051
3.25%, 04/29/24	RON	5,660	1,229,007
3.25%, 06/24/26	RON	5,805	1,167,048
3.50%, 11/25/25	RON	4,930	1,015,712

Security		Par (000)	Value

Romania (continued)
3.65%, 07/28/25	RON	5,100	$1,069,654
3.65%, 09/24/31	RON	7,110	1,232,842
3.70%, 11/25/24	RON	5,675	1,216,758
4.15%, 01/26/28	RON	5,485	1,082,302
4.15%, 10/24/30	RON	6,110	1,128,981
4.25%, 04/28/36	RON	4,025	666,325
4.50%, 06/17/24	RON	5,675	1,243,100
4.75%, 02/24/25	RON	6,200	1,343,489
4.75%, 10/11/34	RON	6,685	1,200,222
4.85%, 04/22/26	RON	6,020	1,273,191
4.85%, 07/25/29	RON	6,910	1,363,468
5.00%, 02/12/29	RON	5,985	1,199,850
5.80%, 07/26/27	RON	6,230	1,328,929
6.70%, 02/25/32	RON	6,895	1,482,944
8.25%, 09/29/32	RON	3,595	850,874

			22,133,747

Serbia — 4.4%
Serbia Treasury Bonds
4.50%, 01/11/26	RSD	798,830	7,295,502
4.50%, 08/20/32	RSD	972,290	7,858,774
5.88%, 02/08/28	RSD	754,640	7,135,560

			22,289,836

South Africa — 4.3%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	19,712	706,094
6.50%, 02/28/41	ZAR	15,913	531,457
7.00%, 02/28/31	ZAR	26,012	1,152,769
8.00%, 01/31/30	ZAR	62,617	3,064,697
8.25%, 03/31/32	ZAR	52,424	2,441,876
8.50%, 01/31/37	ZAR	45,483	1,953,932
8.75%, 01/31/44	ZAR	36,156	1,499,805
8.75%, 02/28/48	ZAR	68,940	2,833,872
8.88%, 02/28/35	ZAR	44,926	2,060,130
9.00%, 01/31/40	ZAR	35,768	1,551,808
10.50%, 12/21/26	ZAR	64,458	3,704,812

			21,501,252

Thailand — 4.4%
Thailand Government Bond
0.75%, 06/17/24	THB	34,307	993,368
0.75%, 09/17/24	THB	43,007	1,241,737
0.95%, 06/17/25	THB	36,119	1,036,911
1.00%, 06/17/27	THB	46,065	1,292,511
1.45%, 12/17/24	THB	40,897	1,189,798
1.59%, 12/17/35	THB	32,022	829,034
1.60%, 12/17/29	THB	31,441	880,459
1.60%, 06/17/35	THB	16,885	438,999
2.00%, 12/17/31	THB	48,563	1,367,490
2.00%, 06/17/42	THB	18,712	466,464
2.13%, 12/17/26	THB	35,562	1,044,352
2.35%, 06/17/26	THB	19,439	575,136
2.40%, 12/17/23	THB	24,807	730,325
2.65%, 06/17/28	THB	20,989	626,374
2.88%, 12/17/28	THB	33,307	1,008,306
2.88%, 06/17/46	THB	28,570	801,629
3.30%, 06/17/38	THB	36,312	1,113,565
3.35%, 06/17/33	THB	11,954	375,012
3.39%, 06/17/37	THB	12,389	389,679
3.40%, 06/17/36	THB	32,492	1,013,071
3.45%, 06/17/43	THB	16,182	502,911

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Thailand (continued)
3.65%, 06/20/31	THB	31,281	$989,626
3.78%, 06/25/32	THB	35,535	1,146,322
3.85%, 12/12/25	THB	30,573	938,129
4.88%, 06/22/29	THB	32,614	1,095,073

			22,086,281

Turkey — 4.2%
Turkey Government Bond
8.00%, 03/12/25	TRY	26,996	1,199,115
9.00%, 07/24/24	TRY	29,312	1,384,873
10.40%, 03/20/24	TRY	13,422	645,862
10.50%, 08/11/27	TRY	97,846	3,968,886
10.60%, 02/11/26	TRY	49,067	2,156,763
11.00%, 02/24/27	TRY	29,710	1,235,635
11.70%, 11/13/30	TRY	54,432	2,442,974
12.40%, 03/08/28	TRY	16,341	746,840
12.60%, 10/01/25	TRY	70,643	3,355,738
16.90%, 09/02/26	TRY	77,677	3,969,408

			21,106,094

Uruguay — 4.4%
Uruguay Government International Bond
8.25%, 05/21/31	UYU	574,331	13,356,831
8.50%, 03/15/28(c)	UYU	355,530	8,615,333

			21,972,164

Total Long-Term Investments — 97.1% (Cost: $528,877,408)			485,619,087

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(d)(e)	200	$200,000

Total Short-Term Securities — 0.0% (Cost: $200,000)		200,000

Total Investments — 97.1% (Cost: $529,077,408)		485,819,087

Other Assets Less Liabilities — 2.9%		14,359,058

Net Assets — 100.0%		$500,178,145

(a)	Zero-coupon bond.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$440,000	$—	$(240,000	)(a)	$—	$—	$200,000	200	$28,100	$5

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Foreign Government and Agency Obligations	$—	$485,619,087	$—	$485,619,087
Short-Term Securities
Money Market Funds	200,000	—	—	200,000

	$200,000	$485,619,087	$—	$485,819,087

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) April 30, 2023	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds & Notes

Australia — 0.6%
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/24)(a)	USD	50	$46,467
Commerzbank Ag Subordinated, 1.38%, 12/29/31 (Call 09/29/26)(b)(c)	EUR	100	91,627
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)	USD	175	151,949
4.50%, 09/15/27 (Call 06/15/27)(a)	USD	80	76,128
5.13%, 05/15/24 (Call 02/15/24)(a)	USD	50	49,748
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)	USD	80	77,333
6.13%, 04/15/32 (Call 01/15/32)(a)(d)	USD	100	96,750
Iliad Holding SASU, 6.50%, 10/15/26 (Call 10/15/23)(a)	USD	125	120,312
Level 3 Financing Inc., 3.40%, 03/01/27 (Call 01/01/27)(a)	USD	75	58,500
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	USD	70	71,138
8.13%, 05/01/27 (Call 05/01/23)(a)	USD	50	50,500
8.50%, 05/01/30 (Call 05/01/25)(a)	USD	70	70,750

			961,202

Austria — 0.1%
ams-OSRAM AG, 6.00%, 07/31/25 (Call 07/31/23)(b)	EUR	100	102,269
Benteler International AG, 9.38%, 05/15/28 (Call 05/15/25)	EUR	100	110,190

			212,459

Belgium — 0.3%
Azelis Finance NV, 5.75%, 03/15/28 (Call 03/15/25)(b)	EUR	100	110,543
Ontex Group NV, 3.50%, 07/15/26 (Call 07/15/23)(b)	EUR	100	96,843
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/23)(a)	USD	200	186,975

			394,361

Canada — 3.7%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	USD	70	62,754
3.88%, 01/15/28 (Call 09/15/23)(a)	USD	195	182,744
4.00%, 10/15/30 (Call 10/15/25)(a)	USD	325	283,803
4.38%, 01/15/28 (Call 11/15/23)(a)	USD	95	89,276
5.75%, 04/15/25 (Call 04/15/24)(a)	USD	40	40,179
Air Canada
3.88%, 08/15/26 (Call 02/15/26)(a)	USD	150	138,938
4.63%, 08/15/29 (Call 02/15/26)(a)	CAD	288	188,440
AutoCanada Inc., 5.75%, 02/07/29 (Call 01/01/25)(a)	CAD	150	93,857
Bausch Health Companies Inc., 6.13%, 02/01/27 (Call 02/01/24)(a)	USD	115	83,323
Bausch Health Cos. Inc., 5.25%, 02/15/31 (Call 02/15/26)(a)	USD	125	59,938
Baytex Energy Corp., 8.50%, 04/30/30 (Call 04/30/26)(d)	USD	100	100,500
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)	USD	90	85,266
7.13%, 06/15/26 (Call 06/15/23)(a)	USD	150	149,272
7.50%, 03/15/25 (Call 05/29/23)(a)	USD	22	22,000
7.50%, 02/01/29 (Call 02/01/26)(a)(d)	USD	75	73,688
7.88%, 04/15/27 (Call 04/15/24)(a)(d)	USD	225	224,482
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	USD	50	39,296
6.25%, 09/15/27 (Call 09/15/23)(a)	USD	82	75,133
CSC Holdings LLC, 3.38%, 02/15/31 (Call 02/15/26)(a)(d)	USD	125	85,910
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26), (3-mo. LIBOR US + 5.440%)(c)	USD	125	119,564

Security	Par (000)		Value

Canada (continued)
Ford Motor Credit Co. LLC, 4.13%, 08/17/27 (Call 06/17/27)	USD	160	$146,834
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/24)(a)	USD	60	55,047
6.00%, 06/01/29 (Call 06/01/24)(a)	USD	50	41,125
7.75%, 02/15/28 (Call 02/15/25)(a)	USD	55	55,275
9.50%, 11/01/27 (Call 11/01/23)(a)	USD	75	71,923
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	USD	60	54,577
3.75%, 08/01/25 (Call 08/01/23)(a)	USD	80	77,207
4.00%, 08/01/28 (Call 08/01/23)(a)(d)	USD	95	86,586
4.25%, 06/01/25 (Call 06/01/23)(a)	USD	75	73,003
4.38%, 08/15/29 (Call 08/15/24)(a)	USD	65	58,992
4.75%, 06/15/29 (Call 06/15/24)(a)(d)	USD	70	65,100
5.13%, 12/15/26 (Call 12/15/23)(a)	USD	54	53,250
Iccrea Banca SpA, 2.25%, 10/20/25 (Call 10/20/24), (3-mo. EURIBOR + 2.750%)(b)(c)	EUR	100	105,871
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25 (Call 10/15/23)(a)	USD	85	84,576
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)	USD	45	41,839
7.00%, 12/31/27 (Call 12/31/23)(a)	USD	70	61,642
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)	USD	70	61,253
5.25%, 12/15/27 (Call 12/15/23)(a)(d)	USD	60	55,801
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)	USD	75	72,000
7.13%, 02/01/27 (Call 02/01/24)(a)	USD	60	61,500
Melco Resorts Finance Ltd., 5.25%, 04/26/26 (Call 04/26/24)(a)(d)	USD	50	46,250
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)(d)	USD	85	81,175
5.25%, 12/15/29 (Call 09/15/29)	USD	90	84,488
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(d)	USD	57	46,289
4.88%, 06/01/24 (Call 03/03/24)(a)	USD	130	128,213
5.00%, 05/01/25 (Call 01/31/25)(a)	USD	54	52,223
5.25%, 06/01/27 (Call 03/03/27)(a)	USD	125	113,385
NuVista Energy Ltd., 7.88%, 07/23/26 (Call 07/19/23)(a)	CAD	100	74,931
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/24)(a)	USD	115	102,051
3.88%, 12/01/29 (Call 12/01/24)(a)	USD	105	88,200
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)	USD	100	85,399
4.13%, 12/01/31 (Call 12/01/26)(a)	USD	68	56,391
Parkland Corp.
3.88%, 06/16/26 (Call 06/16/23)(a)	CAD	125	85,697
4.50%, 10/01/29 (Call 10/01/24)(a)	USD	95	83,244
4.63%, 05/01/30 (Call 05/01/25)(a)	USD	80	69,947
5.88%, 07/15/27 (Call 07/15/23)(a)	USD	65	63,341
Ritchie Bros Holdings Inc.
6.75%, 03/15/28 (Call 03/15/25)(a)	USD	60	62,100
7.75%, 03/15/31 (Call 03/15/26)(a)(d)	USD	95	100,981
Rogers Communications Inc., 5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(a)(c)	USD	26	23,510
SNC-Lavalin Group Inc., 7.00%, 06/12/26 (Call 06/01/26)	CAD	25	18,689
Superior Plus LP, 4.25%, 05/18/28 (Call 05/18/24)(a)	CAD	50	32,817
Tamarack Valley Energy Ltd., 7.25%, 05/10/27 (Call 05/10/24)(a)	CAD	100	70,534

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Canada (continued)
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/23)(a)(d)	USD	35	$18,891
5.63%, 12/06/26 (Call 12/06/23)(a)(d)	USD	60	33,541
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 05/30/23)(a)	USD	90	80,737
Videotron Ltd.
3.13%, 01/15/31 (Call 01/15/26)	CAD	100	58,601
3.63%, 06/15/28 (Call 06/15/24)(a)	CAD	150	96,696
3.63%, 06/15/29 (Call 06/15/24)(a)(d)	USD	75	64,819
4.50%, 01/15/30 (Call 10/15/24)	CAD	110	71,975
5.13%, 04/15/27 (Call 04/15/24)(a)	USD	60	57,976
5.38%, 06/15/24 (Call 03/15/24)(a)	USD	50	49,862

			5,684,717

Cayman Islands — 0.1%
UPCB Finance VII Ltd., 3.63%, 06/15/29 (Call 06/15/23)(b)	EUR	100	95,566

China — 0.1%
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)(b)	USD	80	77,940
6.75%, 06/30/30 (Call 12/30/29)(a)(b)	USD	60	55,680

			133,620

Czech Republic — 0.1%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(b)	EUR	100	111,101

Finland — 0.1%
Huhtamaki Oyj, 4.25%, 06/09/27 (Call 03/09/27)(b)	EUR	100	107,221
Nokia OYJ, 2.00%, 03/11/26 (Call 12/11/25)(b)	EUR	100	104,443

			211,664

France — 4.8%
Accor SA
2.38%, 11/29/28 (Call 08/29/28)(b)	EUR	100	98,221
3.00%, 02/04/26 (Call 11/04/25)(b)	EUR	100	105,844
Adevinta ASA, 2.63%, 11/15/25 (Call 11/15/23)(b)	EUR	100	104,611
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)	USD	250	187,500
Altice France SA/France
2.13%, 02/15/25 (Call 01/29/24)(b)	EUR	100	100,672
2.50%, 01/15/25 (Call 09/15/23)(b)	EUR	100	101,908
3.38%, 01/15/28 (Call 05/29/23)(b)	EUR	100	83,813
4.13%, 01/15/29 (Call 09/15/23)(b)	EUR	200	164,048
5.13%, 01/15/29 (Call 09/15/23)(a)	USD	25	18,610
5.13%, 07/15/29 (Call 04/15/24)(a)	USD	300	222,033
5.50%, 01/15/28 (Call 09/15/23)(a)	USD	100	78,755
5.88%, 02/01/27 (Call 08/01/23)(b)	EUR	100	95,103
8.13%, 02/01/27 (Call 08/01/23)(a)(d)	USD	150	134,012
Atos SE
1.00%, 11/12/29 (Call 08/12/29)(b)	EUR	100	72,071
2.50%, 11/07/28 (Call 08/07/28)(b)	EUR	100	81,873
Banijay Entertainment SASU, 3.50%, 03/01/25 (Call 03/01/24)(b)	EUR	100	107,162
CAB SELAS, 3.38%, 02/01/28 (Call 02/01/24)(b)	EUR	200	175,154
Casino Guichard Perrachon SA
3.58%, 02/07/25 (Call 11/07/24)(b)	EUR	100	22,206
5.25%, 04/15/27 (Call 04/15/24)(b)	EUR	100	25,612
Chrome Bidco SASU, 3.50%, 05/31/28 (Call 05/31/24)(b)	EUR	100	88,951
Chrome Holdco SASU, 5.00%, 05/31/29 (Call 05/31/24)(b)	EUR	100	78,081
Elior Group SA, 3.75%, 07/15/26 (Call 07/15/23)(b)	EUR	100	95,627
Elis SA
1.00%, 04/03/25 (Call 01/03/25)(b)	EUR	100	103,561

Security	Par (000)		Value

France (continued)
1.63%, 04/03/28 (Call 01/03/28)(b)	EUR	100	$96,976
2.88%, 02/15/26 (Call 11/15/25)(b)	EUR	100	105,828
Emeria SASU, 3.38%, 03/31/28 (Call 03/31/24)(b)	EUR	100	86,150
Faurecia SE
2.38%, 06/15/27 (Call 06/15/23)(b)	EUR	100	94,928
2.38%, 06/15/29 (Call 06/15/24)(b)	EUR	100	87,992
2.63%, 06/15/25 (Call 06/15/23)(b)	EUR	235	245,988
2.75%, 02/15/27 (Call 02/15/24)(b)	EUR	100	97,515
3.13%, 06/15/26 (Call 06/15/23)(b)	EUR	100	102,974
Fnac Darty SA, 2.63%, 05/30/26 (Call 05/15/23)(b)	EUR	100	103,639
Getlink SE, 3.50%, 10/30/25 (Call 10/30/23)(b)	EUR	100	107,010
Iliad Holding SASU
5.13%, 10/15/26 (Call 10/15/23)(b)	EUR	100	104,380
5.63%, 10/15/28 (Call 10/15/24)(b)	EUR	100	100,302
7.00%, 10/15/28 (Call 10/15/24)(a)	USD	125	118,569
iliad SA
1.50%, 10/14/24 (Call 07/14/24)(b)	EUR	100	105,131
1.88%, 04/25/25 (Call 01/25/25)(b)	EUR	200	206,457
1.88%, 02/11/28 (Call 11/11/27)(b)	EUR	100	91,695
2.38%, 06/17/26 (Call 03/17/26)(b)	EUR	100	100,624
5.63%, 02/15/30 (Call 11/15/29)(b)	EUR	100	105,484
IM Group SAS, 8.00%, 03/01/28 (Call 03/01/25)(b)	EUR	100	105,865
IPD 3 BV, 5.50%, 12/01/25 (Call 12/01/23)(b)	EUR	100	108,067
Kapla Holding SAS, 3.38%, 12/15/26 (Call 12/15/23)(b)	EUR	100	97,901
La Financiere Atalian SASU, 4.00%, 05/15/24 (Call 05/08/23)(b)	EUR	100	78,813
Loxam SAS
2.88%, 04/15/26 (Call 04/10/24)(b)	EUR	100	101,791
3.25%, 01/14/25 (Call 07/15/23)(b)	EUR	125	134,178
6.38%, 05/15/28(b)	EUR	100	109,560
Lune Holdings Sarl, 5.63%, 11/15/28 (Call 11/15/24)(b)	EUR	100	93,984
Nexans SA, 5.50%, 04/05/28 (Call 01/05/28)(b)	EUR	100	112,150
Paprec Holding SA, 4.00%, 03/31/25 (Call 05/29/23)(b)	EUR	100	107,594
Picard Groupe SAS, 3.88%, 07/01/26 (Call 07/01/23)(b)	EUR	100	97,733
RCI Banque SA, 2.63%, 02/18/30 (Call 02/18/25)(b)(c)	EUR	100	101,172
Renault SA
1.13%, 10/04/27 (Call 07/04/27)(b)	EUR	100	89,541
1.25%, 06/24/25 (Call 03/24/25)(b)	EUR	100	102,413
2.38%, 05/25/26 (Call 02/25/26)(b)	EUR	300	301,669
2.50%, 06/02/27 (Call 03/02/27)(b)	EUR	200	194,756
Rexel SA, 2.13%, 12/15/28 (Call 12/15/24)(b)	EUR	100	96,025
SPCM SA, 2.63%, 02/01/29 (Call 09/15/23)(b)	EUR	100	95,185
SPIE SA, 2.63%, 06/18/26 (Call 12/18/25)(b)	EUR	100	103,784
Tereos Finance Groupe, 4.75%, 04/30/27 (Call 04/30/24)(b)	EUR	100	103,671
Tereos Finance Groupe I SA, 7.50%, 10/30/25 (Call 10/30/23)(b)	EUR	100	113,057
Valeo
1.50%, 06/18/25 (Call 03/18/25)(b)	EUR	100	104,020
5.38%, 05/28/27 (Call 02/28/27)(b)	EUR	200	220,579
Verallia SA, 1.63%, 05/14/28 (Call 02/14/28)(b)	EUR	100	97,324

			7,277,902

Germany — 3.3%
Adler Pelzer Holding GmbH, 4.13%, 04/01/24 (Call 05/08/23)(b)	EUR	100	95,134
Bayer AG
2.38%, 11/12/79 (Call 02/12/25)(b)(c)	EUR	100	102,123
3.13%, 11/12/79 (Call 08/12/27)(b)	EUR	100	94,760
3.75%, 07/01/74 (Call 07/01/24)(b)(c)	EUR	200	213,156
5.38%, 03/25/82 (Call 06/25/30)(b)(c)	EUR	100	100,743

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Germany (continued)
CECONOMY AG, 1.75%, 06/24/26 (Call 03/24/26)(b)	EUR	100	$79,544
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28 (Call 01/15/24)(b)	EUR	100	100,393
Commerzbank AG
4.00%, 03/23/26(b)	EUR	100	106,696
4.00%, 03/30/27(b)	EUR	80	85,480
4.00%, 12/05/30 (Call 09/05/25)(b)(c)	EUR	100	103,965
8.63%, 02/28/33 (Call 11/28/27)(b)(c)	GBP	100	125,674
CT Investment GmbH, 5.50%, 04/15/26 (Call 04/15/24)(b)	EUR	100	97,379
Deutsche Lufthansa AG
1.63%, 11/16/23 (Call 10/16/23)(b)	EUR	100	108,222
2.88%, 02/11/25 (Call 01/11/25)(b)	EUR	100	106,156
2.88%, 05/16/27 (Call 02/16/27)(b)	EUR	100	100,333
3.00%, 05/29/26 (Call 02/28/26)(b)	EUR	100	103,180
3.50%, 07/14/29 (Call 04/14/29)(b)	EUR	100	98,307
4.38%, 08/12/75 (Call 02/12/26)(b)(c)	EUR	100	98,208
Douglas GmbH, 6.00%, 04/08/26 (Call 04/15/24)(b)	EUR	200	195,491
Evonik Industries AG, 1.38%, 09/02/81 (Call 09/02/26)(b)(c)	EUR	100	91,709
Gruenenthal GmbH, 6.75%, 05/15/30	EUR	100	110,752
Gruenenthal GMBH, 4.13%, 05/15/28 (Call 05/15/24)(b)	EUR	100	100,858
Mahle GmbH, 2.38%, 05/14/28 (Call 02/14/28)(b)	EUR	100	83,988
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26 (Call 04/30/24)(b)	EUR	200	214,065
PCF GmbH, 4.75%, 04/15/26 (Call 04/15/24)(b)	EUR	100	92,623
ProGroup AG, 3.00%, 03/31/26 (Call 05/29/23)(b)	EUR	100	103,035
Renk AG/Frankfurt am Main, 5.75%, 07/15/25 (Call 06/15/23)(b)	EUR	100	107,576
Schaeffler AG
2.88%, 03/26/27 (Call 12/26/26)(b)	EUR	75	77,855
3.38%, 10/12/28 (Call 07/12/28)(b)	EUR	100	99,163
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26 (Call 07/30/23)(b)	EUR	88	91,174
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25 (Call 01/15/24)(b)	EUR	100	103,847
Tele Columbus AG, 3.88%, 05/02/25 (Call 05/02/23)(b)	EUR	100	70,969
thyssenkrupp AG, 2.50%, 02/25/25(b)	EUR	100	106,924
TK Elevator Holdco GmbH
6.63%, 07/15/28 (Call 07/15/23)(b)	EUR	90	82,326
7.63%, 07/15/28 (Call 07/15/23)(a)(d)	USD	50	44,693
TK Elevator Midco GmbH, 4.38%, 07/15/27 (Call 07/15/23)(b)	EUR	100	98,205
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)	USD	200	186,591
TUI Cruises GmbH, 6.50%, 05/15/26 (Call 05/15/23)(b)	EUR	100	97,983
ZF Europe Finance BV
2.00%, 02/23/26 (Call 12/23/25)(b)	EUR	100	100,207
2.50%, 10/23/27 (Call 07/23/27)(b)	EUR	100	95,688
3.00%, 10/23/29 (Call 07/23/29)(b)	EUR	100	91,821
ZF Finance GmbH
2.00%, 05/06/27 (Call 02/06/27)(b)	EUR	100	95,135
2.25%, 05/03/28 (Call 02/03/28)(b)	EUR	100	92,331
2.75%, 05/25/27 (Call 02/25/27)(b)	EUR	100	97,760
5.75%, 08/03/26 (Call 07/03/26)(b)	EUR	100	110,547
ZF North America Capital Inc.
4.75%, 04/29/25(a)	USD	125	122,342
6.88%, 04/14/28 (Call 03/14/28)(a)	USD	75	77,115
7.13%, 04/14/30 (Call 02/14/30)(a)	USD	75	77,438

			5,039,664

Security	Par (000)		Value

Gibraltar — 0.1%
888 Acquisitions Ltd., 7.56%, 07/15/27 (Call 07/15/24)(b)	EUR	100	$99,180

Greece — 0.7%
Alpha Bank SA
2.50%, 03/23/28 (Call 03/23/27)(b)(c)	EUR	100	90,131
7.50%, 06/16/27 (Call 06/16/26)(b)(c)	EUR	100	109,140
Eurobank Ergasias Services & Holdings SA, 10.00%, 12/06/32 (Call 12/06/27)(b)(c)	EUR	100	110,709
Eurobank SA
2.00%, 05/05/27 (Call 05/05/26)(b)(c)	EUR	100	94,074
7.00%, 01/26/29 (Call 01/26/28)(b)(c)	EUR	100	108,568
National Bank of Greece SA, 2.75%, 10/08/26 (Call 10/08/25)(b)(c)	EUR	100	100,901
Piraeus Bank SA, 8.25%, 01/28/27 (Call 01/28/26)(b)(c)	EUR	100	109,944
Piraeus Financial Holdings SA, 5.50%, 02/19/30 (Call 02/19/25)(b)(c)	EUR	100	92,494
Public Power Corp. SA, 4.38%, 03/30/26 (Call 05/29/23)(b)	EUR	100	104,280
Titan Global Finance PLC, 2.38%, 11/16/24 (Call 05/15/24)(b)	EUR	100	106,524

			1,026,765

Hong Kong — 0.1%
Melco Resorts Finance Ltd.
5.63%, 07/17/27 (Call 07/17/23)(a)	USD	50	45,110
5.75%, 07/21/28 (Call 07/21/23)(a)(d)	USD	125	109,269

			154,379

Ireland — 0.7%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3-mo. LIBOR US + 4.300%)(a)(c)	USD	75	70,956
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24), (5-year CMT + 4.535%)(c)(d)	USD	75	70,163
AIB Group PLC
1.88%, 11/19/29 (Call 11/19/24)(b)(c)	EUR	100	103,083
2.88%, 05/30/31 (Call 05/30/26)(b)(c)	EUR	100	99,940
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26 (Call 08/15/23)(a)	USD	125	117,726
Bank of Ireland Group PLC
1.38%, 08/11/31 (Call 05/11/26)(b)(c)	EUR	100	94,833
6.75%, 03/01/33 (Call 12/01/27)(b)(c)	EUR	100	111,405
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/23)(a)	USD	150	131,619
eircom Finance DAC, 3.50%, 05/15/26 (Call 05/15/23)(b)	EUR	125	129,808
Permanent TSB Group Holdings PLC, 5.25%, 06/30/25 (Call 06/30/24)(b)(c)	EUR	100	108,970
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	USD	75	67,134

			1,105,637

Israel — 1.1%
Energean Israel Finance Ltd., 5.88%, 03/30/31 (Call 09/30/30)(a)(b)	USD	70	61,066
Teva Pharmaceutical Finance Netherlands II BV
3.75%, 05/09/27 (Call 02/09/27)	EUR	100	99,271
4.38%, 05/09/30 (Call 02/09/30)	EUR	250	231,190
4.50%, 03/01/25 (Call 12/01/24)	EUR	100	108,441
6.00%, 01/31/25 (Call 01/31/24)	EUR	100	111,333
7.38%, 09/15/29	EUR	100	111,234
7.88%, 09/15/31 (Call 06/15/31)	EUR	100	112,876
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD	360	326,272

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Israel (continued)
4.75%, 05/09/27 (Call 02/09/27)(d)	USD	125	$117,281
5.13%, 05/09/29 (Call 02/09/29)	USD	125	115,938
6.75%, 03/01/28 (Call 12/01/27)(d)	USD	150	150,225
7.88%, 09/15/29 (Call 06/15/29)	USD	75	78,511
8.13%, 09/15/31 (Call 06/15/31)	USD	50	52,463

			1,676,101

Italy — 4.9%
Almaviva-The Italian Innovation Co. SpA, 4.88%, 10/30/26 (Call 10/30/23)(b)	EUR	100	103,405
Atlantia SpA
1.63%, 02/03/25(b)	EUR	100	103,980
1.88%, 07/13/27 (Call 04/13/27)(b)	EUR	100	96,484
1.88%, 02/12/28 (Call 11/12/27)(b)	EUR	100	92,090
Azzurra Aeroporti SpA, 2.63%, 05/30/27 (Call 02/28/27)(b)	EUR	100	97,172
Banca IFIS SpA, 6.13%, 01/19/27(b)	EUR	100	109,554
Banca Monte dei Paschi di Siena SpA
2.63%, 04/28/25(b)	EUR	100	102,255
3.63%, 09/24/24(b)	EUR	100	105,658
6.75%, 03/02/26 (Call 03/02/25), (3-mo. EURIBOR + 3.206%)(b)(c)	EUR	100	109,363
8.00%, 01/22/30 (Call 01/22/25)(b)(c)	EUR	100	98,629
10.50%, 07/23/29(b)	EUR	100	106,854
Banca Popolare di Sondrio SCPA, 2.38%, 04/03/24(b)	EUR	100	108,133
Banco BPM SpA
1.75%, 01/28/25(b)	EUR	200	209,630
3.25%, 01/14/31 (Call 01/14/26)(b)(c)	EUR	100	98,558
4.88%, 01/18/27(b)	EUR	100	109,666
5.00%, 09/14/30 (Call 09/14/25)(b)(c)	EUR	100	106,801
6.00%, 01/21/28 (Call 01/21/27), (3-mo. EURIBOR + 3.300%)(b)(c)	EUR	150	166,275
BPER Banca
1.38%, 03/31/27 (Call 03/31/26), (3-mo. EURIBOR + 1.750%)(b)(c)	EUR	100	99,139
3.63%, 11/30/30 (Call 11/30/25)(b)(c)	EUR	100	101,152
6.13%, 02/01/28 (Call 02/01/27), (3-mo. EURIBOR + 3.600%)(b)(c)	EUR	150	167,635
Castor SpA, 6.00%, 02/15/29 (Call 03/15/25)(b)	EUR	100	96,630
Centurion Bidco SpA, 5.88%, 09/30/26 (Call 05/15/23)(b)	EUR	100	96,616
doValue SpA, 3.38%, 07/31/26 (Call 07/31/23)(b)	EUR	100	98,369
Fiber Bidco Spa, 11.00%, 10/25/27 (Call 10/25/24)(b)	EUR	100	118,466
Guala Closures SpA, 3.25%, 06/15/28 (Call 06/15/24)(b)	EUR	100	94,591
Iccrea Banca SpA
4.75%, 01/18/32 (Call 10/18/26)(b)(c)	EUR	100	93,609
6.88%, 01/20/28 (Call 01/20/27), (3-mo. EURIBOR + 4.045%)(b)(c)	EUR	100	112,436
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28 (Call 01/15/24)(b)	EUR	100	95,675
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/28 (Call 07/21/28)(b)	EUR	100	97,468
1.75%, 04/19/31 (Call 01/19/31)(b)	EUR	100	93,580
1.88%, 07/08/26 (Call 04/08/26)(b)	EUR	100	103,363
Intesa Sanpaolo SpA
2.86%, 04/23/25(b)	EUR	100	106,597
2.93%, 10/14/30(b)	EUR	100	89,465
3.93%, 09/15/26(b)	EUR	100	107,926
4.20%, 06/01/32 (Call 06/01/31), (1-year CMT + 2.600%)(a)(c)	USD	85	64,562
5.02%, 06/26/24(a)	USD	200	195,081
5.15%, 06/10/30(b)	GBP	100	104,077
5.71%, 01/15/26(a)(d)	USD	200	192,660

Security	Par (000)		Value

Italy (continued)
Intesa Sanpaolo Vita SpA, 2.38%, 12/22/30(b)	EUR	250	$206,282
Leonardo SpA, 1.50%, 06/07/24 (Call 03/07/24)(b)	EUR	100	106,838
Lottomatica SpA, 9.75%, 09/30/27 (Call 09/30/24)(b)	EUR	100	118,133
Lottomatica SpA/Roma, 5.13%, 07/15/25 (Call 05/08/23)(b)	EUR	100	111,138
Nexi SpA
1.63%, 04/30/26 (Call 01/30/26)(b)	EUR	200	200,820
2.13%, 04/30/29 (Call 01/30/29)(b)	EUR	100	91,158
Rossini Sarl, 6.75%, 10/30/25 (Call 10/30/23)(b)	EUR	100	110,116
Saipem Finance International BV
2.63%, 01/07/25(b)	EUR	100	105,643
3.13%, 03/31/28 (Call 12/31/27)(b)	EUR	100	97,216
Telecom Italia SpA
6.88%, 02/15/28 (Call 11/15/27)(b)	EUR	100	110,500
Series APR, 6.88%, Series APR, 02/15/28 (Call 11/15/27)(b)	EUR	100	110,373
Telecom Italia SpA/Milano
1.63%, 01/18/29 (Call 10/18/28)(b)	EUR	100	84,963
2.38%, 10/12/27 (Call 07/12/27)(b)	EUR	100	94,325
2.75%, 04/15/25 (Call 01/15/25)(b)	EUR	100	104,150
3.00%, 09/30/25(b)	EUR	200	207,457
3.63%, 05/25/26(b)	EUR	200	209,755
5.30%, 05/30/24(a)	USD	95	93,042
UniCredit SpA
2.00%, 09/23/29 (Call 09/23/24)(b)(c)	EUR	200	204,192
2.73%, 01/15/32 (Call 01/15/27)(b)(c)	EUR	200	188,446
5.46%, 06/30/35 (Call 06/30/30), (5-year CMT + 4.750%)(a)(c)	USD	185	157,569
5.86%, 06/19/32 (Call 06/19/27), (5-year USD ICE Swap + 3.703%)(a)(c)	USD	100	92,061
7.30%, 04/02/34 (Call 04/02/29), (5-year USD ICE Swap + 4.914%)(a)(c)(d)	USD	150	143,261
Verde Bidco SpA, 4.63%, 10/01/26 (Call 10/01/23)(b)	EUR	100	98,151
Webuild SpA
1.75%, 10/26/24(b)	EUR	100	103,922
5.88%, 12/15/25 (Call 06/15/25)(b)	EUR	100	106,479

			7,509,594

Japan — 0.5%
Rakuten Group Inc.
5.13%, (Call 04/22/26), (5-year CMT + 4.578%)(a)(c)(e)	USD	95	60,659
6.25%, (Call 04/22/31), (5-year CMT + 4.956%)(a)(c)(d)(e)	USD	110	63,290
10.25%, 11/30/24 (Call 11/28/23)(a)	USD	125	122,500
SoftBank Group Corp.
2.13%, 07/06/24 (Call 04/06/24)(b)	EUR	100	104,682
2.88%, 01/06/27 (Call 10/06/26)(b)	EUR	200	186,790
3.13%, 09/19/25 (Call 06/21/25)(b)	EUR	150	150,479
5.00%, 04/15/28 (Call 01/16/28)(b)	EUR	100	96,486

			784,886

Jersey — 0.1%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	USD	150	147,375

Kazakhstan — 0.0%
Energean Israel Finance Ltd., 5.38%, 03/30/28 (Call 09/30/27)(a)(b)	USD	81	72,364

Kuwait — 0.0%
Leviathan Bond Ltd., 6.50%, 06/30/27 (Call 12/30/26)(a)(b)	USD	55	52,314

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Luxembourg — 1.7%
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(a)	USD	65	$59,201
Albion Financing 2Sarl, 8.75%, 04/15/27 (Call 10/15/23)(a)	USD	50	43,171
Altice Financing SA
3.00%, 01/15/28 (Call 01/15/24)(b)	EUR	100	85,106
4.25%, 08/15/29 (Call 08/15/24)(b)	EUR	100	85,433
5.00%, 01/15/28 (Call 01/15/24)(a)	USD	125	101,193
5.75%, 08/15/29 (Call 08/15/24)(a)	USD	250	199,430
Altice Finco SA, 4.75%, 01/15/28 (Call 10/15/23)(b)	EUR	100	78,210
Altice France Holding SA
4.00%, 02/15/28 (Call 05/29/23)(b)	EUR	100	66,026
6.00%, 02/15/28 (Call 02/15/24)(a)(d)	USD	150	92,257
8.00%, 05/15/27 (Call 05/15/23)(b)	EUR	100	78,325
10.50%, 05/15/27 (Call 05/15/23)(a)	USD	200	147,835
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)	USD	100	87,625
4.00%, 09/01/29 (Call 05/15/24)(a)(d)	USD	125	101,850
Cidron Aida Finco Sarl, 5.00%, 04/01/28 (Call 04/01/24)(b)	EUR	100	98,295
Garfunkelux Holdco 3 SA
6.75%, 11/01/25 (Call 11/01/23)(b)	EUR	100	83,535
7.75%, 11/01/25 (Call 11/01/23)(b)	GBP	100	94,130
Herens Midco Sarl, 5.25%, 05/15/29 (Call 05/15/24)(b)	EUR	100	73,806
INEOS Finance PLC
2.88%, 05/01/26 (Call 05/01/23)(b)	EUR	100	101,606
6.63%, 05/15/28 (Call 02/15/25)(b)	EUR	100	109,234
Loarre Investments Sarl, 6.50%, 05/15/29 (Call 05/15/25)(b)	EUR	100	103,519
Matterhorn Telecom SA, 4.00%, 11/15/27 (Call 11/15/23)(b)	EUR	200	202,296
Mytilineos Financial Partners SA, 2.50%, 12/01/24 (Call 06/01/24)(b)	EUR	100	107,043
Summer BC Holdco B Sarl, 5.75%, 10/31/26 (Call 10/31/23)(b)	EUR	200	191,468
Swissport Investments SA, 6.75%, 12/15/21(b)(f)(g)	EUR	100	1
Vivion Investments Sarl, 3.00%, 08/08/24(b)	EUR	200	159,423

			2,550,018

Macau — 0.7%
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 06/06/23)(a)(d)	USD	120	113,622
5.38%, 12/04/29 (Call 12/04/24)(a)	USD	125	104,083
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)	USD	75	68,098
5.25%, 06/18/25 (Call 05/09/23)(a)	USD	75	71,778
5.38%, 05/15/24 (Call 05/15/23)(a)	USD	50	49,194
5.88%, 05/15/26 (Call 05/15/23)(a)	USD	100	95,552
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)	USD	135	105,435
6.50%, 01/15/28 (Call 07/15/23)(a)	USD	60	51,791
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 05/09/23)(a)	USD	75	72,577
5.13%, 12/15/29 (Call 12/15/24)(a)(d)	USD	100	82,678
5.50%, 01/15/26 (Call 06/15/23)(a)	USD	125	116,029
5.50%, 10/01/27 (Call 10/01/23)(a)(d)	USD	100	89,125
5.63%, 08/26/28 (Call 08/26/23)(a)	USD	150	130,875

			1,150,837

Malaysia — 0.1%
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(a)	USD	125	100,915

Security	Par (000)		Value

Netherlands — 1.8%
Maxeda DIY Holding BV, 5.88%, 10/01/26 (Call 10/01/23)(b)	EUR	100	$83,160
Nobel Bidco BV, 3.13%, 06/15/28 (Call 06/18/24)(b)	EUR	100	81,186
Nobian Finance BV, 3.63%, 07/15/26 (Call 07/15/23)(b)	EUR	100	94,529
OI European Group BV, 2.88%, 02/15/25 (Call 05/30/23)(b)	EUR	100	106,830
PPF Telecom Group BV, 3.25%, 09/29/27 (Call 06/29/27)(b)	EUR	175	177,185
Promontoria Holding 264 BV, 6.38%, 03/01/27 (Call 03/01/24)(b)	EUR	100	110,576
Q-Park Holding I BV, 2.00%, 03/01/27 (Call 03/01/24)(b)	EUR	150	140,582
Sensata Technologies BV
5.00%, 10/01/25(a)	USD	85	83,772
5.63%, 11/01/24(a)	USD	25	25,050
Sigma Holdco BV, 5.75%, 05/15/26 (Call 05/15/23)(b)	EUR	100	87,381
Titan Holdings II BV, 5.13%, 07/15/29 (Call 07/15/24)(b)	EUR	100	84,325
Trivium Packaging Finance BV
3.75%, 08/15/26 (Call 08/15/23)(b)	EUR	100	101,313
5.50%, 08/15/26 (Call 08/15/23)(a)	USD	75	72,867
8.50%, 08/15/27 (Call 08/15/23)(a)(d)	USD	100	96,402
United Group BV
4.00%, 11/15/27 (Call 11/15/23)(b)	EUR	100	86,178
4.63%, 08/15/28 (Call 08/15/24)(b)	EUR	200	168,854
4.88%, 07/01/24 (Call 05/29/23)(b)	EUR	100	109,170
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	USD	100	86,000
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/23)(a)	USD	50	44,983
Villa Dutch Bidco BV, 9.00%, 11/03/29 (Call 12/20/25)(b)	EUR	100	104,734
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(a)	USD	150	124,875
VZ Vendor Financing II BV, 2.88%, 01/15/29 (Call 12/18/23)(b)	EUR	100	86,284
WP/AP Telecom Holdings IV BV, 3.75%, 01/15/29 (Call 01/15/25)(b)	EUR	200	190,234
Ziggo Bond Co. BV
3.38%, 02/28/30 (Call 02/15/25)(b)	EUR	100	83,885
5.13%, 02/28/30 (Call 02/15/25)(a)	USD	75	60,937
6.00%, 01/15/27 (Call 01/15/24)(a)(d)	USD	75	71,183
Ziggo BV
2.88%, 01/15/30 (Call 10/15/24)(b)	EUR	100	88,092
4.88%, 01/15/30 (Call 10/15/24)(a)	USD	135	116,145

			2,766,712

Portugal — 0.5%
Banco Comercial Portugues SA
3.87%, 03/27/30 (Call 03/27/25)(b)(c)	EUR	100	84,060
8.50%, 10/25/25 (Call 10/25/24), (3-mo. EURIBOR + 5.547%)(c)	EUR	100	111,756
EDP - Energias de Portugal SA
1.50%, 03/14/82 (Call 12/14/26)(b)(c)	EUR	200	185,662
1.70%, 07/20/80 (Call 04/20/25)(b)(c)	EUR	100	100,048
1.88%, 08/02/81 (Call 05/02/26)(b)(c)	EUR	100	96,073
5.94%, 04/23/83 (Call 01/23/28)(b)(c)	EUR	100	108,405
Transportes Aereos Portugueses SA, 5.63%, 12/02/24 (Call 07/02/24)(b)	EUR	100	107,076

			793,080

Singapore — 0.1%
Puma International Financing SA, 5.13%, 10/06/24 (Call 05/09/23)(a)	USD	200	191,927

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Spain — 2.3%
Abanca Corp. Bancaria SA, 4.63%, 04/07/30 (Call 04/07/25)(b)(c)	EUR	100	$101,088
ACS Actividades de Construccion y Servicios SA, 1.38%, 06/17/25 (Call 03/17/25)(b)	EUR	100	103,282
Banco de Credito Social Cooperativo SA
1.75%, 03/09/28 (Call 03/09/27)(b)(c)	EUR	100	87,420
8.00%, 09/22/26 (Call 09/22/25)(b)(c)	EUR	100	111,227
Banco de Sabadell SA
1.75%, 05/10/24(b)	EUR	100	106,822
2.63%, 03/24/26 (Call 03/24/25)(b)(c)	EUR	100	103,923
5.38%, 09/08/26 (Call 09/08/25)(b)(c)	EUR	200	218,122
5.38%, 12/12/28 (Call 12/12/23)(b)(c)	EUR	100	107,812
6.00%, 08/16/33 (Call 05/16/28)(b)(c)	EUR	100	98,991
Cellnex Finance Co. SA
0.75%, 11/15/26 (Call 08/15/26)(b)	EUR	200	196,123
1.00%, 09/15/27 (Call 06/15/27)(b)	EUR	100	95,856
1.25%, 01/15/29 (Call 10/15/28)(b)	EUR	100	92,028
2.00%, 09/15/32 (Call 06/15/32)(b)	EUR	100	87,347
2.00%, 02/15/33 (Call 11/15/32)(b)	EUR	100	86,021
2.25%, 04/12/26 (Call 01/12/26)(b)	EUR	100	104,316
Cellnex Telecom SA
1.75%, 10/23/30 (Call 07/23/30)(b)	EUR	200	180,496
1.88%, 06/26/29 (Call 03/26/29)(b)	EUR	100	93,986
2.88%, 04/18/25 (Call 01/18/25)(b)	EUR	100	107,865
Cirsa Finance International Sarl, 4.50%, 03/15/27 (Call 09/15/23)(b)	EUR	200	193,015
ContourGlobal Power Holdings SA, 2.75%, 01/01/26 (Call 01/01/24)(b)	EUR	100	102,001
eDreams ODIGEO SA, 5.50%, 07/15/27 (Call 07/15/24)(b)	EUR	100	96,858
Grifols Escrow Issuer SA, 3.88%, 10/15/28 (Call 10/15/24)(b)	EUR	225	191,489
Grifols SA
1.63%, 02/15/25 (Call 02/15/24)(b)	EUR	100	104,169
3.20%, 05/01/25 (Call 05/29/23)(b)	EUR	100	101,868
Grupo-Antolin Irausa SA, 3.38%, 04/30/26 (Call 04/30/23)(b)	EUR	100	89,812
Ibercaja Banco SA, 2.75%, 07/23/30 (Call 07/23/25)(b)(c)	EUR	100	92,847
Kaixo Bondco Telecom SA, 5.13%, 09/30/29 (Call 09/30/24)(b)	EUR	100	94,785
Lorca Telecom Bondco SA, 4.00%, 09/18/27 (Call 09/30/23)(b)	EUR	150	151,484
Unicaja Banco SA
3.13%, 07/19/32 (Call 01/19/27)(b)(c)	EUR	100	85,981
7.25%, 11/15/27 (Call 11/15/26)(b)(c)	EUR	100	111,270
Via Celere Desarrollos Inmobiliarios SA, 5.25%, 04/01/26 (Call 04/01/24)(b)	EUR	100	99,716

			3,598,020

Sweden — 0.9%
Dometic Group AB, 2.00%, 09/29/28 (Call 06/29/28)(b)	EUR	100	85,388
Fastighets AB Balder, 2.87%, 06/02/81 (Call 03/02/26)(b)(c)	EUR	100	74,058
Heimstaden AB, 4.25%, 03/09/26 (Call 12/09/25)(b)	EUR	100	72,508
Intrum AB
3.00%, 09/15/27 (Call 09/15/23)(b)	EUR	100	82,857
3.50%, 07/15/26 (Call 07/15/23)(b)	EUR	100	90,166
4.88%, 08/15/25 (Call 08/15/23)(b)	EUR	200	198,320
Stena International SA, 7.25%, 02/15/28 (Call 02/15/25)(b)	EUR	100	111,395
Verisure Holding AB
3.25%, 02/15/27 (Call 05/29/23)(b)	EUR	100	96,394
3.88%, 07/15/26 (Call 07/15/23)(b)	EUR	100	101,377

Security	Par (000)		Value

Sweden (continued)
7.13%, 02/01/28 (Call 02/01/25)(b)	EUR	100	$109,543
Verisure Midholding AB, 5.25%, 02/15/29 (Call 02/15/24)(b)	EUR	100	88,802
Volvo Car AB
2.00%, 01/24/25 (Call 10/24/24)(b)	EUR	100	104,962
2.50%, 10/07/27 (Call 07/07/27)(b)	EUR	100	98,453

			1,314,223

Switzerland — 0.5%
Dufry One BV
2.00%, 02/15/27 (Call 05/29/23)(b)	EUR	100	95,304
2.50%, 10/15/24 (Call 05/29/23)(b)	EUR	100	107,854
3.38%, 04/15/28 (Call 04/15/24)(b)	EUR	100	96,906
SIG Combibloc Purchase Co. Sarl, 2.13%, 06/18/25 (Call 03/18/25)(b)	EUR	100	105,981
Transocean Inc., 7.50%, 01/15/26 (Call 01/15/24)(a)	USD	85	78,200
VistaJet Malta Finance PLC/XO Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(a)	USD	120	103,800
7.88%, 05/01/27 (Call 04/26/24)(a)(d)	USD	60	56,955
Wizz Air Finance Co. BV, 1.00%, 01/19/26 (Call 11/19/25)(b)	EUR	100	96,773

			741,773

United Arab Emirates — 0.0%
Energean Israel Finance Ltd., 4.88%, 03/30/26 (Call 12/30/25)(a)(b)	USD	85	78,490

United Kingdom — 5.3%
B&M European Value Retail SA, 3.63%, 07/15/25 (Call 07/15/23)(b)	GBP	100	118,409
BCP V Modular Services Finance II PLC
4.75%, 11/30/28 (Call 11/30/24)(b)	EUR	150	137,903
6.13%, 11/30/28 (Call 11/30/24)(b)	GBP	100	105,029
Bellis Acquisition Co. PLC, 3.25%, 02/16/26 (Call 05/30/23)(b)	GBP	275	282,475
Bellis Finco PLC, 4.00%, 02/16/27 (Call 05/30/23)(b)	GBP	100	85,333
British Telecommunications PLC
1.87%, 08/18/80 (Call 05/18/25)(b)(c)	EUR	100	98,958
4.25%, 11/23/81 (Call 11/23/26), (5-year CMT + 2.985%)(a)(c)	USD	75	66,133
4.88%, 11/23/81 (Call 08/23/31), (5-year CMT + 3.493%)(a)(c)	USD	70	56,525
Canary Wharf Group Investment Holdings PLC
1.75%, 04/07/26 (Call 01/07/26)(b)	EUR	100	84,911
2.63%, 04/23/25 (Call 03/23/25)(b)	GBP	100	102,918
Co.-Operative Bank Finance PLC (The), 6.00%, 04/06/27 (Call 04/06/26)(b)(c)	GBP	100	117,193
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/23)(a)(d)	USD	250	238,310
Constellation Automotive Financing PLC, 4.88%, 07/15/27 (Call 07/15/23)(b)	GBP	100	94,900
Deuce Finco PLC, 5.50%, 06/15/27 (Call 06/15/23)(b)	GBP	100	106,371
eG Global Finance PLC
4.38%, 02/07/25 (Call 05/15/23)(b)	EUR	100	102,465
6.25%, 10/30/25 (Call 10/25/23)(b)	EUR	100	103,513
6.75%, 02/07/25 (Call 05/15/23)(a)	USD	100	94,750
8.50%, 10/30/25 (Call 10/30/23)(a)	USD	75	71,455
Energia Group NI FinanceCo PLC/Energia Group ROI Holdings DAC, 4.00%, 09/15/25 (Call 05/08/23)(b)	EUR	100	105,592
Gatwick Airport Finance PLC, 4.38%, 04/07/26 (Call 04/07/24)(b)	GBP	100	115,931
Heathrow Finance PLC, 3.88%, 03/01/27(b)(h)	GBP	100	109,704

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United Kingdom (continued)
Hurricane Finance PLC, 8.00%, 10/15/25 (Call 10/15/23)(b)	GBP	100	$115,379
Iceland Bondco PLC, 4.63%, 03/15/25 (Call 05/09/23)(b)	GBP	100	113,085
INEOS Quattro Finance 1 PLC, 3.75%, 07/15/26 (Call 01/15/24)(b)	EUR	100	96,349
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26 (Call 01/15/24)(b)	EUR	100	98,986
International Consolidated Airlines Group SA
1.50%, 07/04/27 (Call 04/04/27)(b)	EUR	100	90,732
3.75%, 03/25/29 (Call 12/25/28)(b)	EUR	100	90,746
Jaguar Land Rover Automotive PLC
4.50%, 01/15/26 (Call 10/15/25)(b)	EUR	100	103,503
4.50%, 10/01/27 (Call 07/01/27)(a)	USD	50	42,017
5.88%, 01/15/28 (Call 01/15/24)(a)	USD	155	133,478
6.88%, 11/15/26 (Call 08/15/26)(b)	EUR	100	107,246
Jerrold Finco PLC, 4.88%, 01/15/26 (Call 05/30/23)(b)	GBP	100	110,304
Kane Bidco Ltd., 6.50%, 02/15/27 (Call 02/15/24)(b)	GBP	100	110,908
Market Bidco Finco PLC, 5.50%, 11/04/27 (Call 11/04/24)(b)	GBP	100	94,125
Marks & Spencer PLC, 3.75%, 05/19/26 (Call 02/19/26)(b)	GBP	100	114,127
Motion Finco Sarl, 7.00%, 05/15/25 (Call 05/29/23)(b)	EUR	100	111,419
NGG Finance PLC
1.63%, 12/05/79 (Call 09/05/24)(b)(c)	EUR	100	103,667
2.13%, 09/05/82 (Call 06/05/27)(b)	EUR	100	92,858
5.63%, 06/18/73 (Call 06/18/25)(b)(c)	GBP	200	242,895
Ocado Group PLC, 3.88%, 10/08/26 (Call 10/08/23)(b)	GBP	100	92,550
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)(d)	USD	50	47,625
PeopleCert Wisdom Issuer PLC, 5.75%, 09/15/26 (Call 09/15/23)(b)	EUR	100	106,918
Pinewood Finance Co. Ltd., 3.25%, 09/30/25 (Call 09/30/23)(b)	GBP	100	117,561
Pinnacle Bidco PLC, 5.50%, 02/15/25 (Call 05/30/23)(b)	EUR	100	104,448
Rolls-Royce PLC
1.63%, 05/09/28 (Call 02/09/28)(b)	EUR	100	91,176
3.38%, 06/18/26	GBP	100	113,639
3.63%, 10/14/25 (Call 07/14/25)(a)	USD	135	127,758
4.63%, 02/16/26 (Call 11/16/25)(b)	EUR	100	107,895
5.75%, 10/15/27 (Call 07/15/27)(a)	USD	125	124,130
Sherwood Financing PLC, 4.50%, 11/15/26 (Call 11/15/23)(b)	EUR	100	94,088
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25 (Call 05/30/23)(b)	GBP	200	230,118
Synthomer PLC, 3.88%, 07/01/25 (Call 07/01/23)(b)	EUR	100	101,632
TalkTalk Telecom Group PLC, 3.88%, 02/20/25 (Call 02/20/24)(b)	GBP	100	96,251
Thames Water Utilities Finance PLC, 2.88%, 05/03/27(b)	GBP	100	108,987
TVL Finance PLC, 10.25%, 04/28/28 (Call 04/28/25)(b)	GBP	100	122,078
Very Group Funding PLC (The), 6.50%, 08/01/26 (Call 08/01/23)(b)	GBP	100	95,590
Victoria PLC, 3.63%, 08/24/26 (Call 02/28/24)(b)	EUR	100	88,995
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(d)	USD	125	105,124
Virgin Media Secured Finance PLC
4.13%, 08/15/30 (Call 08/15/25)(b)	GBP	100	97,947
4.25%, 01/15/30 (Call 10/15/24)(b)	GBP	150	149,096
4.50%, 08/15/30 (Call 08/15/25)(a)	USD	100	85,636
5.25%, 05/15/29 (Call 05/15/24)(b)	GBP	100	107,089
5.50%, 05/15/29 (Call 05/15/24)(a)	USD	125	114,796
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28 (Call 07/15/23)(b)	GBP	100	103,220

Security	Par (000)		Value

United Kingdom (continued)
Vmed O2 UK Financing I PLC
3.25%, 01/31/31 (Call 01/31/26)(b)	EUR	150	$132,110
4.25%, 01/31/31 (Call 01/31/26)(a)	USD	150	124,291
4.75%, 07/15/31 (Call 07/15/26)(a)	USD	175	148,831
Vodafone Group PLC
2.63%, 08/27/80 (Call 05/27/26)(b)(c)	EUR	100	98,837
3.00%, 08/27/80 (Call 05/27/30)(b)(c)	EUR	100	89,466
3.25%, 06/04/81 (Call 06/04/26), (5-year CMT + 2.447%)(c)	USD	65	57,481
4.13%, 06/04/81 (Call 04/04/31), (5-year CMT + 2.767%)(c)(d)	USD	120	96,562
4.20%, 10/03/78 (Call 07/03/28)(b)(c)	EUR	100	100,338
7.00%, 04/04/79 (Call 01/04/29), (5-year USD Swap + 4.873%)(c)	USD	230	234,048

			8,186,913

United States — 62.3%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	USD	95	79,748
6.00%, 08/01/29 (Call 08/01/24)(a)	USD	35	29,267
7.00%, 11/15/25 (Call 05/30/23)(a)(d)	USD	110	105,050
10.13%, 08/01/26 (Call 08/01/23)(a)	USD	60	61,093
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)	USD	60	48,892
5.13%, 03/01/30 (Call 03/01/25)(a)(d)	USD	85	70,338
Adient Global Holdings, 8.25%, 04/15/31 (Call 04/15/26)	USD	55	56,504
Adient Global Holdings Ltd.
3.50%, 08/15/24 (Call 05/15/24)(b)	EUR	15	15,308
7.00%, 04/15/28 (Call 04/15/25)	USD	50	51,308
ADT Security Corp. (The), 4.13%, 08/01/29 (Call 08/01/28)(a)	USD	110	96,458
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(a)	USD	65	66,788
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/23)(a)	USD	55	51,987
3.50%, 03/15/29 (Call 09/15/23)(a)(d)	USD	160	141,768
4.63%, 01/15/27 (Call 01/15/24)(a)	USD	205	198,081
4.88%, 02/15/30 (Call 02/15/25)(a)	USD	110	103,060
5.88%, 02/15/28 (Call 08/15/23)(a)	USD	75	74,063
6.50%, 02/15/28 (Call 02/15/25)(a)	USD	75	76,183
7.50%, 03/15/26 (Call 03/15/24)(a)	USD	100	103,255
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)(d)	USD	100	92,370
5.88%, 11/01/29 (Call 11/01/24)(a)	USD	55	47,752
6.75%, 10/15/27 (Call 10/15/23)(a)	USD	155	144,731
6.75%, 04/15/28 (Call 04/15/25)(a)(d)	USD	135	134,838
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(d)	USD	100	78,046
6.63%, 07/15/26 (Call 07/15/23)(a)	USD	220	211,750
9.75%, 07/15/27 (Call 07/15/23)(a)	USD	115	106,950
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28 (Call 06/01/24)(a)	USD	250	217,187
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl, 3.63%, 06/01/28 (Call 06/01/24)(b)	EUR	100	89,942
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)	USD	85	72,856

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
4.75%, 10/01/27 (Call 10/01/23)(a)	USD	60	$57,409
5.88%, 06/01/29 (Call 06/01/24)(a)(d)	USD	90	88,238
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/20/25)(d)	USD	80	77,700
6.70%, 02/14/33 (Call 11/16/32)	USD	60	54,030
Alpha Services and Holdings SA, 5.50%, 06/11/31 (Call 03/11/26)(b)(c)	EUR	100	89,047
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)(d)	USD	105	76,125
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	USD	135	93,555
4.75%, 08/01/25 (Call 08/01/23)	USD	110	102,025
American Airlines Group Inc., 3.75%, 03/01/25(a)	USD	40	37,605
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(a)	USD	65	63,213
11.75%, 07/15/25(a)	USD	315	346,405
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	USD	405	397,912
5.75%, 04/20/29(a)	USD	330	313,912
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)	USD	60	49,806
6.50%, 04/01/27 (Call 04/01/24)(d)	USD	70	64,869
6.88%, 07/01/28 (Call 07/01/23)	USD	50	45,058
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)	USD	60	51,671
4.00%, 01/15/28 (Call 01/15/24)(a)	USD	65	59,930
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	USD	75	72,934
5.63%, 05/20/24 (Call 03/20/24)	USD	35	34,817
5.75%, 05/20/27 (Call 02/20/27)	USD	75	70,922
5.88%, 08/20/26 (Call 05/20/26)	USD	70	67,693
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)	USD	80	74,797
5.75%, 03/01/27 (Call 03/01/24)(a)	USD	95	91,675
5.75%, 01/15/28 (Call 01/15/24)(a)	USD	80	77,500
7.88%, 05/15/26 (Call 05/15/23)(a)(d)	USD	60	61,606
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)(d)	USD	85	79,765
7.63%, 02/01/29 (Call 02/01/24)(a)	USD	41	41,968
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)(d)	USD	70	63,963
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)	USD	75	66,938
6.75%, 02/15/27 (Call 02/15/24)(a)	USD	90	90,099
Aramark Services Inc.
5.00%, 04/01/25 (Call 05/30/23)(a)	USD	80	79,294
5.00%, 02/01/28 (Call 02/01/24)(a)	USD	145	137,931
6.38%, 05/01/25 (Call 05/01/23)(a)	USD	145	145,524
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)	USD	115	99,029
6.13%, 12/01/28 (Call 12/01/23)(a)(d)	USD	50	43,375
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/24)(a)	USD	100	95,994
6.88%, 04/01/27 (Call 04/01/24)(a)	USD	50	49,277
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/23)(a)	USD	70	69,862
6.13%, 02/15/28 (Call 02/15/24)(a)(d)	USD	115	113,562

Security	Par (000)		Value

United States (continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28 (Call 05/15/24)(b)	EUR	100	$91,394
6.00%, 06/15/27 (Call 06/15/24)(a)	USD	75	74,770
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26 (Call 08/15/23)(b)	EUR	100	97,557
4.75%, 07/15/27 (Call 07/15/23)(b)	GBP	100	99,603
5.25%, 04/30/25 (Call 04/30/23)(a)	USD	75	73,809
5.25%, 08/15/27 (Call 08/15/23)(a)	USD	200	170,750
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/24)(d)	USD	61	56,001
4.63%, 11/15/29 (Call 11/15/24)(a)(d)	USD	70	62,312
4.75%, 03/01/30 (Call 03/01/25)(d)	USD	60	53,143
5.00%, 02/15/32 (Call 11/15/26)(a)(d)	USD	85	73,206
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)(d)	USD	65	57,990
7.00%, 11/01/26 (Call 11/01/23)(a)	USD	50	48,473
Ashland Services BV, 2.00%, 01/30/28 (Call 11/01/27)(b)	EUR	100	95,513
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30 (Call 04/01/25)(a)	USD	30	24,852
ASP Unifrax Holdings Inc.
5.25%, 09/30/28 (Call 09/30/24)(a)	USD	85	69,700
7.50%, 09/30/29 (Call 09/30/24)(a)	USD	50	36,850
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(a)	USD	75	65,122
7.00%, 08/15/25 (Call 05/30/23)(a)(d)	USD	50	49,575
Audacy Capital Corp.
6.50%, 05/01/27 (Call 05/01/23)(a)	USD	25	1,900
6.75%, 03/31/29 (Call 03/31/24)(a)	USD	25	1,920
Avantor Funding Inc.
2.63%, 11/01/25 (Call 11/01/23)(b)	EUR	100	105,227
3.88%, 11/01/29 (Call 11/01/24)(a)(d)	USD	80	71,340
4.63%, 07/15/28 (Call 07/15/23)(a)	USD	180	169,369
Avient Corp.
5.75%, 05/15/25 (Call 05/15/23)(a)	USD	50	49,975
7.13%, 08/01/30 (Call 08/01/25)(a)(d)	USD	100	102,398
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(d)	USD	50	44,875
5.38%, 03/01/29 (Call 03/01/24)(a)(d)	USD	90	81,718
5.75%, 07/15/27 (Call 07/15/23)(a)	USD	40	38,114
Avis Budget Finance PLC, 4.75%, 01/30/26 (Call 09/30/23)(b)	EUR	100	107,081
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25 (Call 05/08/23)(b)	EUR	100	108,305
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)	USD	75	65,088
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(d)	USD	50	48,255
B&G Foods Inc.
5.25%, 04/01/25 (Call 05/30/23)	USD	110	103,950
5.25%, 09/15/27 (Call 03/01/24)(d)	USD	80	70,122
Ball Corp.
1.50%, 03/15/27 (Call 12/15/26)	EUR	100	98,078
2.88%, 08/15/30 (Call 05/15/30)	USD	150	125,891
3.13%, 09/15/31 (Call 06/15/31)	USD	90	75,013
4.88%, 03/15/26 (Call 12/15/25)	USD	95	94,050
5.25%, 07/01/25(d)	USD	120	119,877
6.88%, 03/15/28 (Call 11/15/24)(d)	USD	90	93,605

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Bath & Body Works Inc.
5.25%, 02/01/28	USD	40	$38,227
6.63%, 10/01/30 (Call 10/01/25)(a)	USD	130	124,800
7.50%, 06/15/29 (Call 06/15/24)(d)	USD	65	66,275
Bausch Health Companies Inc., 6.25%, 02/15/29 (Call 02/15/24)(a)	USD	125	59,019
Bausch Health Cos. Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)	USD	200	131,972
5.25%, 01/30/30 (Call 01/30/25)(a)	USD	150	71,425
5.50%, 11/01/25 (Call 05/29/23)(a)	USD	220	191,400
5.75%, 08/15/27 (Call 08/15/23)(a)	USD	85	58,944
11.00%, 09/30/28(a)	USD	314	255,251
Belden Inc., 3.88%, 03/15/28 (Call 03/06/24)(b)	EUR	150	151,794
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/23)(a)(d)	USD	80	79,091
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	USD	125	113,367
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)	USD	125	112,760
3.50%, 06/01/31 (Call 03/01/31)	USD	105	85,575
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/23)(d)	USD	145	139,869
4.75%, 06/15/31 (Call 06/15/26)(a)	USD	75	68,843
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/23)(a)(d)	USD	80	74,800
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/23)(a)	USD	50	47,344
5.50%, 07/15/25 (Call 06/18/23)(a)	USD	75	74,477
Brookfield Property Finance ULC
4.00%, 09/30/26 (Call 08/30/26)	CAD	125	79,954
7.13%, 02/13/28 (Call 01/13/28)	CAD	75	51,897
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)	USD	80	66,195
5.75%, 05/15/26 (Call 05/15/23)(a)(d)	USD	100	90,959
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	USD	50	45,500
4.13%, 03/01/25 (Call 02/01/25)(a)	USD	75	71,973
4.13%, 12/01/27 (Call 09/01/27)	USD	35	31,397
4.50%, 03/01/28 (Call 12/01/27)(a)	USD	75	68,156
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(d)	USD	140	122,458
5.00%, 03/01/30 (Call 03/01/25)(a)	USD	85	79,547
6.38%, 06/15/32 (Call 06/15/27)(a)	USD	65	64,750
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(d)	USD	140	122,850
6.25%, 07/01/25 (Call 07/01/23)(a)	USD	355	356,017
7.00%, 02/15/30 (Call 02/15/26)(a)(d)	USD	230	232,293
8.13%, 07/01/27 (Call 07/01/23)(a)(d)	USD	210	214,200
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/23)(a)(d)	USD	110	111,224
Callon Petroleum Co.
7.50%, 06/15/30 (Call 06/15/25)(a)(d)	USD	75	71,273
8.00%, 08/01/28 (Call 08/01/24)(a)(d)	USD	75	74,029
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(d)	USD	110	93,495
4.50%, 02/15/28 (Call 02/15/24)(a)	USD	155	144,541
4.63%, 02/01/29 (Call 02/01/24)(a)	USD	65	56,332
5.00%, 02/01/31 (Call 02/01/26)(a)	USD	110	92,675
5.13%, 03/15/28 (Call 03/15/24)(a)	USD	150	138,716
5.25%, 06/01/26 (Call 06/01/23)(a)	USD	47	45,756

Security	Par (000)		Value

United States (continued)
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 04/15/24)(a)	USD	45	$46,195
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 07/22/24)(a)(d)	USD	60	56,850
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(a)	USD	250	268,750
Carnival PLC, 1.00%, 10/28/29 (Call 07/28/29)	EUR	100	55,956
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(a)	USD	50	20,331
5.50%, 04/15/27 (Call 04/15/24)(a)(d)	USD	45	19,350
5.63%, 10/01/25 (Call 10/01/23)(a)(d)	USD	55	34,739
5.88%, 10/01/28 (Call 10/01/23)(a)	USD	50	20,967
10.25%, 05/01/30 (Call 05/01/27)(a)	USD	230	126,097
Catalent Pharma Solutions Inc.
2.38%, 03/01/28 (Call 03/01/24)(b)	EUR	100	92,123
3.13%, 02/15/29 (Call 02/15/24)(a)(d)	USD	60	51,158
3.50%, 04/01/30 (Call 04/01/25)(a)	USD	95	81,557
5.00%, 07/15/27 (Call 07/15/23)(a)	USD	50	48,000
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)	USD	300	246,637
4.25%, 01/15/34 (Call 01/15/28)(a)	USD	235	180,362
4.50%, 08/15/30 (Call 02/15/25)(a)	USD	335	282,268
4.50%, 05/01/32 (Call 05/01/26)	USD	360	288,000
4.50%, 06/01/33 (Call 06/01/27)(a)	USD	205	162,949
4.75%, 03/01/30 (Call 09/01/24)(a)	USD	360	309,600
4.75%, 02/01/32 (Call 02/01/27)(a)(d)	USD	120	99,150
5.00%, 02/01/28 (Call 08/01/23)(a)	USD	290	268,612
5.13%, 05/01/27 (Call 05/01/23)(a)	USD	380	359,100
5.38%, 06/01/29 (Call 06/01/24)(a)	USD	150	137,437
5.50%, 05/01/26 (Call 05/01/23)(a)	USD	70	68,744
6.38%, 09/01/29 (Call 09/01/25)(a)(d)	USD	160	152,456
7.38%, 03/01/31 (Call 03/01/26)(a)(d)	USD	130	127,400
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(a)(d)	USD	145	139,742
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	USD	70	65,085
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/24)(d)	USD	60	57,468
5.50%, 05/01/25 (Call 05/01/23)(a)	USD	75	74,771
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	USD	50	42,931
4.13%, 04/30/31 (Call 04/30/26)(a)(d)	USD	55	46,269
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)	USD	50	43,916
6.75%, 06/01/27 (Call 06/01/23)	USD	50	50,325
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)(d)	USD	50	43,896
4.00%, 03/15/31 (Call 03/15/26)(a)	USD	40	34,828
4.25%, 05/01/28 (Call 05/01/23)(a)	USD	75	68,580
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(a)	USD	164	169,591
9.50%, 01/01/31 (Call 01/01/26)(a)	USD	75	79,406
Chemours Co. (The)
4.00%, 05/15/26 (Call 05/15/23)	EUR	100	101,396
4.63%, 11/15/29 (Call 11/15/24)(a)	USD	80	65,741
5.38%, 05/15/27 (Call 02/15/27)	USD	75	69,758
5.75%, 11/15/28 (Call 11/15/23)(a)(d)	USD	60	53,025
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/24)(a)	USD	30	29,688
5.88%, 02/01/29 (Call 02/05/24)(a)	USD	57	54,528

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
6.75%, 04/15/29 (Call 04/15/24)(a)	USD	125	$123,750
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)	USD	120	96,636
5.25%, 05/15/30 (Call 05/15/25)(a)	USD	190	158,260
5.63%, 03/15/27 (Call 12/15/23)(a)(d)	USD	230	212,462
6.00%, 01/15/29 (Call 01/15/24)(a)	USD	80	70,900
6.13%, 04/01/30 (Call 04/01/25)(a)	USD	165	117,265
6.88%, 04/01/28 (Call 04/01/24)(a)	USD	85	62,187
6.88%, 04/15/29 (Call 04/15/24)(a)	USD	190	140,600
8.00%, 03/15/26 (Call 03/15/24)(a)(d)	USD	235	232,711
8.00%, 12/15/27 (Call 12/15/23)(a)	USD	74	73,366
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/24)(a)	USD	90	85,401
5.50%, 04/01/27 (Call 04/01/24)(a)	USD	75	73,194
6.75%, 05/01/31	USD	40	40,262
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(d)	USD	85	76,018
5.88%, 03/15/26 (Call 03/15/24)(a)	USD	60	57,225
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/23)(a)	USD	75	75,328
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(d)	USD	90	87,896
7.00%, 06/15/25 (Call 06/15/23)(a)	USD	145	144,275
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/23)(a)	USD	57	57,132
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 05/15/23)(a)(d)	USD	100	99,430
8.50%, 05/15/27 (Call 05/15/23)(a)(d)	USD	145	145,883
Clarios Global LP/Clarios US Finance Co., 4.38%, 05/15/26 (Call 05/15/23)(b)	EUR	100	105,350
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)	USD	110	98,893
4.88%, 07/01/29 (Call 06/30/24)(a)(d)	USD	110	99,137
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/23)(a)	USD	75	72,689
6.38%, 02/01/31 (Call 02/01/26)(a)	USD	60	61,275
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/23)(a)(d)	USD	155	139,889
7.50%, 06/01/29 (Call 06/01/24)(a)(d)	USD	100	74,000
7.75%, 04/15/28 (Call 04/15/24)(a)(d)	USD	125	94,559
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(d)	USD	95	81,314
4.75%, 03/15/28 (Call 03/15/24)(a)(d)	USD	110	104,857
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 06/01/23)(d)	USD	95	93,069
6.75%, 03/15/26 (Call 03/15/24)(a)	USD	65	66,105
6.75%, 04/15/30 (Call 04/15/26)	USD	90	87,566
Cloud Software Group Inc., 9.00%, 09/30/29 (Call 09/30/25)(d)	USD	359	308,187
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(a)(d)	USD	65	63,632
8.75%, 04/15/30 (Call 04/15/25)(a)	USD	120	110,692
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)	USD	65	60,125
7.38%, 01/15/31 (Call 01/15/26)(a)	USD	70	67,550
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)	USD	130	78,285
3.63%, 10/01/31 (Call 10/01/26)(a)	USD	105	58,616
Colgate Energy Partners III LLC, 5.88%, 07/01/29 (Call 07/01/24)(a)	USD	95	89,537
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)(d)	USD	140	113,056

Security	Par (000)		Value

United States (continued)
6.00%, 03/01/26 (Call 03/01/24)(a)	USD	190	$181,526
7.13%, 07/01/28 (Call 07/01/23)(a)(d)	USD	85	60,988
8.25%, 03/01/27 (Call 03/01/24)(a)(d)	USD	100	77,500
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/24)(a)	USD	90	61,875
6.00%, 06/15/25 (Call 06/15/23)(a)(d)	USD	156	146,640
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)(d)	USD	125	112,494
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)	USD	135	116,044
6.75%, 03/01/29 (Call 03/01/24)(a)	USD	140	126,671
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(a)	USD	235	195,344
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)(d)	USD	60	43,950
6.50%, 10/01/28 (Call 10/01/23)(a)	USD	85	66,163
Constellium SE
3.13%, 07/15/29 (Call 07/15/24)(b)	EUR	100	90,472
3.75%, 04/15/29 (Call 04/15/24)(a)(d)	USD	75	64,891
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(a)(d)	USD	60	45,600
Coty Inc.
3.88%, 04/15/26 (Call 04/15/24)(b)	EUR	100	105,523
5.00%, 04/15/26 (Call 04/15/24)(a)	USD	120	117,246
6.50%, 04/15/26 (Call 04/15/24)(a)(d)	USD	35	34,847
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	USD	60	56,617
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)	USD	90	80,242
5.00%, 09/01/30 (Call 09/01/25)	USD	55	48,606
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)	USD	150	140,050
Crescent Energy Finance LLC, 9.25%, 02/15/28 (Call 02/15/25)(a)(d)	USD	55	54,948
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/23)(a)	USD	75	71,947
5.75%, 04/01/25 (Call 05/30/23)	USD	55	54,228
6.00%, 02/01/29 (Call 02/01/24)(a)	USD	70	65,975
7.38%, 02/01/31 (Call 02/01/26)(a)	USD	65	65,000
8.00%, 04/01/29 (Call 04/01/24)(a)(d)	USD	35	35,613
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(d)	USD	45	43,763
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	USD	60	57,849
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/24)(d)	USD	75	73,648
Crown European Holdings SA
2.63%, 09/30/24 (Call 03/30/24)(b)	EUR	100	107,505
2.88%, 02/01/26 (Call 08/01/25)(b)	EUR	100	105,668
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)	USD	45	42,670
5.63%, 10/15/25 (Call 10/15/23)(a)	USD	150	148,125
CSC Holdings LLC
4.13%, 12/01/30 (Call 12/01/25)(a)	USD	125	89,660
4.50%, 11/15/31 (Call 11/15/26)(a)	USD	175	122,887
4.63%, 12/01/30 (Call 12/01/25)(a)	USD	275	134,084
5.00%, 11/15/31 (Call 11/15/26)(a)	USD	60	28,670
5.25%, 06/01/24	USD	100	97,500
5.38%, 02/01/28 (Call 02/01/24)(a)(d)	USD	125	102,500

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
5.50%, 04/15/27 (Call 04/15/24)(a)	USD	125	$106,875
5.75%, 01/15/30 (Call 01/15/25)(a)	USD	250	127,500
6.50%, 02/01/29 (Call 02/01/24)(a)(d)	USD	200	167,000
7.50%, 04/01/28 (Call 04/01/24)(a)(d)	USD	125	78,125
11.25%, 05/15/28 (Call 05/15/25)(a)	USD	125	124,531
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(a)	USD	78	30,801
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/24)(a)(d)	USD	65	62,899
5.75%, 02/15/28 (Call 02/15/24)(a)	USD	45	40,212
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 05/29/23)(a)	USD	50	49,511
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	USD	50	40,679
5.38%, 11/15/27 (Call 11/15/23)(d)	USD	65	61,117
5.63%, 06/15/28 (Call 06/15/23)	USD	45	41,647
Darling Global Finance BV, 3.63%, 05/15/26 (Call 05/15/23)(b)	EUR	100	107,252
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 04/15/24)(a)	USD	75	73,510
6.00%, 06/15/30 (Call 06/15/25)(a)(d)	USD	105	103,950
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	USD	175	141,213
4.63%, 06/01/30 (Call 06/01/25)(a)	USD	325	282,963
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	USD	120	116,046
3.75%, 10/28/29 (Call 07/28/29)(d)	USD	60	53,918
4.38%, 04/19/28 (Call 01/19/28)	USD	65	61,263
7.38%, 01/15/26 (Call 12/15/25)(d)	USD	90	94,863
Diebold Nixdorf Inc.
8.50%, 10/15/26 (Call 05/22/23)(a)	USD	16	2,823
9.38%, 07/15/25 (Call 05/15/23)(a)(d)	USD	56	25,693
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	USD	425	372,937
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)	USD	310	236,762
5.75%, 12/01/28 (Call 12/01/27)(a)	USD	300	213,750
5.88%, 11/15/24	USD	225	186,387
7.38%, 07/01/28 (Call 07/01/23)	USD	105	52,566
7.75%, 07/01/26	USD	225	129,937
5.13%, 06/01/29	USD	165	74,962
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(a)	USD	413	390,801
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)(d)	USD	65	40,950
4.75%, 02/15/28 (Call 08/15/27)	USD	60	36,975
9.75%, 06/15/25 (Call 06/15/23)	USD	55	52,594
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	USD	55	52,828
4.35%, 04/15/29 (Call 01/15/29)	USD	50	45,675
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)	USD	135	119,718
4.38%, 06/15/31 (Call 06/15/26)(a)	USD	115	100,046
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)	USD	65	57,931
5.50%, 06/01/28 (Call 06/01/23)(a)	USD	105	100,849
Edison International, 8.13%, 06/15/53 (Call 03/15/28), (5-year CMT + 3.864%)(c)	USD	50	51,438
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/24)	USD	80	75,567
4.63%, 04/01/31 (Call 03/30/26)	USD	60	53,820

Security	Par (000)		Value

United States (continued)
4.75%, 02/01/30 (Call 02/01/25)	USD	80	$73,685
Encore Capital Group Inc., 4.25%, 06/01/28 (Call 06/01/24)(b)	GBP	100	97,430
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/24)(a)(d)	USD	100	99,631
Energizer Gamma Acquisition BV, 3.50%, 06/30/29 (Call 06/16/24)(b)	EUR	100	86,738
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)	USD	90	78,656
4.75%, 06/15/28 (Call 07/01/23)(a)	USD	85	76,697
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)(d)	USD	50	48,332
5.63%, 01/15/28 (Call 07/15/27)(a)	USD	50	49,250
6.50%, 09/01/30 (Call 03/01/30)(a)(d)	USD	120	121,509
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(d)	USD	56	54,232
4.85%, 07/15/26 (Call 04/15/26)	USD	65	63,319
Enstar Finance LLC, 5.50%, 01/15/42 (Call 01/15/27), (5-year CMT + 4.006%)(c)	USD	60	43,783
Entegris Escrow Corp.
4.75%, 04/15/29 (Call 01/15/29)(a)(d)	USD	175	162,750
5.95%, 06/15/30 (Call 06/15/25)(a)	USD	100	95,000
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(d)	USD	60	51,378
4.38%, 04/15/28 (Call 04/15/24)(a)	USD	50	45,707
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)	USD	35	31,806
4.50%, 01/15/29 (Call 07/15/28)(a)(d)	USD	80	68,135
4.75%, 01/15/31 (Call 07/15/30)(a)(d)	USD	135	110,741
5.50%, 07/15/28 (Call 04/15/28)	USD	85	77,456
6.00%, 07/01/25 (Call 04/01/25)(a)	USD	60	58,887
6.50%, 07/01/27 (Call 01/01/27)(a)	USD	100	97,510
7.50%, CALL, 06/01/27 (Call 06/01/24)(a)	USD	65	64,657
7.50%, CALL, 06/01/30 (Call 12/01/29)(a)	USD	75	72,844
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/23)(a)	USD	75	70,020
5.25%, 05/15/26 (Call 02/15/26)(a)	USD	60	59,917
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/24)(a)	USD	90	83,700
5.88%, 04/01/29 (Call 04/01/24)(a)	USD	95	80,275
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(a)(d)	USD	100	87,384
6.75%, 01/15/30 (Call 01/15/25)(a)	USD	140	113,400
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(a)	USD	75	68,461
5.63%, 01/01/30 (Call 01/01/25)(a)	USD	60	55,828
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	USD	80	68,990
Series B, 2.25%, 09/01/30 (Call 06/01/30)	USD	60	49,904
Series B, 4.15%, 07/15/27 (Call 04/15/27)	USD	165	160,462
Ford Credit Canada Co, 2.96%, 09/16/26 (Call 08/16/26)	CAD	100	65,509
Ford Credit Canada Co.
4.46%, 11/13/24	CAD	50	35,884
7.00%, 02/10/26	CAD	150	111,098
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	USD	280	217,350
4.35%, 12/08/26 (Call 09/08/26)	USD	25	24,149
6.10%, 08/19/32 (Call 05/19/32)(d)	USD	195	186,238

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Ford Motor Credit Co. LLC
1.74%, 07/19/24	EUR	200	$211,227
2.30%, 02/10/25 (Call 01/10/25)	USD	25	23,316
2.33%, 11/25/25	EUR	100	102,438
2.39%, 02/17/26	EUR	100	101,930
2.70%, 08/10/26 (Call 07/10/26)	USD	210	186,375
2.90%, 02/16/28 (Call 12/16/27)	USD	200	172,750
2.90%, 02/10/29 (Call 12/10/28)	USD	100	82,841
3.25%, 09/15/25	EUR	100	105,320
3.38%, 11/13/25 (Call 10/13/25)	USD	200	185,770
3.63%, 06/17/31 (Call 03/17/31)	USD	25	20,603
3.82%, 11/02/27 (Call 08/02/27)	USD	120	107,791
4.00%, 11/13/30 (Call 08/13/30)(d)	USD	200	171,500
4.06%, 11/01/24 (Call 10/01/24)	USD	225	218,900
4.13%, 08/04/25	USD	25	23,746
4.27%, 01/09/27 (Call 11/09/26)	USD	200	185,464
4.39%, 01/08/26	USD	200	189,525
4.54%, 08/01/26 (Call 06/01/26)	USD	100	94,301
4.69%, 06/09/25 (Call 04/09/25)	USD	50	48,327
4.87%, 08/03/27	EUR	100	106,966
4.95%, 05/28/27 (Call 04/28/27)	USD	200	189,760
5.11%, 05/03/29 (Call 02/03/29)	USD	235	220,418
5.13%, 06/16/25 (Call 05/16/25)	USD	365	355,682
6.80%, 05/12/28 (Call 04/12/28)	USD	200	200,120
6.86%, 06/05/26	GBP	100	125,215
6.95%, 03/06/26 (Call 02/06/26)	USD	150	151,364
7.35%, 11/04/27 (Call 10/04/27)	USD	175	180,447
7.35%, 03/06/30 (Call 01/06/30)	USD	50	51,252
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)	USD	135	123,862
6.50%, 10/01/25 (Call 10/01/23)(a)	USD	56	55,317
9.75%, 08/01/27 (Call 08/01/23)(a)	USD	45	46,973
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)(d)	USD	85	68,850
7.63%, 05/01/26 (Call 05/01/23)(a)	USD	70	59,850
8.13%, 11/15/24 (Call 05/30/23)(a)	USD	20	19,323
8.25%, 04/15/25 (Call 05/30/23)(a)(d)	USD	80	74,400
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)(d)	USD	190	166,725
5.88%, 10/15/27 (Call 10/15/23)(a)(d)	USD	135	124,213
5.88%, 11/01/29 (Call 11/01/24)	USD	75	57,186
6.00%, 01/15/30 (Call 10/15/24)(a)	USD	115	87,975
6.75%, 05/01/29 (Call 05/01/24)(a)(d)	USD	85	68,446
8.63%, 03/15/31 (Call 03/15/26)(a)	USD	90	87,525
8.75%, 05/15/30 (Call 05/15/25)(a)	USD	125	123,594
FXI Holdings Inc.
7.88%, 11/01/24 (Call 05/30/23)(a)(d)	USD	54	49,529
12.25%, 11/15/26 (Call 11/15/23)(a)(d)	USD	84	75,297
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)	USD	95	67,272
3.88%, 10/01/31 (Call 10/01/26)(a)(d)	USD	89	62,105
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)	USD	65	57,668
3.75%, 10/01/30 (Call 10/01/25)(a)	USD	100	87,125
4.50%, 07/01/28 (Call 07/01/23)(a)(d)	USD	85	80,163
Gen Digital Inc., 5.00%, 04/15/25 (Call 05/09/23)(a)	USD	125	123,613
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 10/01/23)	USD	80	78,200
7.75%, 02/01/28 (Call 02/01/24)	USD	90	88,650
8.00%, 01/15/27 (Call 01/15/24)	USD	130	129,806

Security	Par (000)		Value

United States (continued)
8.88%, 04/15/30 (Call 04/15/26)	USD	30	$30,068
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26), (5-year CMT + 3.796%)(a)(c)(d)	USD	95	76,435
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	USD	85	73,704
5.25%, 12/01/27 (Call 06/01/23)(a)	USD	65	62,522
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(d)	USD	75	71,006
5.00%, 05/31/26 (Call 05/31/23)(d)	USD	115	111,779
5.00%, 07/15/29 (Call 04/15/29)(d)	USD	120	106,599
5.25%, 04/30/31 (Call 01/30/31)(d)	USD	60	52,229
5.25%, 07/15/31 (Call 04/15/31)	USD	65	56,063
5.63%, 04/30/33 (Call 01/30/33)	USD	55	47,532
9.50%, 05/31/25 (Call 05/31/23)	USD	70	71,902
Grand Canyon University
4.13%, 10/01/24	USD	75	71,442
5.13%, 10/01/28 (Call 08/01/28)	USD	60	54,429
Graphic Packaging International LLC
3.50%, 03/15/28(a)	USD	60	54,739
3.75%, 02/01/30 (Call 08/01/29)(a)	USD	55	49,122
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(a)(d)	USD	145	93,162
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(d)	USD	85	54,639
5.88%, 07/15/26 (Call 07/15/23)(a)	USD	100	85,000
7.00%, 05/15/27 (Call 05/15/23)(a)	USD	75	60,659
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/24)	USD	115	105,579
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/23)(a)	USD	25	24,445
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)	USD	150	129,750
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(a)(d)	USD	100	94,375
9.00%, 02/15/31 (Call 02/15/26)(a)(d)	USD	75	76,674
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)	USD	130	115,050
6.00%, 04/15/25 (Call 04/15/24)(a)(d)	USD	50	48,651
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)(d)	USD	150	139,762
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 05/29/23)(a)	USD	65	62,327
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/23)(a)	USD	135	128,682
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)(d)	USD	60	54,156
5.00%, 12/01/29 (Call 12/01/24)(a)	USD	125	102,417
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)	USD	95	84,423
5.13%, 06/15/28 (Call 06/15/23)(a)	USD	45	42,709
5.50%, 10/15/30 (Call 10/15/25)(a)	USD	35	32,743
5.63%, 02/15/26 (Call 02/15/24)(a)	USD	75	73,973
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)	USD	80	74,727
6.00%, 04/15/30 (Call 04/15/25)(a)	USD	70	65,420
6.00%, 02/01/31 (Call 02/01/26)(a)	USD	80	74,180
6.25%, 11/01/28 (Call 11/01/23)(a)	USD	50	47,972
6.25%, 04/15/32 (Call 04/15/27)(a)	USD	50	46,639
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	USD	165	140,855
3.75%, 05/01/29 (Call 05/01/24)(a)	USD	100	90,125
4.00%, 05/01/31 (Call 05/01/26)(a)(d)	USD	125	110,469
4.88%, 01/15/30 (Call 01/15/25)(d)	USD	130	123,451

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
5.38%, 05/01/25 (Call 05/01/23)(a)(d)	USD	35	$34,956
5.75%, 05/01/28 (Call 05/01/23)(a)	USD	75	74,796
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	USD	55	48,125
5.00%, 06/01/29 (Call 06/01/24)(a)	USD	105	95,025
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/24)	USD	85	83,894
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)	USD	80	61,113
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)	USD	125	112,613
4.63%, 02/01/28 (Call 02/01/24)(a)	USD	50	48,625
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	USD	90	76,170
4.38%, 02/01/31 (Call 02/01/26)(a)	USD	90	73,463
5.38%, 08/01/28 (Call 08/01/23)(a)	USD	75	67,875
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	USD	100	89,976
5.13%, 10/01/24 (Call 07/01/24)	USD	111	111,081
6.88%, 05/01/25 (Call 04/01/25)	USD	55	56,618
Hub International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(a)(d)	USD	65	57,999
7.00%, 05/01/26 (Call 05/01/23)(a)	USD	150	149,314
Hughes Satellite Systems Corp.
5.25%, 08/01/26	USD	70	66,947
6.63%, 08/01/26(d)	USD	75	70,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	USD	85	74,702
4.75%, 09/15/24 (Call 06/15/24)	USD	75	74,063
5.25%, 05/15/27 (Call 11/15/26)	USD	167	157,461
6.25%, 05/15/26 (Call 05/15/23)	USD	155	152,678
6.38%, 12/15/25 (Call 05/30/23)	USD	70	69,464
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/24)(a)(d)	USD	75	58,313
5.25%, 08/15/27 (Call 08/15/23)(a)	USD	95	74,908
6.38%, 05/01/26 (Call 05/01/23)	USD	75	64,133
8.38%, 05/01/27 (Call 05/01/23)(d)	USD	145	94,944
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)(d)	USD	225	194,839
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(a)	USD	75	71,724
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)	USD	340	314,783
International Game Technology PLC
3.50%, 06/15/26 (Call 06/15/23)(b)	EUR	150	160,221
4.13%, 04/15/26 (Call 04/15/24)(a)	USD	100	96,354
5.25%, 01/15/29 (Call 01/15/24)(a)	USD	100	96,037
6.25%, 01/15/27 (Call 07/15/26)(a)	USD	85	86,169
6.50%, 02/15/25 (Call 08/15/24)(a)	USD	90	91,115
IQVIA Inc.
2.88%, 09/15/25 (Call 05/08/23)(b)	EUR	100	107,037
2.88%, 06/15/28 (Call 06/15/23)(b)	EUR	300	290,928
5.00%, 10/15/26 (Call 10/15/23)(a)	USD	50	49,125
5.00%, 05/15/27 (Call 05/15/23)(a)	USD	185	180,455
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	USD	110	95,951
4.88%, 09/15/27 (Call 09/15/23)(a)(d)	USD	110	105,273
4.88%, 09/15/29 (Call 09/15/24)(a)	USD	95	86,806
5.00%, 07/15/28 (Call 07/15/23)(a)	USD	65	61,181
5.25%, 03/15/28 (Call 12/27/23)(a)(d)	USD	115	110,623

Security	Par (000)		Value

United States (continued)
5.25%, 07/15/30 (Call 07/15/25)(a)(d)	USD	160	$147,680
5.63%, 07/15/32 (Call 07/15/26)(a)	USD	60	54,735
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)	USD	105	92,394
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 05/08/23)(b)	GBP	100	119,328
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	USD	140	116,158
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	USD	180	165,383
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	USD	125	105,300
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 05/30/23)(a)	USD	50	48,277
4.88%, 12/15/27 (Call 12/15/23)(a)	USD	50	43,708
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(d)	USD	60	47,550
4.63%, 03/01/28 (Call 03/01/24)(a)	USD	75	65,938
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	USD	80	63,700
4.75%, 02/01/30 (Call 09/01/24)	USD	75	57,823
5.00%, 03/01/31 (Call 03/01/26)	USD	61	46,221
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/23)(a)	USD	100	98,465
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(a)(d)	USD	125	119,778
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26 (Call 03/01/24)(b)	EUR	100	57,960
Kohl’s Corp., 4.63%, 05/01/31 (Call 02/01/31)(d)	USD	75	51,001
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)	USD	70	64,647
6.75%, 07/15/26 (Call 07/15/23)(a)	USD	90	89,116
8.25%, 11/01/29 (Call 11/01/24)(a)	USD	45	39,065
10.50%, 07/15/27 (Call 07/15/23)(a)	USD	85	80,750
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/24)(a)	USD	95	80,987
4.75%, 06/15/29 (Call 06/15/24)(a)	USD	78	61,790
5.25%, 10/01/25 (Call 05/15/23)(a)	USD	4	3,760
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(d)	USD	80	68,752
3.75%, 02/15/28 (Call 02/15/24)	USD	50	46,253
4.00%, 02/15/30 (Call 02/15/25)	USD	60	53,819
4.88%, 01/15/29 (Call 01/15/24)(d)	USD	50	47,511
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)	USD	130	118,989
4.38%, 01/31/32 (Call 01/31/27)(a)	USD	70	63,948
4.88%, 05/15/28 (Call 11/15/27)(a)	USD	65	63,881
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/24)(d)	USD	50	50,375
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)(d)	USD	75	70,965
3.20%, 08/08/24 (Call 07/08/24)	USD	200	194,000
3.50%, 08/18/26 (Call 06/18/26)	USD	110	103,140
3.90%, 08/08/29 (Call 05/08/29)	USD	75	68,353
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(a)(d)	USD	95	75,762
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)	USD	125	106,052
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	USD	100	85,750
6.75%, 10/15/27 (Call 10/15/23)(a)	USD	140	133,534
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)	USD	65	35,978
6.50%, 11/01/25 (Call 11/01/23)(a)	USD	75	53,063

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 05/30/23)(a)	USD	60	$50,875
6.75%, 04/15/25 (Call 04/15/24)(a)(d)	USD	35	33,688
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)	USD	110	61,863
3.75%, 07/15/29 (Call 01/15/24)(a)	USD	115	64,688
3.88%, 11/15/29 (Call 08/15/29)(a)(d)	USD	75	54,750
4.25%, 07/01/28 (Call 07/01/23)(a)	USD	125	72,813
4.63%, 09/15/27 (Call 09/15/23)(a)	USD	120	74,130
10.50%, 05/15/30 (Call 05/15/26)(a)	USD	120	114,900
Liberty Mutual Group Inc.
3.63%, 05/23/59 (Call 05/23/24)(b)(c)	EUR	100	100,937
4.13%, 12/15/51 (Call 12/15/26), (5-year CMT + 3.315%)(a)(c)	USD	75	60,465
4.30%, 02/01/61 (Call 02/03/26)(a)	USD	75	45,956
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/24)(a)	USD	103	100,811
8.00%, 04/15/26 (Call 02/01/24)(a)(d)	USD	70	69,650
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)	USD	45	28,238
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(d)	USD	120	103,828
4.38%, 01/15/31 (Call 10/15/25)(a)	USD	40	34,400
4.63%, 12/15/27 (Call 12/15/23)(a)(d)	USD	50	46,737
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)(d)	USD	60	53,911
4.75%, 10/15/27 (Call 10/15/23)(a)(d)	USD	120	111,300
4.88%, 11/01/24 (Call 05/30/23)(a)(d)	USD	75	74,761
6.50%, 05/15/27 (Call 05/15/23)(a)	USD	135	137,472
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)(d)	USD	70	62,678
4.38%, 05/15/31 (Call 05/15/26)(a)	USD	35	31,025
4.63%, 11/15/27 (Call 11/15/23)(a)	USD	45	42,454
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/24)(a)	USD	150	99,750
4.50%, 01/15/29 (Call 01/15/24)(a)(d)	USD	55	23,375
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(a)(d)	USD	65	59,542
5.88%, 03/15/30 (Call 03/15/25)(a)(d)	USD	60	53,453
6.13%, 03/15/32 (Call 03/15/27)(a)(d)	USD	45	39,580
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)	USD	75	66,063
5.88%, 06/30/29 (Call 06/30/24)(a)	USD	130	102,332
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00%, 04/15/25 (Call 04/15/24)(a)	USD	71	58,930
11.50%, 12/15/28 (Call 06/15/27)(a)(d)	USD	75	59,209
Matador Resources Co., 6.88%, 04/15/28 (Call 04/15/25)(a)	USD	25	25,146
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(d)	USD	60	48,817
4.13%, 08/01/30 (Call 05/01/25)(a)	USD	60	51,591
4.63%, 06/01/28 (Call 06/01/23)(a)(d)	USD	60	55,350
5.00%, 12/15/27 (Call 12/15/23)(a)	USD	50	47,063
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/24)(a)	USD	65	61,425
3.75%, 04/01/29 (Call 04/01/24)(a)(d)	USD	65	58,663
5.88%, 12/15/27 (Call 12/15/23)(a)(d)	USD	35	35,179
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/26 (Call 08/15/24)(a)	USD	325	329,530
9.25%, 04/15/27 (Call 10/15/24)(a)	USD	135	128,332

Security	Par (000)		Value

United States (continued)
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)	USD	100	$88,912
8.00%, 08/01/29 (Call 08/01/24)(a)	USD	95	82,040
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(d)	USD	85	70,788
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)	USD	50	45,126
6.00%, 06/01/25 (Call 03/01/25)	USD	60	60,686
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	USD	47	44,973
4.75%, 10/15/28 (Call 07/15/28)(d)	USD	90	84,754
5.50%, 04/15/27 (Call 01/15/27)	USD	86	84,090
5.75%, 06/15/25 (Call 03/15/25)	USD	90	89,851
6.75%, 05/01/25 (Call 05/01/23)(d)	USD	60	60,644
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(a)(d)	USD	90	74,049
7.88%, 05/01/29 (Call 04/01/24)(a)	USD	165	110,643
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)	USD	50	40,905
6.50%, 05/01/28 (Call 05/01/24)(a)	USD	115	103,787
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(a)(d)	USD	265	218,201
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	USD	60	48,318
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/23)(a)(d)	USD	50	47,813
Mohegan Gaming & Entertainment, 8.00%, 02/01/26 (Call 02/01/24)(a)(d)	USD	100	89,500
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)(d)	USD	90	79,200
3.88%, 05/15/32 (Call 02/15/32)(a)(d)	USD	85	72,930
4.38%, 06/15/28 (Call 06/15/23)(a)	USD	55	51,563
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/24)(a)(d)	USD	70	65,605
10.50%, 05/15/27 (Call 05/15/23)(a)	USD	75	72,976
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(a)	USD	505	441,875
5.25%, 10/01/29 (Call 10/01/24)(a)(d)	USD	290	250,814
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	USD	125	95,625
5.75%, 11/01/28 (Call 11/01/23)(a)(d)	USD	140	88,200
MPT Operating Partnership LP/MPT Finance Corp.
3.33%, 03/24/25 (Call 12/24/24)	EUR	100	94,743
3.38%, 04/24/30 (Call 01/24/30)	GBP	125	99,804
3.50%, 03/15/31 (Call 03/15/26)	USD	160	108,952
4.63%, 08/01/29 (Call 08/01/24)(d)	USD	100	75,996
5.00%, 10/15/27 (Call 09/07/23)	USD	175	147,184
5.25%, 08/01/26 (Call 08/01/23)(d)	USD	40	35,690
Murphy Oil Corp.
5.88%, 12/01/27 (Call 12/01/23)	USD	30	29,618
6.38%, 07/15/28 (Call 07/15/24)(d)	USD	60	59,773
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(d)	USD	80	68,730
4.75%, 09/15/29 (Call 09/15/24)	USD	50	46,547
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(d)	USD	45	43,835
7.38%, 05/15/27 (Call 05/15/24)(a)	USD	60	58,200
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 07/15/23)(a)	USD	60	56,640
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	USD	80	65,825
5.50%, 08/15/28 (Call 08/15/23)(a)	USD	75	66,938

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
5.75%, 11/15/31 (Call 11/15/26)(a)(d)	USD	85	$71,015
6.00%, 01/15/27 (Call 01/15/24)(a)	USD	65	61,463
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	USD	55	47,226
5.00%, 03/15/27 (Call 09/15/26)	USD	85	76,490
5.50%, 03/15/29 (Call 06/15/28)	USD	90	77,609
5.88%, 10/25/24	USD	50	49,142
6.75%, 06/25/25	USD	75	73,940
6.75%, 06/15/26	USD	50	48,883
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/23)(a)(d)	USD	50	47,035
5.88%, 03/15/26 (Call 12/15/25)(a)(d)	USD	180	155,250
5.88%, 02/15/27 (Call 02/15/24)(a)(d)	USD	120	112,962
7.75%, 02/15/29 (Call 11/15/28)(a)(d)	USD	80	68,378
8.38%, 02/01/28 (Call 02/01/25)(a)	USD	65	65,672
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(d)	USD	50	40,433
NCR Corp.
5.00%, 10/01/28 (Call 08/20/23)(a)	USD	95	83,032
5.13%, 04/15/29 (Call 04/15/24)(a)	USD	135	116,772
5.25%, 10/01/30 (Call 10/01/25)(a)	USD	40	33,623
5.75%, 09/01/27 (Call 09/01/23)(a)(d)	USD	40	39,153
6.13%, 09/01/29 (Call 09/01/24)(a)(d)	USD	60	58,838
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(a)	USD	295	277,669
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/24)(a)	USD	185	170,200
6.75%, 09/15/25 (Call 09/15/23)(a)	USD	150	143,166
Newell Brands Inc.
4.70%, 04/01/26 (Call 01/01/26)	USD	220	210,100
4.88%, 06/01/25 (Call 05/01/25)	USD	75	72,949
6.38%, 09/15/27 (Call 06/15/27)(d)	USD	60	59,145
6.63%, 09/15/29 (Call 06/15/29)(d)	USD	60	59,307
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(a)	USD	110	97,661
5.13%, 02/15/32 (Call 02/15/27)(a)(d)	USD	60	55,500
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(d)	USD	120	105,277
5.63%, 07/15/27 (Call 07/15/23)(a)	USD	200	187,836
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	USD	75	70,318
4.25%, 07/15/24 (Call 04/15/24)(a)	USD	40	39,377
4.50%, 09/15/27 (Call 06/15/27)(a)	USD	60	56,541
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(a)(d)	USD	60	54,623
6.88%, 08/15/28 (Call 08/15/23)(a)	USD	245	213,854
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/24)(a)	USD	245	236,103
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/26 (Call 08/16/26)(a)	USD	125	106,677
Nissan Motor Acceptance Corp.
2.00%, 03/09/26 (Call 02/09/26)(a)	USD	50	44,035
2.75%, 03/09/28 (Call 01/09/28)(a)	USD	75	62,453
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/24)(a)	USD	110	102,630
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)	USD	50	37,113
4.38%, 04/01/30 (Call 01/01/30)(d)	USD	55	43,093
NortonLifeLock Inc.
6.75%, 09/30/27 (Call 09/30/24)(a)(d)	USD	110	110,873
7.13%, 09/30/30 (Call 09/30/25)(a)(d)	USD	65	65,325

Security	Par (000)		Value

United States (continued)
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(a)	USD	80	$73,045
3.88%, 08/15/31 (Call 08/15/26)(a)	USD	95	79,428
4.75%, 01/30/30 (Call 01/30/25)(a)	USD	195	176,061
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 (Call 04/15/24)(b)	EUR	100	94,922
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)	USD	60	50,850
3.63%, 02/15/31 (Call 02/15/26)(a)	USD	130	105,392
3.88%, 02/15/32 (Call 02/15/27)(a)	USD	145	117,087
5.25%, 06/15/29 (Call 06/15/24)(a)	USD	90	83,213
5.75%, 01/15/28 (Call 01/15/24)	USD	55	53,676
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)(d)	USD	85	81,604
5.75%, 10/01/25 (Call 07/01/25)	USD	80	78,813
6.00%, 06/01/26 (Call 03/01/26)	USD	60	58,901
6.38%, 10/01/30 (Call 04/01/30)	USD	60	57,607
Occidental Petroleum Corp.
5.50%, 12/01/25 (Call 09/01/25)(d)	USD	60	60,270
5.55%, 03/15/26 (Call 12/15/25)(d)	USD	130	131,153
5.88%, 09/01/25 (Call 06/01/25)	USD	105	106,559
6.13%, 01/01/31 (Call 07/01/30)	USD	120	125,262
6.38%, 09/01/28 (Call 03/01/28)	USD	65	67,913
6.63%, 09/01/30 (Call 03/01/30)	USD	185	197,487
7.50%, 05/01/31	USD	95	105,994
7.88%, 09/15/31	USD	50	57,050
8.50%, 07/15/27 (Call 01/15/27)	USD	50	55,057
8.88%, 07/15/30 (Call 01/15/30)	USD	95	111,625
Office Properties Income Trust
3.45%, 10/15/31 (Call 07/15/31)	USD	45	23,171
4.50%, 02/01/25 (Call 11/01/24)	USD	70	59,488
OI European Group BV
3.13%, 11/15/24 (Call 08/15/24)(b)	EUR	100	107,745
4.75%, 02/15/30 (Call 11/15/24)(a)	USD	65	59,629
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	USD	75	69,938
5.13%, 09/15/27 (Call 03/15/24)	USD	40	38,678
5.63%, 08/01/29 (Call 08/01/24)(d)	USD	85	82,875
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28 (Call 10/01/24)(b)	EUR	100	90,197
4.25%, 10/01/28 (Call 10/01/24)(a)	USD	125	106,406
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	USD	75	63,866
3.88%, 09/15/28 (Call 09/15/24)	USD	60	48,453
4.00%, 09/15/30 (Call 09/15/25)	USD	100	75,880
5.38%, 11/15/29 (Call 05/15/29)	USD	95	79,919
6.63%, 01/15/28 (Call 07/15/27)(d)	USD	85	79,009
6.88%, 03/15/25	USD	145	142,266
7.13%, 03/15/26	USD	185	180,563
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)	USD	250	230,000
5.13%, 04/30/31 (Call 04/30/26)(a)	USD	225	199,969
2.88%, 04/30/28 (Call 04/30/24)(b)	EUR	150	142,659
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)	USD	60	51,321
4.63%, 03/15/30 (Call 03/15/25)(a)	USD	50	42,520
5.00%, 08/15/27 (Call 08/15/23)(a)(d)	USD	80	74,057
6.25%, 06/15/25 (Call 06/15/23)(a)(d)	USD	30	30,089
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)(d)	USD	50	40,190

60	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
6.63%, 04/01/30 (Call 04/01/25)(a)(d)	USD	75	$65,250
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27 (Call 05/15/23)(a)	USD	85	85,319
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(a)(d)	USD	115	103,644
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)(d)	USD	65	57,240
Paramount Global
6.25%, 02/28/57 (Call 02/28/27), (3-mo. LIBOR US + 3.899%)(c)	USD	80	61,800
6.38%, 03/30/62 (Call 03/30/27), (5-year CMT + 3.999%)(c)(d)	USD	120	103,369
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	USD	70	60,786
5.88%, 10/01/28 (Call 10/01/23)(a)	USD	100	92,489
7.50%, 06/01/25 (Call 06/01/23)(a)	USD	85	85,425
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/24)(d)	USD	70	64,591
7.25%, 06/15/25 (Call 06/15/23)	USD	95	94,644
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	USD	75	61,686
5.38%, 10/15/25 (Call 10/15/23)(a)	USD	75	70,799
5.75%, 09/15/31 (Call 09/15/26)(a)	USD	70	58,457
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/23)	USD	80	76,412
3.75%, 06/15/29 (Call 06/15/24)	USD	50	43,477
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)	USD	105	95,550
5.50%, 10/15/27 (Call 10/15/23)(a)(d)	USD	120	117,647
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	USD	65	62,946
4.38%, 03/15/26 (Call 12/15/25)	USD	115	110,975
4.40%, 06/15/30 (Call 03/15/30)	USD	85	76,819
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)	USD	150	141,789
7.75%, 02/15/29 (Call 02/15/24)(a)	USD	125	123,083
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(d)	USD	135	127,269
5.25%, 07/01/30 (Call 06/15/25)	USD	105	97,003
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/23)(a)	USD	50	21,125
Picard Midco Inc., 6.50%, 03/31/29 (Call 09/30/25)(a)	USD	455	409,500
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/23)(a)	USD	55	54,912
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	USD	100	80,375
4.25%, 04/15/31 (Call 04/15/26)	USD	115	99,960
5.88%, 09/30/27 (Call 09/30/23)(a)	USD	105	104,740
6.25%, 07/01/33 (Call 04/01/33)	USD	75	74,163
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(d)	USD	150	131,250
4.63%, 04/15/30 (Call 04/15/25)(a)	USD	155	140,081
5.50%, 12/15/29 (Call 12/15/24)(a)	USD	155	147,444
5.63%, 01/15/28 (Call 12/01/23)(a)	USD	115	112,368
5.75%, 03/01/27 (Call 03/01/24)(a)	USD	50	49,648
PRA Group Inc., 8.38%, 02/01/28 (Call 02/01/25)(a)	USD	65	65,067

Security		Par (000)	Value

United States (continued)
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)(d)	USD	90	$65,132
5.88%, 09/01/31 (Call 09/01/26)(a)	USD	85	59,734
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/24)(a)	USD	75	71,065
8.25%, 02/01/28 (Call 02/01/24)(a)	USD	55	51,838
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	USD	85	71,877
5.13%, 01/15/28 (Call 01/15/24)(a)	USD	35	34,010
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(d)	USD	105	93,961
5.25%, 04/15/24(a)	USD	40	39,776
5.75%, 04/15/26(a)(d)	USD	160	158,680
6.25%, 01/15/28 (Call 01/15/24)(a)(d)	USD	155	144,901
PTC Inc.
3.63%, 02/15/25 (Call 02/15/24)(a)	USD	75	72,358
4.00%, 02/15/28 (Call 02/15/24)(a)	USD	50	46,563
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(d)	USD	65	32,005
4.45%, 02/15/25 (Call 11/15/24)	USD	85	62,369
4.75%, 02/15/27 (Call 11/15/26)(d)	USD	45	22,753
4.85%, 04/01/24	USD	3	2,589
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)	USD	70	29,050
5.38%, 12/01/28 (Call 12/01/23)(a)	USD	70	16,450
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)(d)	USD	115	89,437
6.50%, 09/15/28 (Call 09/15/23)(a)	USD	115	53,518
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/24)(a)(d)	USD	85	37,776
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)(d)	USD	35	32,200
4.88%, 05/15/25 (Call 02/15/25)(d)	USD	95	93,812
8.25%, 01/15/29 (Call 01/15/24)	USD	80	83,496
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)	USD	125	89,062
5.75%, 01/15/29 (Call 01/15/24)(a)	USD	105	78,049
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/23)(a)(d)	USD	180	150,030
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(d)	USD	60	53,999
4.75%, 10/15/27 (Call 10/15/23)	USD	90	85,219
Rite Aid Corp., 8.00%, 11/15/26 (Call 01/15/24)(a)	USD	54	29,178
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(a)	USD	50	46,473
4.00%, 09/15/29 (Call 09/15/24)(a)	USD	65	54,516
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)	USD	115	97,175
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(a)	USD	145	128,918
3.63%, 03/01/29 (Call 03/09/24)(a)(d)	USD	80	67,528
3.88%, 03/01/31 (Call 03/01/26)(a)	USD	155	125,550
4.00%, 10/15/33 (Call 10/15/27)(a)	USD	90	70,425
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	USD	50	47,423
4.95%, 07/15/29 (Call 04/15/29)(a)	USD	70	64,642
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/23)(a)	USD	95	66,717
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 05/30/23)(a)	USD	100	88,875
9.25%, 04/15/25 (Call 03/16/25)(a)	USD	65	59,963

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
11.25%, 12/15/27 (Call 06/15/25)(a)	USD	85	$74,481
Samsonite Finco Sarl, 3.50%, 05/15/26 (Call 05/15/23)(b)	EUR	100	102,115
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(d)	USD	190	162,820
3.88%, 02/15/27 (Call 02/15/24)(d)	USD	170	158,312
Scientific Games International Inc.
7.00%, 05/15/28 (Call 05/15/23)(a)	USD	105	105,017
7.25%, 11/15/29 (Call 11/15/24)(a)	USD	75	75,272
8.63%, 07/01/25 (Call 07/01/23)(a)	USD	35	35,831
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)	USD	125	112,495
6.63%, 05/01/29 (Call 05/01/24)(a)	USD	75	62,250
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(d)	USD	70	57,107
4.38%, 02/01/32 (Call 08/01/26)	USD	40	32,413
4.50%, 10/15/29 (Call 10/15/24)(d)	USD	45	39,092
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 01/15/24)(a)(d)	USD	45	35,072
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/23)(a)	USD	50	35,975
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(d)	USD	60	51,975
4.88%, 06/01/27 (Call 03/01/27)	USD	60	57,458
9.63%, 12/01/32 (Call 12/01/27)(a)	USD	87	95,484
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(d)	USD	48	45,004
5.00%, 04/15/29 (Call 04/15/25)(a)(d)	USD	50	47,981
5.13%, 12/01/24 (Call 09/01/24)(a)	USD	30	30,000
5.50%, 09/15/25 (Call 06/15/25)(a)(d)	USD	60	60,135
6.13%, 02/01/28 (Call 02/01/24)(a)(d)	USD	70	71,145
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/23)(a)(d)	USD	165	161,287
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(a)	USD	120	108,333
5.88%, 09/01/30 (Call 09/01/25)(a)(d)	USD	75	73,830
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(d)	USD	55	47,781
4.38%, 02/15/30 (Call 11/15/29)(a)	USD	65	59,259
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	USD	100	85,161
4.00%, 05/15/31 (Call 05/15/26)(d)	USD	80	70,602
4.63%, 12/15/27 (Call 12/15/23)	USD	60	58,045
5.13%, 06/01/29 (Call 06/01/24)	USD	100	96,521
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	USD	40	31,212
4.35%, 10/01/24 (Call 09/01/24)	USD	60	57,443
4.38%, 02/15/30 (Call 08/15/29)	USD	35	26,060
4.75%, 10/01/26 (Call 08/01/26)	USD	40	34,406
4.95%, 02/15/27 (Call 08/15/26)	USD	60	50,850
4.95%, 10/01/29 (Call 07/01/29)	USD	60	45,420
5.50%, 12/15/27 (Call 09/15/27)	USD	65	57,164
7.50%, 09/15/25 (Call 06/15/25)(d)	USD	100	98,250
Silgan Holdings Inc.
3.25%, 03/15/25 (Call 05/30/23)	EUR	100	107,101
4.13%, 02/01/28 (Call 10/01/23)	USD	60	56,100
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	USD	80	63,132
5.50%, 03/01/30 (Call 12/01/24)(a)(d)	USD	65	50,213
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)(d)	USD	90	80,550
3.88%, 09/01/31 (Call 09/01/26)(a)	USD	180	135,900

Security		Par (000)	Value

United States (continued)
4.00%, 07/15/28 (Call 07/15/24)(a)	USD	225	$190,403
4.13%, 07/01/30 (Call 07/01/25)(a)	USD	145	116,323
5.00%, 08/01/27 (Call 08/01/23)(a)	USD	190	174,800
5.50%, 07/01/29 (Call 07/01/24)(a)	USD	155	138,223
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 05/30/23)(a)(d)	USD	85	85,018
5.50%, 04/15/27 (Call 04/15/24)(a)(d)	USD	65	62,156
7.25%, 05/15/31 (Call 05/03/26)	USD	100	97,750
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	USD	75	65,625
4.20%, 10/29/25 (Call 09/29/25)	USD	50	46,188
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)	USD	80	75,977
6.63%, 01/15/27 (Call 01/15/24)	USD	60	58,361
SoftBank Group Corp., 4.00%, 09/19/29 (Call 06/21/29)(b)	EUR	125	108,825
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(d)	USD	40	33,550
4.88%, 11/15/31 (Call 11/15/26)(a)	USD	77	62,178
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/23)(a)(d)	USD	100	93,687
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(d)	USD	125	110,390
5.38%, 02/01/29 (Call 02/01/24)	USD	100	94,459
5.38%, 03/15/30 (Call 03/15/25)(d)	USD	140	130,594
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)	USD	55	45,100
5.75%, 07/15/25 (Call 07/15/23)(d)	USD	51	50,618
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(d)	USD	75	63,369
7.50%, 04/15/25 (Call 04/15/24)(a)(d)	USD	150	149,060
9.38%, 11/30/29 (Call 11/30/25)(a)	USD	105	112,875
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	USD	145	146,448
Sprint LLC
7.13%, 06/15/24	USD	162	164,632
7.63%, 03/01/26 (Call 11/01/25)	USD	139	147,101
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)	USD	145	135,602
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)	USD	65	57,434
6.00%, 12/01/29 (Call 12/01/24)(a)	USD	110	89,619
6.13%, 07/01/29 (Call 07/01/24)(a)	USD	50	41,483
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/24)(a)	USD	225	218,264
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	USD	135	116,647
Standard Industries Inc./NJ
2.25%, 11/21/26 (Call 08/21/26)(b)	EUR	100	96,359
3.38%, 01/15/31 (Call 07/15/25)(a)	USD	145	114,891
4.38%, 07/15/30 (Call 07/15/25)(a)	USD	160	138,000
4.75%, 01/15/28 (Call 01/15/24)(a)(d)	USD	100	93,341
5.00%, 02/15/27 (Call 02/15/24)(a)	USD	120	114,900
Staples Inc.
7.50%, 04/15/26 (Call 04/15/24)(a)	USD	225	190,057
10.75%, 04/15/27 (Call 04/15/24)(a)(d)	USD	135	91,593
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	USD	50	43,227
3.75%, 12/31/24 (Call 09/30/24)(a)	USD	50	46,775
4.38%, 01/15/27 (Call 07/15/26)(a)	USD	70	60,211
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/24)(a)	USD	95	87,305
4.63%, 12/01/31 (Call 06/01/31)(a)	USD	55	47,328

62	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(a)	USD	60	$54,180
5.38%, 07/15/24 (Call 06/07/23)(a)	USD	75	74,796
Studio City Finance Ltd., 6.00%, 07/15/25 (Call 07/15/23)(a)	USD	50	46,443
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(a)	USD	75	65,478
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)(d)	USD	65	61,763
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/26 (Call 10/15/23)(a)	USD	100	96,154
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	USD	75	67,623
4.50%, 04/30/30 (Call 04/30/25)	USD	108	96,650
5.88%, 03/15/28 (Call 03/15/24)	USD	50	49,110
6.00%, 04/15/27 (Call 04/15/24)	USD	75	74,606
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)	USD	85	78,120
Talen Energy Supply LLC, 8.63%, 06/01/30 (Call 06/01/26)(a)	USD	110	110,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/24)(a)	USD	95	88,603
6.00%, 03/01/27 (Call 03/01/24)(a)	USD	65	62,636
6.00%, 12/31/30 (Call 12/31/25)(a)	USD	65	57,990
6.00%, 09/01/31 (Call 09/01/26)(a)	USD	55	48,829
7.50%, 10/01/25 (Call 10/01/23)(a)	USD	75	75,850
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(d)	USD	60	56,592
5.75%, 01/15/28 (Call 10/15/27)(a)	USD	55	54,178
5.88%, 06/15/27 (Call 03/15/27)(a)	USD	60	59,800
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/24)	USD	125	111,131
4.75%, 03/15/26 (Call 03/15/24)(a)	USD	55	52,645
5.00%, 09/15/29 (Call 09/15/24)	USD	120	105,291
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/23)(a)	USD	90	84,565
Tempur Sealy International Inc., 3.88%, 10/15/31 (Call 10/15/26)(a)	USD	175	144,987
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)	USD	175	160,562
4.38%, 01/15/30 (Call 12/01/24)	USD	180	166,118
4.63%, 07/15/24 (Call 05/30/23)	USD	47	46,589
4.63%, 09/01/24 (Call 09/01/23)	USD	50	49,688
4.63%, 06/15/28 (Call 06/15/23)(d)	USD	100	94,750
4.88%, 01/01/26 (Call 03/01/24)(d)	USD	250	246,289
5.13%, 11/01/27 (Call 11/01/23)(d)	USD	170	165,234
6.13%, 10/01/28 (Call 10/01/23)(d)	USD	285	276,450
6.13%, 06/15/30 (Call 06/15/25)(a)	USD	235	231,475
6.25%, 02/01/27 (Call 02/01/24)	USD	160	159,280
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)	USD	60	55,681
5.00%, 01/31/28 (Call 07/31/27)(a)	USD	100	95,750
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/23)(a)	USD	105	81,406
TI Automotive Finance PLC, 3.75%, 04/15/29 (Call 04/15/24)(b)	EUR	100	83,196
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)	USD	60	53,325
10.50%, 05/15/29 (Call 05/15/24)(a)(d)	USD	65	43,859
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	USD	125	113,125

Security		Par (000)	Value

United States (continued)
4.88%, 05/01/29 (Call 05/01/24)(d)	USD	95	$86,212
5.50%, 11/15/27 (Call 11/15/23)	USD	320	307,200
6.25%, 03/15/26 (Call 03/15/24)(a)	USD	430	432,107
6.38%, 06/15/26 (Call 06/15/23)	USD	125	124,765
6.75%, 08/15/28 (Call 02/15/25)(a)	USD	220	223,300
7.50%, 03/15/27 (Call 03/15/24)	USD	60	60,300
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/23)	USD	75	75,497
Transocean Inc.
8.75%, 02/15/30 (Call 02/15/26)(a)	USD	145	145,362
11.50%, 01/30/27 (Call 07/30/23)(a)	USD	75	76,835
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/24)(a)(d)	USD	77	75,530
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)(a)	USD	125	127,187
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(d)	USD	70	61,079
6.00%, 04/01/27 (Call 01/01/27)	USD	50	49,307
6.63%, 07/31/26 (Call 04/30/26)(a)	USD	85	84,828
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	USD	25	24,978
Triumph Group Inc.
7.75%, 08/15/25 (Call 08/15/23)(d)	USD	77	71,546
9.00%, 03/15/28 (Call 03/15/25)(a)	USD	135	136,430
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)	USD	130	107,900
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(d)	USD	75	64,029
3.88%, 03/15/31 (Call 03/15/26)	USD	45	37,549
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)	USD	55	50,291
4.75%, 02/15/29 (Call 02/15/24)(a)	USD	105	97,764
6.25%, 04/15/25 (Call 04/15/24)(a)	USD	85	85,465
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(d)	USD	160	147,391
6.25%, 01/15/28 (Call 12/17/23)(a)	USD	75	75,682
7.50%, 05/15/25 (Call 05/15/23)(a)	USD	105	106,575
7.50%, 09/15/27 (Call 09/15/23)(a)	USD	150	155,175
8.00%, 11/01/26 (Call 11/01/23)(a)	USD	165	169,041
UGI International LLC, 2.50%, 12/01/29 (Call 12/01/24)(b)	EUR	100	86,153
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	USD	240	229,181
4.63%, 04/15/29 (Call 10/15/25)(a)	USD	240	217,200
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	USD	80	68,642
3.88%, 11/15/27 (Call 05/09/23)	USD	100	93,875
3.88%, 02/15/31 (Call 08/15/25)(d)	USD	140	123,011
4.00%, 07/15/30 (Call 07/15/25)(d)	USD	70	62,519
4.88%, 01/15/28 (Call 01/15/24)	USD	185	178,158
5.25%, 01/15/30 (Call 01/15/25)	USD	80	77,384
5.50%, 05/15/27 (Call 05/15/23)	USD	62	61,552
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/23)(a)	USD	100	95,250
5.50%, 04/15/29 (Call 03/30/24)(a)	USD	90	77,733
5.75%, 06/15/27 (Call 06/15/24)(a)	USD	60	55,038
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(a)	USD	75	44,243
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)(d)	USD	90	71,550
6.50%, 02/15/29 (Call 02/15/24)(a)(d)	USD	130	79,162
10.50%, 02/15/28 (Call 09/15/25)(a)	USD	279	265,399

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(d)	USD	105	$90,254
5.13%, 02/15/25 (Call 05/09/23)(a)	USD	160	157,363
6.63%, 06/01/27 (Call 06/01/23)(a)	USD	190	183,198
7.38%, 06/30/30 (Call 06/30/25)(a)	USD	115	110,331
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/24)	USD	65	64,337
6.88%, 09/01/27 (Call 09/01/23)	USD	105	102,202
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)	USD	75	62,344
4.25%, 02/15/30 (Call 02/15/25)(a)(d)	USD	35	34,327
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	USD	110	98,450
10.50%, 11/01/26 (Call 11/01/23)(a)	USD	70	70,471
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)	USD	130	109,835
6.25%, 01/15/30 (Call 10/15/29)(a)	USD	130	131,923
3.88%, 08/15/29 (Call 02/15/29)(a)(d)	USD	150	135,335
4.13%, 08/15/31 (Call 02/15/31)(a)	USD	150	132,750
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)(d)	USD	76	80,301
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 09/01/23)(a)	USD	190	143,450
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/23)(a)	USD	65	65,434
ViaSat Inc.
5.63%, 09/15/25 (Call 05/09/23)(a)(d)	USD	65	62,084
5.63%, 04/15/27 (Call 04/15/24)(a)	USD	85	78,837
6.50%, 07/15/28 (Call 06/17/23)(a)(d)	USD	50	39,535
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/23)(a)(d)	USD	90	76,859
7.00%, 02/15/29 (Call 02/15/24)(a)(d)	USD	50	42,536
13.00%, 05/15/25 (Call 05/15/23)(a)	USD	35	36,894
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	USD	160	143,206
5.00%, 07/31/27 (Call 07/31/23)(a)	USD	140	133,340
5.50%, 09/01/26 (Call 09/01/23)(a)	USD	125	123,141
5.63%, 02/15/27 (Call 02/15/24)(a)	USD	145	141,375
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/24)(a)	USD	95	84,664
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(a)	USD	55	55,000
8.63%, 04/30/30 (Call 10/30/24)(a)(d)	USD	175	178,500
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 11/15/23)(a)	USD	74	3,719
9.00%, 11/15/26 (Call 11/15/23)(a)(d)	USD	89	8,633
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/23)(a)	USD	80	81,340
7.25%, 06/15/28 (Call 06/15/23)(a)	USD	140	143,998
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	USD	70	55,483
3.10%, 02/01/32 (Call 11/01/31)	USD	60	43,603
4.75%, 02/15/26 (Call 11/15/25)	USD	260	247,280
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	USD	65	60,265
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)	USD	165	136,345
WMG Acquisition Corp.
2.75%, 07/15/28 (Call 07/15/23)(b)	EUR	100	99,012
3.00%, 02/15/31 (Call 02/15/26)(a)(d)	USD	90	73,965
3.75%, 12/01/29 (Call 12/01/24)(a)	USD	70	61,600

Security	Par/ Shares (000)		Value

United States (continued)
3.88%, 07/15/30 (Call 07/15/25)(a)	USD	50	$44,038
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(a)	USD	80	75,969
5.63%, 08/15/29 (Call 08/15/24)(a)	USD	145	124,788
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)(d)	USD	100	95,979
5.50%, 03/01/25 (Call 12/01/24)(a)	USD	210	207,055
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)	USD	100	92,288
7.13%, 02/15/31 (Call 11/15/30)(a)	USD	65	66,645
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(d)	USD	75	71,541
5.50%, 08/15/28 (Call 07/15/28)(a)	USD	90	78,817
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)	USD	60	52,037
6.38%, 08/15/25 (Call 08/15/23)(a)	USD	71	69,912
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(d)	USD	110	97,321
4.63%, 01/31/32 (Call 10/01/26)(d)	USD	140	130,725
4.75%, 01/15/30 (Call 10/15/29)(a)	USD	75	72,563
5.38%, 04/01/32 (Call 04/01/27)(d)	USD	120	117,150
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 05/30/23)(a)	USD	180	136,789
6.13%, 03/01/28 (Call 03/01/24)(a)(d)	USD	115	73,600

			95,378,704

Total Long-Term Investments — 97.6% (Cost: $161,173,844)			149,602,463

Short-Term Securities

Money Market Funds — 16.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(i)(j)(k)		24,512	24,519,682
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(i)(j)		710	710,000

Total Short-Term Securities — 16.5% (Cost: $25,224,367)			25,229,682

Total Investments — 114.1% (Cost: $186,398,211)			174,832,145

Liabilities in Excess of Other Assets — (14.1)%			(21,656,829)

Net Assets — 100.0%			$153,175,316

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	All or a portion of this security is on loan.
(e)	Perpetual security with no stated maturity date.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares® US & Intl High Yield Corp Bond ETF

(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$15,572,440	$8,942,313	(a)	$—		$(542)	$5,471	$24,519,682	24,512	$62,998	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,490,000	—		(780,000	)(a)	—	—	710,000	710	20,016		1

						$(542)	$5,471	$25,229,682		$83,014		$1

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$149,602,463	$—	$149,602,463
Short-Term Securities
Money Market Funds	25,229,682	—	—	25,229,682

	$25,229,682	$149,602,463	$—	$174,832,145

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	65

Statements of Assets and Liabilities (unaudited)

April 30, 2023

	iShares International High Yield Bond ETF	iShares J.P. Morgan EM Corporate Bond ETF	iShares J.P. Morgan EM High Yield Bond ETF	iShares J.P. Morgan EM Local Currency Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$50,286,839	$371,893,759	$322,403,287	$485,619,087
Investments, at value — affiliated(c)	20,000	29,056,806	41,785,179	200,000
Cash	455	6,520	—	3,328
Foreign currency, at value(d)	421,918	1,394	962	4,814,809
Receivables:
Investments sold	774,158	3,947,852	4,416,941	5,194,671
Securities lending income — affiliated	—	21,612	29,100	—
Capital shares sold	46,264	2,497,772	—	1,882
Dividends — unaffiliated	—	—	—	4,926
Dividends — affiliated	30	12,621	7,694	3,832
Interest — unaffiliated	761,906	4,567,078	5,691,308	10,061,242

Total assets	52,311,570	412,005,414	374,334,471	505,903,777

LIABILITIES
Bank overdraft	—	—	55,734	—
Collateral on securities loaned, at value	—	24,668,242	39,239,898	—
Payables:
Investments purchased	1,173,405	7,360,324	5,371,729	5,533,556
Capital shares redeemed	—	—	92,265	—
Deferred foreign capital gain tax	—	—	—	66,664
Foreign taxes	—	—	—	1,452
Investment advisory fees	17,597	150,302	137,716	123,960

Total liabilities	1,191,002	32,178,868	44,897,342	5,725,632

NET ASSETS	$51,120,568	$379,826,546	$329,437,129	$500,178,145

NET ASSETS CONSIST OF
Paid-in capital	$61,857,799	$444,075,485	$493,298,833	$624,773,417
Accumulated loss	(10,737,231)	(64,248,939)	(163,861,704)	(124,595,272)

NET ASSETS	$51,120,568	$379,826,546	$329,437,129	$500,178,145

NET ASSETVALUE
Shares outstanding	1,100,000	8,750,000	9,550,000	13,800,000

Net asset value	$46.47	$43.41	$34.50	$36.24

Shares authorized	500 million	500 million	500 million	500 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Investments, at cost — unaffiliated	$55,170,031	$406,047,336	$398,720,406	$528,877,408

(b) Securities loaned, at value	$—	$23,656,346	$37,845,623	$—

(c) Investments, at cost — affiliated	$20,000	$29,046,353	$41,769,189	$200,000

(d) Foreign currency, at cost	$419,114	$1,315	$918	$4,818,407

See notes to financial statements.

66	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

April 30, 2023

iShares US & Intl High Yield Corp Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$149,602,463
Investments, at value — affiliated(c)	25,229,682
Cash	8,545
Foreign currency, at value(d)	55,150
Receivables:
Investments sold	1,884,817
Securities lending income — affiliated	14,457
Capital shares sold	1,234,721
Dividends — affiliated	3,870
Interest — unaffiliated	2,419,601

Total assets	180,453,306

LIABILITIES
Collateral on securities loaned, at value	24,523,542
Payables:
Investments purchased	2,704,367
Investment advisory fees	50,081

Total liabilities	27,277,990

NET ASSETS	$153,175,316

NET ASSETS CONSIST OF
Paid-in capital	$175,036,921
Accumulated loss	(21,861,605)

NET ASSETS	$153,175,316

NET ASSETVALUE
Shares outstanding	3,600,000

Net asset value	$42.55

Shares authorized	500 million

Par value	$0.001

(a) Investments, at cost — unaffiliated	$161,173,844

(b) Securities loaned, at value	$23,695,025

(c) Investments, at cost — affiliated	$25,224,367

(d) Foreign currency, at cost	$54,312

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	67

Statements of Operations (unaudited)

Six Months Ended April 30, 2023

	iShares International High Yield Bond ETF	iShares J.P. Morgan EM Corporate Bond ETF	iShares J.P. Morgan EM High Yield Bond ETF	iShares J.P. Morgan EM Local Currency Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$195	$49,637	$45,827	$28,100
Interest — unaffiliated	1,020,737	7,624,522	12,014,010	15,374,576
Securities lending income — affiliated — net	—	98,712	161,810	—
Other income — unaffiliated	549	2,451	450	—
Foreign taxes withheld	(568)	83	83	(416,454)

Total investment income	1,020,913	7,775,405	12,222,180	14,986,222

EXPENSES
Investment advisory	87,484	791,799	812,718	690,006
Commitment costs	—	—	—	2,957

Total expenses	87,484	791,799	812,718	692,963

Net investment income	933,429	6,983,606	11,409,462	14,293,259

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(767,529)	(4,910,636)	(5,178,371)	(17,984,421)
Investments — affiliated	—	2,619	4,413	—
Capital gain distributions from underlying funds — affiliated	—	1	2	5
Foreign currency transactions	55,088	27	—	(130,743)
In-kind redemptions — unaffiliated(b)	(219,749)	(1,208,387)	(673,571)	262,690

	(932,190)	(6,116,376)	(5,847,527)	(17,852,469)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	5,785,584	28,414,154	26,136,064	56,393,246
Investments — affiliated	—	9,083	14,646	—
Foreign currency translations	38,891	70	86	542,031

	5,824,475	28,423,307	26,150,796	56,935,277

Net realized and unrealized gain	4,892,285	22,306,931	20,303,269	39,082,808

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,825,714	$29,290,537	$31,712,731	$53,376,067

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$—	$—	$—	$(3,375)

(b) See Note 2 of the Notes to Financial Statements.

(c) Net of increase in deferred foreign capital gain tax of	$—	$—	$—	$(59,400)

See notes to financial statements.

68	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended April 30, 2023

iShares US & Intl High Yield Corp Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$20,016
Interest — unaffiliated	3,540,931
Securities lending income — affiliated — net	62,998
Other income — unaffiliated	712
Foreign taxes withheld	(299)

Total investment income	3,624,358

EXPENSES
Investment advisory	235,080

Total expenses	235,080

Net investment income	3,389,278

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,131,301)
Investments — affiliated	(542)
Capital gain distributions from underlying funds — affiliated	1
Foreign currency transactions	57,567
In-kind redemptions — unaffiliated(a)	(982,494)

(2,056,769)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	7,233,398
Investments — affiliated	5,471
Foreign currency translations	31,511

7,270,380

Net realized and unrealized gain	5,213,611

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,602,889

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	69

Statements of Changes in Net Assets

	iShares International High Yield Bond ETF		iShares J.P. Morgan EM Corporate Bond ETF

	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$933,429	$1,408,096	$6,983,606	$14,229,480
Net realized loss	(932,190)	(5,099,669)	(6,116,376)	(34,007,022)
Net change in unrealized appreciation (depreciation)	5,824,475	(10,447,043)	28,423,307	(61,434,431)

Net increase (decrease) in net assets resulting from operations	5,825,714	(14,138,616)	29,290,537	(81,211,973)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(215,619)	(2,017,426)	(7,208,370)	(15,559,902)
Return of capital	—	(85,561)	—	—

Decrease in net assets resulting from distributions to shareholders	(215,619)	(2,102,987)	(7,208,370)	(15,559,902)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	13,714,718	(23,123,187)	71,846,106	(135,692,796)

NET ASSETS
Total increase (decrease) in net assets	19,324,813	(39,364,790)	93,928,273	(232,464,671)
Beginning of period	31,795,755	71,160,545	285,898,273	518,362,944

End of period	$51,120,568	$31,795,755	$379,826,546	$285,898,273

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

70	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares J.P. Morgan EM High Yield Bond ETF		iShares J.P. Morgan EM Local Currency Bond ETF

	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$11,409,462	$24,998,720	$14,293,259	$24,817,042
Net realized loss	(5,847,527)	(43,819,891)	(17,852,469)	(76,305,751)
Net change in unrealized appreciation (depreciation)	26,150,796	(82,734,878)	56,935,277	(58,369,093)

Net increase (decrease) in net assets resulting from operations	31,712,731	(101,556,049)	53,376,067	(109,857,802)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(11,783,631)	(25,663,616)	(3,783,011)	(19,531,059)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	18,211,481	(56,838,898)	104,059,607	(41,512,997)

NET ASSETS
Total increase (decrease) in net assets	38,140,581	(184,058,563)	153,652,663	(170,901,858)
Beginning of period	291,296,548	475,355,111	346,525,482	517,427,340

End of period	$329,437,129	$291,296,548	$500,178,145	$346,525,482

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	71

Statements of Changes in Net Assets (continued)

	iShares US & Intl High Yield Corp Bond ETF

	Six Months Ended 04/30/23 (unaudited)	Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,389,278	$5,806,839
Net realized loss	(2,056,769)	(5,745,195)
Net change in unrealized appreciation (depreciation)	7,270,380	(21,725,310)

Net increase (decrease) in net assets resulting from operations	8,602,889	(21,663,666)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,797,750)	(6,204,063)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	47,293,106	(65,519,501)

NET ASSETS
Total increase (decrease) in net assets	53,098,245	(93,387,230)
Beginning of period	100,077,071	193,464,301

End of period	$153,175,316	$100,077,071

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

72	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares International High Yield Bond ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$39.74		$54.74	$51.94	$51.05	$50.66	$53.04

Net investment income(a)	0.94		1.38	1.44	1.42	1.51	1.54
Net realized and unrealized gain (loss)(b)	6.06		(14.76)	2.18	0.09	0.82	(3.92)

Net increase (decrease) from investment operations	7.00		(13.38)	3.62	1.51	2.33	(2.38)

Distributions(c)
From net investment income		(0.27)	(1.56)	(0.82)	(0.62)	(1.94)	—
Return of capital	—		(0.06)	—	—	—	—

Total distributions		(0.27)	(1.62)	(0.82)	(0.62)	(1.94)	—

Net asset value, end of period	$46.47		$39.74	$54.74	$51.94	$51.05	$50.66

Total Return(d)
Based on net asset value	17.64	%(e)	(25.15)%	6.90%	3.00%	4.85%	(4.49)%

Ratios to Average Net Assets(f)
Total expenses	0.40	%(g)	0.40%	0.40%	0.40%	0.40%	0.40%

Net investment income	4.27	%(g)	2.92%	2.56%	2.85%	3.03%	2.87%

Supplemental Data
Net assets, end of period (000)	$51,121		$31,796	$71,161	$46,750	$40,838	$65,858

Portfolio turnover rate(h)		16%	23%	33%	46%	34%	31%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares J.P. Morgan EM Corporate Bond ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$40.27		$51.32	$51.13	$51.29	$47.68	$51.33

Net investment income(a)	0.94		1.68	1.75	2.06	2.25	2.16
Net realized and unrealized gain (loss)(b)	3.19		(10.93)	0.23	(0.13)	3.61	(3.70)

Net increase (decrease) from investment operations	4.13		(9.25)	1.98	1.93	5.86	(1.54)

Distributions from net investment income(c)		(0.99)	(1.80)	(1.79)	(2.09)	(2.25)	(2.11)

Net asset value, end of period	$43.41		$40.27	$51.32	$51.13	$51.29	$47.68

Total Return(d)
Based on net asset value	10.28	%(e)	(18.42)%	3.88%	3.94%	12.57%	(3.09)%

Ratios to Average Net Assets(f)
Total expenses	0.50	%(g)	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	4.41	%(g)	3.62%	3.36%	4.08%	4.51%	4.37%

Supplemental Data
Net assets, end of period (000)	$379,827		$285,898	$518,363	$214,731	$166,685	$71,515

Portfolio turnover rate(h)		15%	18%	16%	25%	21%	16%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

74	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares J.P. Morgan EM High Yield Bond ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$32.19		$43.61	$43.06	$46.63	$45.29	$50.60

Net investment income(a)	1.21		2.34	2.43	2.52	2.66	2.44
Net realized and unrealized gain (loss)(b)	2.36		(11.36)	0.68	(3.54)	1.93	(5.40)

Net increase (decrease) from investment operations	3.57		(9.02)	3.11	(1.02)	4.59	(2.96)

Distributions from net investment income(c)		(1.26)	(2.40)	(2.56)	(2.55)	(3.25)	(2.35)

Net asset value, end of period	$34.50		$32.19	$43.61	$43.06	$46.63	$45.29

Total Return(d)
Based on net asset value	11.11	%(e)	(21.35)%	7.16%	(2.08)%	10.51%	(5.96	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.50	%(h)	0.50%	0.50%	0.50%	0.50%	0.50%

Total expenses after fees waived	0.50	%(h)	0.50%	0.49%	0.48%	0.50%	0.50%

Net investment income	7.02	%(h)	6.13%	5.40%	5.75%	5.75%	5.11%

Supplemental Data
Net assets, end of period (000)	$329,437		$291,297	$475,355	$303,584	$333,378	$398,541

Portfolio turnover rate(i)		9%	16%	23%	65%	32%	19%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares J.P. Morgan EM Local Currency Bond ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$32.09		$41.73	$41.68	$45.43	$43.24	$46.85

Net investment income(a)	1.08		1.95	2.06	2.29	3.09	2.87
Net realized and unrealized gain (loss)(b)	3.37		(10.06)	(2.01)	(4.11)	0.59	(6.48)

Net increase (decrease) from investment operations	4.45		(8.11)	0.05	(1.82)	3.68	(3.61)

Distributions from net investment income(c)		(0.30)	(1.53)	—	(1.93)	(1.49)	—

Net asset value, end of period	$36.24		$32.09	$41.73	$41.68	$45.43	$43.24

Total Return(d)
Based on net asset value	13.87	%(e)	(20.04)%	0.12%	(4.20)%	8.75%	(7.71)%

Ratios to Average Net Assets(f)
Total expenses	0.30	%(g)	0.30%	0.30%	0.30%	0.30%	0.42%

Total expenses after fees waived	0.30	%(g)	0.30%	0.30%	0.30%	0.30%	0.41%

Net investment income	6.21	%(g)	5.37%	4.72%	5.46%	6.95%	6.19%

Supplemental Data
Net assets, end of period (000)	$500,178		$346,525	$517,427	$500,100	$536,078	$423,732

Portfolio turnover rate(h)		19%	47%	29%	43%	44%	51%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

76	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares US & Intl High Yield Corp Bond ETF

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$40.03		$49.61	$47.80	$48.97	$48.03	$50.98

Net investment income(a)	1.19		2.02	2.09	2.21	2.42	2.46
Net realized and unrealized gain (loss)(b)	2.35		(9.53)	1.99	(1.27)	1.17	(2.80)

Net increase (decrease) from investment operations	3.54		(7.51)	4.08	0.94	3.59	(0.34)

Distributions from net investment income(c)		(1.02)	(2.07)	(2.27)	(2.11)	(2.65)	(2.61)

Net asset value, end of period	$42.55		$40.03	$49.61	$47.80	$48.97	$48.03

Total Return(d)
Based on net asset value	8.86	%(e)	(15.46)%	8.56%	2.04%	7.74%	(0.71)%

Ratios to Average Net Assets(f)
Total expenses	0.40	%(g)	0.40%	0.40%	0.40%	0.40%	0.40%

Net investment income	5.77	%(g)	4.48%	4.16%	4.65%	5.02%	4.95%

Supplemental Data

Net assets, end of period (000)	$153,175		$100,077	$193,464	$176,851	$176,300	$211,353

Portfolio turnover rate(h)		8%	16%	31%	33%	24%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	77

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

International High Yield Bond	Diversified
J.P. Morgan EM Corporate Bond	Diversified
J.P. Morgan EM High Yield Bond	Diversified	(a)
J.P. Morgan EM Local Currency Bond	Non-diversified
US & Intl High Yield Corp Bond	Diversified

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

78	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The portion of distributions that exceeds each Fund’s current and accumulated earning and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to the Fund’s shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder’s cost basis and will result in higher capital gains or lower capital losses when each Fund’s shares on which distributions were received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements (unaudited) (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

J.P. Morgan EM Corporate Bond
Barclays Bank PLC	$924,521	$(924,521)	$—		$—
Barclays Capital, Inc.	3,496,915	(3,496,915)	—		—
BMO Capital Markets	622,455	(622,455)	—		—
BNP Paribas SA	827,718	(827,718)	—		—
BofA Securities, Inc.	647,133	(647,133)	—		—
Citigroup Global Markets, Inc.	1,328,198	(1,328,198)	—		—
Credit Suisse Securities (USA) LLC	992,304	(992,304)	—		—
DEUTSCHE BANK SECURITIES INC.	326,067	(326,067)	—		—
HSBC Securities (USA), Inc.	213,975	(213,975)	—		—
J.P. Morgan Securities LLC	3,228,893	(3,228,893)	—		—
Jefferies LLC	2,866,008	(2,866,008)	—		—
Morgan Stanley	1,024,677	(1,024,677)	—		—
Nomura Securities International, Inc.	1,688,253	(1,688,253)	—		—
Pershing LLC	2,197,551	(2,197,551)	—		—
UBS AG	127,350	(121,049)	—		6,301	(b)
Wells Fargo Securities LLC	3,144,328	(3,144,328)	—		—

	$23,656,346	$(23,650,045)	$—		$6,301

80	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

J.P. Morgan EM High Yield Bond
Barclays Bank PLC	$1,662,575	$(1,662,575)	$—		$—
Barclays Capital, Inc.	4,649,202	(4,649,202)	—		—
BNP Paribas SA	2,401,769	(2,401,769)	—		—
BofA Securities, Inc.	2,128,750	(2,128,750)	—		—
Citigroup Global Markets, Inc.	2,598,020	(2,598,020)	—		—
Credit Suisse Securities (USA) LLC	74,665	(74,665)	—		—
Goldman Sachs & Co. LLC	2,502,055	(2,502,055)	—		—
J.P. Morgan Securities LLC	10,295,945	(10,295,945)	—		—
Jefferies LLC	2,150,377	(2,150,377)	—		—
Morgan Stanley	3,636,030	(3,636,030)	—		—
Nomura Securities International, Inc.	1,899,084	(1,899,084)	—		—
Pershing LLC	1,642,786	(1,642,786)	—		—
RBC Capital Markets LLC	324,548	(324,548)	—		—
Scotia Capital (USA), Inc.	1,219,461	(1,219,461)	—		—
UBS AG	255,435	(255,435)	—		—
UBS Securities LLC	131,250	(131,250)	—		—
Wells Fargo Securities LLC	273,671	(273,671)	—		—

	$37,845,623	$(37,845,623)	$—		$—

US & Intl High Yield Corp Bond
Barclays Bank PLC	$2,710,596	$(2,710,596)	$—		$—
Barclays Capital, Inc.	720,073	(720,073)	—		—
BMO Capital Markets Corp.	310,334	(310,334)	—		—
BNP Paribas SA	2,897,898	(2,897,898)	—		—
BofA Securities, Inc.	526,592	(526,592)	—		—
Citadel Clearing LLC	129,139	(129,139)	—		—
Citigroup Global Markets, Inc.	279,536	(279,536)	—		—
Credit Suisse Securities (USA) LLC	25,808	(25,808)	—		—
Deutsche Bank Securities, Inc.	802,017	(802,017)	—		—
Goldman Sachs & Co. LLC	3,575,735	(3,575,735)	—		—
J.P. Morgan Securities LLC	4,091,933	(4,091,933)	—		—
Jefferies LLC	361,015	(361,015)	—		—
Morgan Stanley	849,964	(849,964)	—		—
Nomura Securities International, Inc.	440,086	(440,086)	—		—
Pershing LLC	247,538	(247,538)	—		—
RBC Capital Markets LLC	3,250,893	(3,250,893)	—		—
Scotia Capital (USA), Inc.	380,998	(380,998)	—		—
State Street Bank & Trust Co.	1,313,988	(1,313,988)	—		—
TD Prime Services LLC	538,558	(538,558)	—		—
UBS AG	31,840	(31,840)	—		—
Wells Fargo Bank, National Association	23,435	(23,435)	—		—
Wells Fargo Securities LLC	187,049	(187,049)	—		—

	$23,695,025	$(23,695,025)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of April 30, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

International High Yield Bond	0.40%
J.P. Morgan EM Corporate Bond	0.50
J.P. Morgan EM High Yield Bond	0.50
J.P. Morgan EM Local Currency Bond	0.30
US & Intl High Yield Corp Bond	0.40

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of BFA, under which BFA pays BIL for services it provides to the iShares International High Yield Bond ETF, iShares J.P. Morgan EM Corporate Bond ETF, iShares J.P. Morgan EM High Yield Bond ETF, iShares J.P. Morgan EM Local Currency Bond ETF and iShares US & Intl High Yield Corp Bond ETF. BFA has entered into a separate sub-advisory agreement with BlackRock (Singapore) Limited (“BRS”, together with BlackRock International Limited, the “Sub-Advisers”), both affiliates of BFA, under which BFA pays BRS for services it provides to the iShares J.P. Morgan EM Local Currency Bond ETF.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

J.P. Morgan EM Corporate Bond	$25,068
J.P. Morgan EM High Yield Bond	41,039
US & Intl High Yield Corp Bond	17,035

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

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Notes to Financial Statements (unaudited) (continued)

6.	PURCHASES AND SALES

For the six months ended April 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

International High Yield Bond	$7,828,350	$6,692,740
J.P. Morgan EM Corporate Bond	47,742,644	48,221,362
J.P. Morgan EM High Yield Bond	29,956,627	28,760,062
J.P. Morgan EM Local Currency Bond	157,000,984	83,252,918
US & Intl High Yield Corp Bond	10,600,546	9,197,616

For the six months ended April 30, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

International High Yield Bond	$17,914,675	$4,509,930
J.P. Morgan EM Corporate Bond	77,462,511	7,884,495
J.P. Morgan EM High Yield Bond	21,134,313	4,874,674
J.P. Morgan EM Local Currency Bond	41,748,635	9,628,532
US & Intl High Yield Corp Bond	62,146,597	15,994,007

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

International High Yield Bond	$5,617,695
J.P. Morgan EM Corporate Bond	23,164,025
J.P. Morgan EM High Yield Bond	81,211,562
J.P. Morgan EM Local Currency Bond	61,839,894
US & Intl High Yield Corp Bond	8,797,963

As of April 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

International High Yield Bond	$55,242,115	$761,805	$(5,697,081)	$(4,935,276)
J.P. Morgan EM Corporate Bond	437,326,921	1,401,599	(37,777,955)	(36,376,356)
J.P. Morgan EM High Yield Bond	442,941,649	1,551,354	(80,304,537)	(78,753,183)
J.P. Morgan EM Local Currency Bond	541,307,353	8,823,201	(64,311,467)	(55,488,266)
US & Intl High Yield Corp Bond	186,613,055	1,244,852	(13,025,762)	(11,780,910)

8.	LINE OF CREDIT

The iShares J.P. Morgan EM Local Currency Bond ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each

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Notes to Financial Statements (unaudited) (continued)

Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended April 30, 2023, the Fund did not borrow under the Syndicated Credit Agreement.

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed

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Notes to Financial Statements (unaudited) (continued)

and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk:   The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

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Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 04/30/23		Year Ended 10/31/22

iShares ETF	Shares	Amount	Shares	Amount

International High Yield Bond
Shares sold	400,000	$18,329,412	—	$—
Shares redeemed	(100,000)	(4,614,694)	(500,000)	(23,123,187)

	300,000	$13,714,718	(500,000)	$(23,123,187)

J.P. Morgan EM Corporate Bond
Shares sold	1,850,000	$79,894,117	1,100,000	$53,884,330
Shares redeemed	(200,000)	(8,048,011)	(4,100,000)	(189,577,126)

	1,650,000	$71,846,106	(3,000,000)	$(135,692,796)

J.P. Morgan EM High Yield Bond
Shares sold	650,000	$23,366,088	2,400,000	$98,689,988
Shares redeemed	(150,000)	(5,154,607)	(4,250,000)	(155,528,886)

	500,000	$18,211,481	(1,850,000)	$(56,838,898)

J.P. Morgan EM Local Currency Bond
Shares sold	3,800,000	$132,270,464	4,200,000	$161,169,803
Shares redeemed	(800,000)	(28,210,857)	(5,800,000)	(202,682,800)

	3,000,000	$104,059,607	(1,600,000)	$(41,512,997)

US & Intl High Yield Corp Bond
Shares sold	1,500,000	$63,925,056	500,000	$21,399,097
Shares redeemed	(400,000)	(16,631,950)	(1,900,000)	(86,918,598)

	1,100,000	$47,293,106	(1,400,000)	$(65,519,501)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares International High Yield Bond ETF, iShares J.P. Morgan EM Corporate Bond ETF, iShares J.P. Morgan EM High Yield Bond ETF, iShares J.P. Morgan EM Local Currency Bond ETF and iShares US & Intl High Yield Corp Bond ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	87

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

J.P. Morgan EM High Yield Bond	$1.262074	$—	$—	$1.262074	100%	—%	—%	100%
US & Intl High Yield Corp Bond	1.015258	—	—	1.015258	100	—	—	100

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	89

Glossary of Terms Used in this Report

Portfolio Abbreviation

CAB	Capital Appreciation Bonds

CMT	Constant Maturity Treasury

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

OJSC	Open Joint Stock Company

Portfolio Abbreviation (continued)

PIK	Payment-in-kind

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

Currency Abbreviations

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

CNY	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DOP	Dominican Peso

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

MXN	Mexican Peso

MYR	Malaysian Ringgit

PEN	Peru Nuevo Sol

PLN	Polish Zloty

RON	Romanian Leu

RSD	Serbian Dinar

THB	Thai Baht

TRY	Turkish Lira

UYU	Uruguayan Peso

ZAR	South African Rand

90	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

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iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by JPMorgan Chase & Co., Markit Indices Limited or Morningstar, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1002-0423

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)

Date: June 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)

Date: June 21, 2023

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: June 21, 2023